UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Jeffrey A. Dalke, Esq.
One New York Plaza	Drinker Biddle & Reath LLP
New York, New York 10004	One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: April 30, 2006

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi–Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

TAXABLE FIXED INCOME FUNDS	Semiannual Report April 30, 2006

Current income potential from portfolios that invest in a variety of fixed income securities.

Goldman Sachs Taxable Fixed Income Funds

■ GOLDMAN SACHS ENHANCED INCOME FUND

■ GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

■ GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

■ GOLDMAN SACHS GOVERNMENT INCOME FUND

■ GOLDMAN SACHS U.S. MORTGAGES FUND

■ GOLDMAN SACHS CORE FIXED INCOME FUND

■ GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

The Goldman Sachs Enhanced Income Fund is not a money market fund. Investors in this Fund should understand that the net asset value of the Fund will fluctuate, which may result in a loss of the principal amount invested. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund may make substantial investments in derivative instruments, including options, financial futures, Eurodollar futures contracts, swaps, options on swaps, structured securities and other derivative investments. Derivative instruments may involve a high degree of financial risk. These risks include the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument; risks of default by a counterparty, and the risks that transactions may not be liquid.

The Goldman Sachs Ultra-Short Duration Government Fund is not a money market fund. Investors in this Fund should understand that the net asset value of the Fund will fluctuate, which may result in a loss of the principal amount invested. The Fund’s net asset value and yield are not guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. The Fund’s investments in mortgage-backed securities are subject to prepayment risks. These risks may result in greater share price volatility. The Fund may make substantial investments in derivative instruments, including options, financial futures, Eurodollar futures contracts, swaps, options on swaps, structured securities and other derivative investments. Derivative instruments may involve a high degree of financial risk. These risks include the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument; risks of default by a counterparty, and the risks that transactions may not be liquid.

The Goldman Sachs Short Duration Government Fund is not a money market fund. Investors in this Fund should understand that the net asset value of the Fund will fluctuate, which may result in a loss of the principal amount invested. The Fund’s net asset value and yield are not guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Investments in fixed income securities are subject to the risks associated

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. The Fund’s investments in mortgage-backed securities are subject to prepayment risks. These risks may result in greater share price volatility. The Fund may make substantial investments in derivative instruments, including options, financial futures, Eurodollar futures contracts, swaps, options on swaps, structured securities and other derivative investments.

Derivative instruments may involve a high degree of financial risk. These risks include the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument; risks of default by a counterparty, and the risks that transactions may not be liquid.

The Goldman Sachs Government Income Fund’s net asset value and yield are not guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. The Fund’s investments in mortgage-backed securities are subject to prepayment risks. These risks may result in greater share price volatility. The Fund may make substantial investments in derivative instruments, including options, financial futures, Eurodollar futures contracts, swaps, options on swaps, structured securities and other derivative investments. Derivative instruments may involve a high degree of financial risk. These risks include the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument; risks of default by a counterparty, and the risks that transactions may not be liquid.

The Goldman Sachs U.S. Mortgages Fund’s investment in mortgage-backed securities (MBS) is subject to prepayment risk, the risk that in a declining interest rate environment the Fund’s underlying mortgages may be prepaid, causing the Fund to have to reinvest at lower interest rates. This risk may result in greater share price volatility than a fixed income fund not invested in MBS. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. The Fund may make substantial investments in derivative instruments, including options, financial futures, Eurodollar futures contracts, swaps, options on swaps, structured securities and other derivative investments. Derivative instruments may involve a high degree of financial risk. These risks include the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument; risks of default by a counterparty, and the risks that transactions may not be liquid. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk.

The Goldman Sachs Core Fixed Income Fund’s investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. The Fund’s investments in mortgage-backed securities are subject to prepayment risks. These risks may result in greater share price volatility. The Fund may make substantial investments in derivative instruments, including options, financial futures, Eurodollar futures contracts, swaps, options on swaps, structured securities and other derivative investments. Derivative instruments may involve a high degree of financial risk. These risks include the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument; risks of default by a counterparty, and the risks that transactions may not be liquid.

The Goldman Sachs Investment Grade Credit Fund’s investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. The Fund’s investments in mortgage-backed securities are subject to prepayment risks. These risks may result in greater share price volatility. The Fund may make substantial investments in derivative instruments, including options, financial futures, Eurodollar futures contracts, swaps, options on swaps, structured securities and other derivative investments. Derivative instruments may involve a high degree of financial risk. These risks include the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument; risks of default by a counterparty, and the risks that transactions may not be liquid.

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

What Distinguishes Goldman Sachs’
Fixed Income Investment Process?

At Goldman Sachs Asset Management (GSAM), the goal of our fixed income investment process is to provide consistent, strong performance by actively managing our portfolios within a research-intensive, risk-managed framework.

A key element of our fixed income investment philosophy is to evaluate the broadest global opportunity set to capture relative value across sectors and instruments. Our globally integrated investment process involves managing dynamically along the risk/return spectrum, as we continue to develop value-added strategies through:

■  Assess relative value among sectors (such as mortgages and corporates) and sub-sectors

■  Leverage the vast resources of Goldman Sachs in selecting securities for each portfolio

■  Team approach to decision making

■  Manage risk by avoiding significant sector and interest rate bets

■  Careful management of yield curve strategies — while closely managing portfolio duration

Fixed Income portfolios that:
■  Include domestic and global investment options, income opportunities, and access to areas of specialization such as high yield

■  Capitalize on GSAM’s industry-renowned credit research capabilities

■ Use a risk-managed framework to seek total return, recognizing the importance of investors’ capital accumulation goals as well as their need for income

PORTFOLIO RESULTS

Enhanced Income Fund

Dear Shareholder,

This report provides an overview on the performance of the Goldman Sachs Enhanced Income Fund during the six-month reporting period that ended April 30, 2006.

  Performance Review

Over the six-month period that ended April 30, 2006, the Fund’s Class A, Institutional and Administration Shares generated cumulative total returns, without sales charges, of 1.94%, 2.03% and 1.90%, respectively. These returns compare to the 2.06% and 1.80% cumulative total returns of the Fund’s benchmarks, the Six-Month U.S. Treasury Bill Index and the One-Year U.S. Treasury Note Index, respectively, over the same time period.

A combination of top-down and bottom-up strategies impacted performance over the period. The Fund continued to emphasize shorter-term, higher credit quality securities which helped to enhance results. The Fund’s exposures were primarily in the agency, corporate and asset-backed sectors, which all performed well over the period. Although select securities within the corporate financial and asset-backed auto subsectors underperformed, positive selection of agency debentures was a mitigating factor. Within agencies, the Fund held a bias towards short-dated paper, where we have been finding attractive relative values. Higher short-term interest rates were a drag on the Fund’s total return and relative performance versus the Six-Month Treasury Bill Index over the reporting period. The Fund held a short duration position in anticipation of higher interest rates; this strategy helped enhance results relative to the One-Year Treasury Note.

  Market Review

The U.S. Treasury yield curve continued to flatten over the reporting period as yields rose, primarily at the short and intermediate regions of the curve. The primary driver of increasing short-term interest rates was the Federal Reserve Board’s (the “Fed”) four 25 basis point rate increases that brought the federal funds rate to 4.75% by the end of April 2006. The transition from Alan Greenspan to the new Fed Chairman Ben Bernanke proved uneventful, although Mr. Bernanke suggested that further tightening may be necessary. Rate increases during the period were the result of stronger-than-expected consumer confidence, an increase in existing and new home sales, solid manufacturing output, and soaring commodity prices, all of which suggested that inflation may be accelerating. Investment grade sectors outperformed Treasuries over the reporting period, with the mortgage sector generating the best results. Within corporates, lower quality credits outperformed their higher quality counterparts over the period.

  Investment Objective

The Fund seeks to generate return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.

It is important to note that the Fund is not a money market fund and its net asset value will fluctuate.

PORTFOLIO RESULTS

  Investment Strategies

In seeking to meet the Fund’s objective, we diversify our exposure across high credit quality sectors. Although securities held in this portfolio may have maturities greater than one year, the portfolio duration can be hedged to approximate the interest rate sensitivity of the 9-month Treasury bill by investing in floating rate debt and through the use of interest rate futures contracts. The Fund uses derivatives, including, but not limited to, Treasury futures, Eurodollar futures and swaps, primarily as a tool to manage interest rate exposure, volatility, term structure, convexity (the rate of change in the portfolio’s duration as yields change), and sector exposure. The Fund may also use derivatives to express our interest rate outlook.

We believe that using derivatives, including both futures and swaps, in the portfolio has been an effective portfolio management tool. Futures have been efficiently employed to hedge duration (interest rate sensitivity) drift that may occur due to the passage of time, or changing interest rates. In addition, futures allowed us to optimize security selection by giving us the flexibility to select the most attractive securities for the portfolio, regardless of the securities’ maturity/duration. Finally, futures and swaps were important tools in implementing certain interest rate and spread views.

  Portfolio Composition

The Fund targets a duration of nine months, with diversified holdings in high credit quality sectors including U.S. Treasuries, agency, corporate, asset-backed, and money market instruments. The Fund invests in securities with a minimum credit quality of “A” by a Nationally Recognized Statistical Rating Organization at the time of purchase or, if unrated, determined by the investment adviser to be of comparable quality.

The Fund was defensively positioned for much of the reporting period, maintaining a short duration position. The Fund continued to emphasize shorter-term, higher quality securities that we believed had the potential to enhance results. The Fund’s largest exposure was to quasi-government securities, specifically agency debentures, where we have been finding value. In addition, the Fund maintained a meaningful exposure to corporate bonds, although we trimmed the allocation to this sector as valuations changed.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income Management Team

May 17, 2006

FUND BASICS

Enhanced Income Fund

as of April 30, 2006

PERFORMANCE REVIEW

		Six-Month	One-Year
November 1, 2005–	Fund Total Return	U.S. Treasury	U.S. Treasury	30-Day
April 30, 2006	(based on NAV)[1]	Bill Index[2]	Note Index[2]	Standardized Yield[3]

Class A	1.94%	2.06%	1.80%	4.22%

Institutional	2.03	2.06	1.80	4.66

Administration	1.90	2.06	1.80	4.40

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Six-Month U.S. Treasury Bill Index and One-Year U.S. Treasury Note Index, as reported by Merrill Lynch, do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.
[3]	The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.

STANDARDIZED TOTAL RETURNS[4]

For the period ended 3/31/06	One Year	Five Years	Since Inception	Inception Date

Class A	1.38%	2.15%	2.90%	8/2/00
Institutional	3.34	2.84	3.56	8/2/00
Administration	2.87	2.54	3.27	8/2/00

[4]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 1.5% for Class A Shares. Because Institutional and Administration Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.
The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

SECTOR ALLOCATION[5]

Percentage of Portfolio

[5]	The percentage shown for each investment sector reflects the value of investments in that sector as a percentage of total market value. Due to multiple valid methodologies the percentages calculated above may differ to the percentages in the Schedule of Investments. Short-term investments include repurchase agreements.
[6]	“Quasi-governments” include agency securities offered by companies such as Fannie Mae and Freddie Mac, which operate under a government charter. While they have to report to a government regulator, their assets are not explicitly guaranteed by the government and they otherwise operate like any other publicly traded company.

PORTFOLIO RESULTS

Ultra-Short Duration Government Fund

Dear Shareholder:

This report provides an overview on the performance of the Goldman Sachs Ultra-Short Duration Government Fund during the six-month reporting period that ended April 30, 2006.

  Performance Review

Over the six-month period that ended April 30, 2006, the Fund’s Class A, Institutional, and Service Shares generated cumulative total returns, without sales charges, of 2.19%, 2.26% and 2.00%, respectively. These returns compare to the 2.06% and 1.80% cumulative total returns of the Fund’s benchmarks, the Six-Month U.S. Treasury Bill Index and the One-Year U.S. Treasury Note Index, respectively, over the same time period.

A combination of top-down and bottom-up strategies impacted performance over the period. Within our sector strategies, the Fund’s exposures to the collateralized and government sectors were important contributors to returns as they performed well over the period. Within our bottom-up strategies, security selection and relative value plays were also important drivers of returns. Within mortgages, we focused on securities with less sensitivity to changes in volatility. In particular, we favored 15-year pass-throughs, premium 30-year pass-throughs, adjustable-rate mortgages (ARMs), and shorter duration collateralized mortgage obligations (CMOs). Within agencies, selection of short-dated agency debentures contributed to results. Select asset-backed securities (ABS) holdings detracted from results; however, this was mitigated by the overall positive impact from our security selection strategies.

The Fund held a short duration position over the period in anticipation of higher interest rates. While this strategy helped enhance relative results, meaningfully higher short-term interest rates were a drag on the Fund’s total return.

  Market Review

The U.S. Treasury yield curve continued to flatten over the reporting period as yields rose, primarily at the short and intermediate regions of the curve. The primary driver of increasing short-term interest rates was the Federal Reserve Board’s (the “Fed”) four 25 basis point rate increases that brought the federal funds rate to 4.75% by the end of April 2006. The transition from Alan Greenspan to the new Fed Chairman Ben Bernanke proved uneventful, although Mr. Bernanke suggested that further tightening may be necessary. Rate increases during the period were the result of stronger-than-expected consumer confidence, an increase in existing and new home sales, solid manufacturing output, and soaring commodity prices, all of which suggested that inflation may be accelerating. Investment grade sectors outperformed Treasuries over the reporting period, with the mortgage sector generating the best results. Within corporates, lower quality credits outperformed their higher quality counterparts over the period.

  Investment Objective

The Fund seeks a high level of current income, consistent with low volatility of principal.

PORTFOLIO RESULTS

  Investment Strategies

The Fund seeks to meet its objective by investing at least 80% of its net assets in U.S. government securities including securities representing an interest in or collateralized by adjustable rate and fixed rate mortgage loans. The Fund uses derivatives, including, but not limited to, Treasury futures, Eurodollar futures and swaps, primarily as a tool to manage interest rate exposure, volatility, term structure, convexity (the rate of change in the portfolio’s duration as yields change), and sector exposure. The Fund may also use derivatives to express our interest rate outlook.

We believe that using derivatives, including both futures and swaps, in the portfolio has been an effective portfolio management tool. Futures have been efficiently employed to hedge duration (interest rate sensitivity) drift that may occur due to the passage of time, changing interest rates or changing mortgage durations. In addition, futures allowed us to optimize security selection by giving us the flexibility to select the most attractive securities for the portfolio, regardless of the securities’ maturity/duration. Finally, futures and swaps were important tools in implementing certain interest rate and spread views.

  Portfolio Composition

Over the period, the Fund continued to focus on security selection and sub-sector strategies to enhance results. Within mortgages, the Fund’s primary exposures were to ARMs, CMOs, and pass-through sub-sectors. We tactically adjusted the Fund’s exposures to take advantage of changing relative opportunities within the market. For example, we decreased the Fund’s allocation to quasi-government securities in favor of the mortgage sector as we found attractively priced securities within the pass-through and ARMs subsectors. We also modestly decreased the Fund’s bias to home equity asset-backed securities, as valuations within the sector became less compelling. We positioned the Fund defensively for much of the period and maintained a short duration. This was due to our belief that interest rates would move higher.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income Investment Management Team

May 17, 2006

FUND BASICS

Ultra-Short Duration Government Fund

as of April 30, 2006

PERFORMANCE REVIEW

		Six-Month	One-Year
November 1, 2005–	Fund Total Return	U.S. Treasury	U.S. Treasury	30-Day
April 30, 2006	(based on NAV)[1]	Bill Index[2]	Note Index[2]	Standardized Yield[3]

Class A	2.19%	2.06%	1.80%	3.37%
Institutional	2.26	2.06	1.80	3.79
Service	2.00	2.06	1.80	3.29

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Six-Month U.S. Treasury Bill Index and One-Year U.S. Treasury Note Index, as reported by Merrill Lynch, do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.
[3]	The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.

STANDARDIZED TOTAL RETURNS[4]

For the period ended 3/31/06	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	1.29%	2.36%	3.95%	4.12%	5/15/95
Institutional	3.08	3.08	4.49	4.69	7/17/91
Service	2.67	2.62	N/A	3.76	3/27/97

[4]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 1.5% for Class A Shares. Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

SECTOR ALLOCATION[5]

Percentage of Portfolio

[5]	The percentage shown for each investment sector reflects the value of investments in that sector as a percentage of total market value. Due to multiple valid methodologies the percentages calculated above may differ to the percentages in the Schedule of Investments. Short-term investments include repurchase agreements.
[6]	“Quasi-governments” include agency securities offered by companies such as Fannie Mae and Freddie Mac, which operate under a government charter. While they have to report to a government regulator, their assets are not explicitly guaranteed by the government and they otherwise operate like any other publicly traded company.

PORTFOLIO RESULTS

Short Duration Government Fund

Dear Shareholder:

This report provides an overview on the performance of the Goldman Sachs Short Duration Government Fund during the six-month reporting period that ended April 30, 2006.

  Performance Review

Over the six-month period that ended April 30, 2006, the Fund’s Class A, B, C, Institutional and Service Shares generated cumulative total returns, without sales charges, of 1.40%, 1.21%, 1.14%, 1.59% and 1.44%, respectively. These returns compare to the 1.28% cumulative total return of the Fund’s benchmark, the Two-Year U.S. Treasury Note Index, over the same time period.

A combination of top-down and bottom-up strategies impacted relative performance over the reporting period. Top-down strategies that impacted performance included our short duration strategy and cross-sector exposures. We maintained a defensive posture over the period, positioning the Fund to have a shorter duration relative to the Index based on our belief that interest rates would move higher. This positioning contributed to relative returns as Treasury yields rose. Within our sector strategies, exposure to mortgages and governments was an important driver of returns as they performed well over the period. Both the mortgage and agency sectors outperformed Treasuries and spreads tightened. Within our bottom-up strategies, while selection of short-dated agency paper positively impacted returns, select securities within the pass-through subsector detracted from performance. However, overall, security selection was a positive contributor to returns.

  Market Review

The U.S. Treasury yield curve continued to flatten over the reporting period as yields rose, primarily at the short and intermediate regions of the curve. The primary driver of increasing short-term interest rates was the Federal Reserve Board’s (the “Fed”) four 25 basis point rate increases that brought the federal funds rate to 4.75% by the end of April 2006. The transition from Alan Greenspan to the new Fed Chairman Ben Bernanke proved uneventful, although Mr. Bernanke suggested that further tightening may be necessary. Rate increases during the period were the result of stronger-than-expected consumer confidence, an increase in existing and new home sales, solid manufacturing output, and soaring commodity prices, which suggested that inflation may be accelerating. Investment grade sectors outperformed Treasuries over the reporting period, with the mortgage sector generating the best results. Within corporates, lower quality credits outperformed their higher quality counterparts over the period.

  Investment Objective

The Fund seeks a high level of current income and may also consider the potential for capital appreciation.

PORTFOLIO RESULTS

  Investment Strategies

In seeking to meet its objective, the Fund invests in a diversified portfolio of U.S. government securities. The Fund uses derivatives, including, but not limited to, Treasury futures, Eurodollar futures and swaps, primarily as a tool to manage interest rate exposure, volatility, term structure, convexity (the rate of change in the portfolio’s duration as yields change) and sector exposure. The Fund may also use derivatives to express our interest rate outlook.

We believe that using derivatives, including both futures and swaps, in the portfolio has been an effective portfolio management tool. Futures have been efficiently employed to hedge duration (interest rate sensitivity) drift that may occur due to the passage of time, changing interest rates or changing mortgage durations. In addition, futures allowed us to optimize security selection by giving us the flexibility to select the most attractive securities for the portfolio, regardless of the securities’ maturity/duration. Finally, futures and swaps were important tools in implementing certain interest rate and spread views.

  Portfolio Composition

Over the period, the Fund continued to focus on security selection and sub-sector strategies to enhance results. Within mortgages, the Fund’s primary exposures were to the ARMs, CMOs, and pass-through sub-sectors. We tactically adjusted the Fund’s exposures to take advantage of changing relative opportunities within the market. For example, we decreased the Fund’s allocation to quasi-government securities in favor of the mortgage sector as we found attractively priced securities within the pass-through and ARMs subsectors. However, we continue to find value within short-dated agency paper and the Fund still has an exposure to quasi-government securities. We positioned the Fund defensively for much of the period and maintained a short duration position relative to the Index. This was due to our belief that interest rates would move higher.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income Investment Management Team

May 17, 2006

FUND BASICS

Short Duration Government Fund

as of April 30, 2006

PERFORMANCE REVIEW

November 1, 2005–	Fund Total Return	Two-Year U.S.	30-Day
April 30, 2006	(based on NAV)[1]	Treasury Note Index[2]	Standardized Yield[3]

Class A	1.40%	1.28%	3.35%
Class B	1.21	1.28	2.72
Class C	1.14	1.28	2.67
Institutional	1.59	1.28	3.79
Service	1.44	1.28	3.29

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Two-Year U.S. Treasury Note Index, as reported by Merrill Lynch, does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.
[3]	The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.

STANDARDIZED TOTAL RETURNS[4]

For the period ended 3/31/06	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	-0.31%	2.90%	N/A	4.29%	5/1/97
Class B	-0.78	2.72	N/A	3.91	5/1/97
Class C	0.09	2.55	N/A	3.58	8/15/97
Institutional	2.24	3.74	5.10%	6.01	8/15/88
Service	1.73	3.23	N/A	4.62	4/10/96

[4]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 2% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (2% maximum declining to 0% after three years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

SECTOR ALLOCATION[5]

Percentage of Portfolio

[5]	The percentage shown for each investment sector reflects the value of investments in that sector as a percentage of total market value. Due to multiple valid methodologies the percentages calculated above may differ to the percentages in the Schedule of Investments. Short-term investments include repurchase agreements.
[6]	“Quasi-governments” include agency securities offered by companies such as Fannie Mae and Freddie Mac, which operate under a government charter. While they have to report to a government regulator, their assets are not explicitly guaranteed by the government and they otherwise operate like any other publicly traded company.

PORTFOLIO RESULTS

Government Income Fund

Dear Shareholder:

This report provides an overview on the performance of the Goldman Sachs Government Income Fund during the six-month reporting period that ended April 30, 2006.

  Performance Review

Over the six-month period that ended April 30, 2006, the Fund’s Class A, B, C, Institutional and Service Shares generated cumulative total returns, without sales charges, of 0.65%, 0.28%, 0.35%, 0.91% and 0.66%, respectively. These returns compare to the 0.70% cumulative total return of the Fund’s benchmark, the Lehman Brothers Government/ Mortgage Index, over the same time period.

Within asset-backed securities (ABS), a preference for home equity ABS contributed to performance as the sector performed well over the period. However, an underweight to the mortgage sector detracted from results, as sector spreads tightened modestly. In particular, an underweight position in mortgage-backed security pass-throughs detracted over the period. We felt that negative fundamentals, such as low spreads and low implied volatility, warranted a reduction to mortgages in the Fund. This strategy modestly detracted from returns overall as mortgage pass-throughs outperformed Treasuries over the period. However, our security selection within mortgages, specifically in pass-throughs and adjustable rate mortgages, helped to offset negative returns. An underweight position in the agency sector also slightly detracted from returns, as agencies outperformed Treasuries and sector spreads slightly tightened over the six-month period. However, our selection of agency debentures benefited returns.

  Market Review

The U.S. Treasury yield curve continued to flatten over the reporting period as yields rose, primarily at the short and intermediate regions of the curve. The primary driver of increasing short-term interest rates was the Federal Reserve Board’s (the “Fed”) four 25 basis point rate increases that brought the federal funds rate to 4.75% by the end of April 2006. The transition from Alan Greenspan to the new Fed Chairman Ben Bernanke proved uneventful, although Mr. Bernanke suggested that further tightening may be necessary. Rate increases during the period were the result of stronger-than-expected consumer confidence, an increase in existing and new home sales, solid manufacturing output, and soaring commodity prices, which suggested that inflation may be accelerating. Investment grade sectors outperformed Treasuries over the reporting period, with the mortgage sector generating the best results. Within corporates, lower quality credits outperformed their higher quality counterparts over the period.

PORTFOLIO RESULTS

  Investment Objective

The Fund seeks a high level of current income, consistent with safety of principal.

  Investment Strategies

The Fund seeks to meet its objective by investing at least 80% of its net assets in U.S. government securities and in repurchase agreements collateralized by these securities, and in other securities of the highest credit quality. The Fund uses derivatives, including, but not limited to, Treasury futures, Eurodollar futures and swaps, primarily, as a tool to manage interest rate exposure, volatility, term structure, convexity (the rate of change in the portfolio’s duration as yields change), and sector exposure. The Fund may also use derivatives to express our interest rate outlook.

We believe that using derivatives, including both futures and swaps, in the portfolio has been an effective portfolio management tool. Futures have been efficiently employed to hedge duration (interest rate sensitivity) drift that may occur due to the passage of time, changing interest rates or changing mortgage durations. In addition, futures allowed us to optimize security selection by giving us the flexibility to select the most attractive securities for the portfolio, regardless of the securities maturity/duration. Finally, futures and swaps were important tools in implementing certain interest rate and spread views.

  Portfolio Composition

Over the period, the Fund’s investment strategy continued to focus on sectors and securities that we believed would generate a competitive total rate of return relative to the benchmark. For example, we tactically adjusted the Fund’s exposures to take advantage of changing relative opportunities within the market. We reduced the Fund’s asset-backed exposure in favor of mortgage-backed securities that we felt offered more compelling relative values. Within mortgages, we took advantage of opportunities to add value in security-specific trades. In particular, we increased the Fund’s exposure to fixed-rate pass-throughs and collateralized mortgage obligations (CMOs), while maintaining a meaningful exposure to adjustable-rate mortgages and collateralized mortgage-backed securities. At the end of the reporting period, the Fund’s largest sector weight was in mortgage-backed securities. During the period, we maintained a short duration position relative to the Index on the belief that interest rates would rise due to continued economic strength.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income Investment Management Team

May 17, 2006

FUND BASICS

Government Income Fund

as of April 30, 2006

PERFORMANCE REVIEW

November 1, 2005–	Fund Total Return	Lehman Govt./	30-Day
April 30, 2006	(based on NAV)[1]	Mortgage Index[2]	Standardized Yield[3]

Class A	0.65%	0.70%	3.68%

Class B	0.28	0.70	3.10

Class C	0.35	0.70	3.10

Institutional	0.91	0.70	4.22

Service	0.66	0.70	3.72

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Lehman Brothers Government/ Mortgage Index, an unmanaged index, does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.
[3]	The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.

STANDARDIZED TOTAL RETURNS[4]

For the period ended 3/31/06	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	-2.67%	3.50%	5.30%	5.58%	2/10/93
Class B	-3.90	3.26	N/A	5.10	5/1/96
Class C	0.15	3.70	N/A	4.71	8/15/97
Institutional	2.30	4.89	N/A	5.89	8/15/97
Service	1.80	4.36	5.68[5]	5.86[5]	2/10/93

[4]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 4.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years), and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.
[5]	Performance data for Service Shares prior to 8/15/97 (commencement of operations) is that of Class A Shares (excluding the impact of front-end sales charges applicable to Class A Shares since Service Shares are not subject to any sales charges). Performance of Class A Shares in the Fund reflects the expenses applicable to the Fund’s Class A Shares. The fees applicable to Service Shares are different from those applicable to Class A Shares which impact performance ratings and rankings for a class of shares.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

SECTOR ALLOCATION[6]

Percentage of Portfolio

[6]	The percentage shown for each investment sector reflects the value of investments in that sector as a percentage of total market value. Due to multiple valid methodologies the percentages calculated above may differ to the percentages in the Schedule of Investments. Short-term investments include repurchase agreements.
[7]	“Quasi-governments” include agency securities offered by companies such as Fannie Mae and Freddie Mac, which operate under a government charter. While they have to report to a government regulator, their assets are not explicitly guaranteed by the government and they otherwise operate like any other publicly traded company.

PORTFOLIO RESULTS

U.S. Mortgages Fund

Dear Shareholder,

This report provides an overview on the performance of the Goldman Sachs U.S. Mortgages Fund during the six-month reporting period that ended April 30, 2006.

  Performance Review

Over the six-month period that ended April 30, 2006, the Fund’s Class A, Institutional and Separate Account Institutional Shares generated cumulative total returns, without sales charges, of 1.33%, 1.50% and 1.52%, respectively. These returns compare to the 1.20% cumulative total return of the Fund’s benchmark, the Lehman Brothers Securitized Index, over the same time period.

The Fund remained underweight mortgage pass-throughs throughout the reporting period, a continuation of our 2005 strategy. Due to tight valuations and low implied volatility in the market, we held onto this view in hopes that spreads would widen. As mortgages outperformed the market during the reporting period, this sector position detracted from performance. The Fund’s security selection, however, offset this underperformance. In particular, our pass-through selection of 30-year pass-throughs enhanced performance over the period, as 30-year mortgage-backed securities outperformed their 15-year counterparts. A short duration bias also contributed to the Fund’s returns, as yields rose across the entire curve.

  Market Review

Although mortgages underperformed Treasuries at the start of the reporting period, the sector had a strong start in 2006, offsetting the underperformance of late 2005. Mortgages ended the period ahead of equal duration Treasuries, while spreads finished slightly tighter. MBS Index option adjusted spread levels remained tight relative to their long-term averages, and implied volatility continued to hover at their low historical averages.

  Investment Objective

The Fund seeks a high level of total return consisting of income and capital appreciation.

  Investment Strategies

In seeking to meet the Fund’s investment objective, we invest at least 80% of its net assets in fixed income securities, including U.S. government and collateralized securities. Collateralized securities may include fixed rate pass-throughs, CMOs, ARMs, mortgage derivatives, and asset-backed securities (“ABS”). To the extent we find them effective instruments to manage the duration of the portfolio, the Fund may employ the use of derivatives, including Treasury futures, swaps and Eurodollar futures contracts.

PORTFOLIO RESULTS

We believe that using derivatives, including both futures and swaps, in the portfolio has been an effective portfolio management tool. Futures have been efficiently employed to hedge duration (interest rate sensitivity) drift that may occur due to the passage of time, changing interest rates or changing mortgage durations. In addition, futures allowed us to optimize security selection by giving us the flexibility to select the most attractive securities for the portfolio, regardless of the securities’ maturity/duration. Finally, futures and swaps were important tools in implementing certain interest rate and spread views.

  Portfolio Composition

The Fund maintained a short duration position relative to its benchmark during most of the reporting period. Given its underweight position in mortgage pass-throughs, the Fund invested in other collateralized sectors, such as adjustable-rate mortgages and collateralized mortgage obligations. The Fund added to its government security allocation as a tactical substitute for pass-through exposure. The Fund continues to underweight exposure to fixed rate mortgage-backed security pass-throughs on the back of negative fundamentals.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Fixed Income Investment Management Team

May 17, 2006

FUND BASICS

U.S. Mortgages Fund

as of April 30, 2006

PERFORMANCE REVIEW

November 1, 2005–	Fund Total Return	Lehman Brothers	30-Day
April 30, 2006	(based on NAV)[1]	Securitized Index[2]	Standardized Yield[3]

Class A	1.33%	1.20%	3.43%
Institutional	1.50	1.20	3.98
Separate Account Institutional	1.52	1.20	4.01

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Lehman Brothers Securitized Index is an unmanaged composite of asset-backed securities, collateralized mortgage-backed securities and fixed rate mortgage-backed securities. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.
[3]	The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.

STANDARDIZED TOTAL RETURNS

For the period ended 3/31/06	One Year	Since Inception	Inception Date

Class A	-2.33%	1.26%	11/3/03
Institutional	2.68	3.67	11/3/03
Separate Account Institutional	2.73	3.68	11/3/03

[4]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 4.5% for Class A Shares. Because Institutional and Separate Account Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

SECTOR ALLOCATION[5]

Percentage of Portfolio

[5]	The percentage shown for each investment sector reflects the value of investments in that sector as a percentage of total market value. Due to multiple valid methodologies the percentages calculated above may differ to the percentages in the Schedule of Investments. Short-term investments include repurchase agreements.
[6]	“Quasi-governments” include agency securities offered by companies such as Fannie Mae and Freddie Mac, which operate under a government charter. While they have to report to a government regulator, their assets are not explicitly guaranteed by the government and they otherwise operate like any other publicly traded company.

PORTFOLIO RESULTS

Core Fixed Income Fund

Dear Shareholder,

This report provides an overview on the performance of the Goldman Sachs Core Fixed Income Fund during the six-month reporting period that ended April 30, 2006.

  Performance Review

Over the six-month period that ended April 30, 2006, the Fund’s Class A, B, C, Institutional and Service Shares generated cumulative total returns, without sales charges, of 0.48%, 0.11%, 0.11%, 0.66% and 0.41%, respectively. These returns compare to the 0.56% cumulative total return of the Fund’s benchmark, the Lehman Brothers Aggregate Bond Index, over the same time period.

Positive contributions to the Fund’s performance during the reporting period included our short duration strategy as interest rates rose, primarily at the short and intermediate portions of the curve. Our security selection within corporates also contributed significantly, particularly within the property and casualty insurance sector and in corporate bonds with longer maturities. Mortgage security selection also enhanced results, particularly our selection of pass-throughs and adjustable rate mortgages. Security selection within home equity asset-backed securities also benefited returns. In contrast, our currency strategy was a significant detractor over the period, particularly our positioning within the euro and pound. Our cross-sector strategies also negatively impacted returns. In particular, underweights to the corporate and collateralized sectors detracted as these sectors outperformed Treasuries over the period.

  Market Review

The U.S. Treasury yield curve continued to flatten over the reporting period as yields rose, primarily at the short and intermediate regions of the curve. The primary driver of increasing short-term interest rates was the Federal Reserve Board’s (the “Fed”) four 25 basis point rate increases that brought the federal funds rate to 4.75% by the end of April 2006. The transition from Alan Greenspan to the new Fed Chairman Ben Bernanke proved uneventful, although Mr. Bernanke suggested that further tightening may be necessary. Rate increases during the period were the result of stronger-than-expected consumer confidence, an increase in existing and new home sales, solid manufacturing output, and soaring commodity prices, which suggested that inflation may be accelerating. During the reporting period, the 10-year Treasury yield rose 59 basis points, ending the period at 5.14%. Asset-backed spreads modestly widened while all other investment grade sector spreads tightened versus Treasuries over the past six months.

  Investment Objective

The Fund seeks a total return consisting of capital appreciation and income that exceeds the total return of the Lehman Brothers Aggregate Bond Index.

PORTFOLIO RESULTS

  Investment Strategies

In seeking to meet the Fund’s investment objective, we invest at least 80% of its net assets in fixed income securities, including U.S. government, corporate securities, mortgage-backed securities, asset-backed securities and investment grade emerging market debt securities. In addition, to the extent we find them effective instruments to manage the overall duration of the portfolio, the Fund may employ the use of derivatives, including Treasury futures, swaps and Eurodollar futures contracts.

We believe that using derivatives, including both futures and swaps, in the portfolio has been an effective portfolio management tool. Futures have been efficiently employed to hedge duration (interest rate sensitivity) drift that may occur due to the passage of time, changing interest rates or changing mortgage durations. In addition, futures allowed us to optimize security selection by giving us the flexibility to select the most attractive securities for the portfolio, regardless of the securities’ maturity/duration. Finally, futures and swaps were important tools in implementing certain interest rate and spread views.

  Portfolio Composition

During the period, the Fund continued to hold a short duration position relative to the benchmark due to our belief that interest rates would rise on the back of continued economic strength. The Fund increased its underweight exposure to the agency sector from the beginning of the period, as we felt that longer dated agencies were fully valued versus swaps and Treasuries. However, we have been opportunistically adding to 2-3 year agencies as these securities appear attractive on a relative value basis. The Fund continued to hold an underweight in the mortgage sector due to low spreads and low implied volatility. We have therefore focused on finding value in mortgages through security selection, favoring bonds with less exposure to volatility such as adjustable rate mortgages (“ARMs”), 15-year and premium 30-year pass-through securities, and select collateralized mortgage obligations. Over the latter half of the reporting period, we meaningfully increased the Fund’s exposure to ARMs and collateralized mortgage-backed securities (CMBS), while decreasing its exposure to mortgage pass-throughs. This reflected our view that ARMs and CMBS offer greater protection from a slowdown in housing turnover or an increase in volatility. We continued to hold a preference for asset-backed securities through home equity floaters during the period. Select home equity floaters still appear more attractive relative to other sectors. Finally, we increased the Fund’s allocation to government securities as we felt the sector offered compelling relative values.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income Investment Management Team

May 17, 2006

FUND BASICS

Core Fixed Income Fund

as of April 30, 2006

PERFORMANCE REVIEW

November 1, 2005–	Fund Total Return	Lehman Aggregate	30-Day
April 30, 2006	(based on NAV)[1]	Bond Index[2]	Standardized Yield[3]

Class A	0.48%	0.56%	3.94%
Class B	0.11	0.56	3.38
Class C	0.11	0.56	3.38
Institutional	0.66	0.56	4.50
Service	0.41	0.56	4.00

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Lehman Brothers Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.
[3]	The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.

STANDARDIZED TOTAL RETURNS[4]

For the period ended 3/31/06	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	-2.45%	4.14%	N/A	5.47%	5/1/97
Class B	-3.69	3.91	N/A	5.24	5/1/97
Class C	0.37	4.33	N/A	4.96	8/15/97
Institutional	2.53	5.53	6.43%	6.31	1/5/94
Service	2.02	5.00	5.91	5.88	3/13/96

[4]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 4.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

SECTOR ALLOCATION[5]

Percentage of Portfolio

[5]	The percentage shown for each investment sector reflects the value of investments in that sector as a percentage of total market value. Due to multiple valid methodologies the percentages calculated above may differ to the percentages in the Schedule of Investments. Short-term investments include repurchase agreements.
[6]	“Quasi-governments” include agency securities offered by companies such as Fannie Mae and Freddie Mac, which operate under a government charter. While they have to report to a government regulator, their assets are not explicitly guaranteed by the government and they otherwise operate like any other publicly traded company.

PORTFOLIO RESULTS

Investment Grade Credit Fund

Dear Shareholder:

This report provides an overview on the performance of the Goldman Sachs Investment Grade Credit Fund during the six-month reporting period that ended April 30, 2006.

  Performance Review

Over the six-month period that ended April 30, 2006, the Fund’s Class A, Institutional and Separate Account Institutional Shares generated cumulative total returns, without sales charges, of -0.06%, 0.24%, and 0.17%, respectively. These returns compare to the 0.04% cumulative total return of the Fund’s benchmark, the Lehman Brothers U.S. Credit Index, over the same time period.

The Fund held a low credit quality bias over the period, which contributed meaningfully to excess returns as investors favored lower quality securities due to favorable earnings announcements, strong growth prospects, and the potential for a pause in Federal Reserve Board (the “Fed”) interest rate hikes. The Fund’s sector exposures also contributed to excess returns over the period. An overweight to Insurance and underweight to Automotives were the primary sector contributors. The primary detractor from returns for the period was an underweight to investment grade emerging market corporates, which posted very strong returns over the six-month period ended April 30, 2006.

  Market Review

The Lehman Brothers U.S. Credit Index returned 0.04% over the trailing six-month period ended April 30, 2006, outperforming equal duration Treasuries by 47 basis points. Lower quality credits outperformed higher quality credits, with A rated and BBB rated securities returning -0.18% and 0.12%, respectively. Risk appetite returned as investors searched for yield due to strong fourth quarter 2005 and first quarter 2006 earnings and the potential for a pause in the Fed’s tightening campaign. Cyclical industries performed best over the period, with Airlines, Consumer Services, Lodging, and Gaming posting positive returns.

  Investment Objective

The Fund seeks a high level total return consisting of capital appreciation and income that exceeds the total return of the Lehman Brothers U.S. Credit Index.

  Investment Strategies

In seeking to meet the Fund’s investment objective, we invest at least 80% of its net assets in investment grade fixed income securities, primarily corporate securities. The Fund may also invest in U.S. government securities, mortgage-backed securities, asset-backed securities, emerging market securities and non-U.S. dollar securities. In addition, to the extent we find them effective instruments to manage the overall duration of the portfolio, the Fund may employ the use of derivatives, including Treasury futures, swaps and Eurodollar futures contracts. The Fund also makes use of currency forwards for the purpose of hedging all non-U.S. dollar exposure back to the base U.S. dollar currency.

PORTFOLIO RESULTS

We believe that using derivatives, including both futures and swaps, in the portfolio has been an effective portfolio management tool. Futures have been efficiently employed to hedge duration (interest rate sensitivity) drift that may occur due to the passage of time, or changing interest rates. In addition, futures allowed us to optimize security selection by giving us the flexibility to select the most attractive securities for the portfolio, regardless of the securities’ maturity/duration. Finally, futures and swaps were important tools in implementing certain interest rate and spread views.

  Portfolio Composition

From a credit quality perspective, the Fund held a down-in-quality bias, reflected through its overweight to BBB rated bonds versus the benchmark. The Fund continues to hold this position on the belief that lower quality credits still have the potential to benefit from balance sheet deleveraging and, in turn, remain less susceptible to equity shareholder-friendly activities (such as stock repurchases and one-time dividend payouts, which adversely impact bond prices). However, we have recently begun to trim this position somewhat, as valuations are beginning to appear rich. In terms of sector positioning, the Fund had overweights in the Insurance and Media-Cable securities, while holding underweights in Consumer Products, Brokerage, Retail, and Technology.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Fixed Income Investment Management Team

May 17, 2006

FUND BASICS

Investment Grade Credit Fund

as of April 30, 2006

PERFORMANCE REVIEW

November 1, 2005-	Fund Total Return	Lehman Brothers	30-Day
April 30, 2006	(based on NAV)[1]	U.S. Credit Index[2]	Standardized Yield[3]

Class A	-0.06%	0.04%	4.57%
Institutional	0.24	0.04	5.19
Separate Account Institutional	0.17	0.04	5.24

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Lehman Brothers U.S. Credit Index is an unmanaged index which is unbundled into pure corporates (industrial, utility, and finance, including both U.S. and Non-U.S. corporations) and non-corporates (sovereign, supranational, foreign agencies, and foreign local governments). The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.
[3]	The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.

STANDARDIZED TOTAL RETURNS[4]

For the period ended 3/31/06	One Year	Since Inception	Inception Date

Class A	-2.84%	1.32%	11/3/03
Institutional	2.10	3.78	11/3/03
Separate Account Institutional	2.15	3.79	11/3/03

[4]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 4.5% for Class A Shares. Because Institutional and Separate Account Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

PORTFOLIO COMPOSITION AS OF 4/30/06[5]

Sector Allocation

Corporates	94.6%
Short-term Investments	1.6
High Yield	1.6
Governments	1.3
Emerging Market Debt	0.9

[5]	The percentage shown for each investment sector reflects the value of investments in that sector as a percentage of total market value. Due to multiple valid methodologies the percentages calculated above may differ to the percentages in the Schedule of Investments.

FUND BASICS

INDUSTRY ALLOCATION[6]

	% of Portfolio

Industry	as of 4/30/06	as of 10/31/05

Banks	22.5%	23.3%
Insurance	15.0	10.9
Communications	13.4	12.8
REITs	10.3	8.0
Financial	9.0	7.4
Electric	6.4	5.4
Consumer Cyclical	5.7	8.7
Natural Gas	3.8	4.1
Consumer Noncyclical	3.1	2.6
Capital Goods	2.6	2.3
Technology	2.6	0.9
Brokerage	2.3	2.4
Treasury	2.1	0.0
Transportation	1.0	1.7
Basic Industry	0.2	0.5
Emerging Market Debt	0.2	0.2
Short-term Investments	0.0	5.0
Energy	0.0	1.9
Governments	0.0	1.9

[6]	The percentage shown for each investment sector reflects the value of investments in that sector as a percentage of total market value.

GOLDMAN SACHS ENHANCED INCOME FUND

Statement of Investments

April 30, 2006 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Bonds – 29.2%

Banks – 7.7%
Credit Suisse First Boston New York(a)
$2,000,000	6.500%		05/01/08	$2,037,280
Credit Suisse First Boston USA, Inc.
2,975,000	4.125		01/15/10	2,838,543
Golden West Financial Corp.
3,200,000	5.500		08/08/06	3,202,240
Huntington National Bank
1,750,000	4.650		06/30/09	1,707,024
Keybank National Association
1,100,000	7.300		05/01/11	1,183,888
Santander Financial Issuances
2,565,000	7.250		05/30/06	2,568,460
Union Planters Corp.
1,500,000	7.750		03/01/11	1,633,602
Washington Mutual, Inc.
1,985,000	7.500		08/15/06	1,997,577
2,000,000	4.000		01/15/09	1,930,118
Wells Fargo & Co.
3,325,000	6.750		10/01/06	3,342,839

				22,441,571

Brokerage – 1.6%
Morgan Stanley
5,000,000	4.000		01/15/10	4,748,372

Life Insurance – 6.7%
AXA Financial, Inc.
2,125,000	7.750		08/01/10	2,292,829
ING Security Life Institutional Funding(a)
2,500,000	4.250		01/15/10	2,403,835
Jackson National Life Insurance Co.(a)
2,000,000	5.250		03/15/07	1,989,248
Monumental Global Funding(a)
4,390,000	5.200		01/30/07	4,387,357
Prudential Insurance Co.(a)
8,450,000	6.375		07/23/06	8,469,850

				19,543,119

Noncaptive-Consumer – 5.4%
American General Finance Corp.
1,500,000	4.875		05/15/10	1,456,397
Countrywide Home Loans, Inc.(b)
5,500,000	5.303		06/02/06	5,500,467
HSBC Finance Corp.
7,000,000	4.125		11/16/09	6,698,609
John Deere Capital Corp.
2,000,000	5.400		04/07/10	1,990,146

				15,645,619

Property/ Casualty Insurance – 2.2%
ACE Ltd.
6,487,000	6.000		04/01/07	6,516,424

Wireless Telecommunications – 3.2%
Verizon Wireless Capital LLC
9,250,000	5.375		12/15/06	9,254,681

Wirelines Telecommunications – 2.4%
Alltel Corp.
$750,000	4.656		05/17/07	744,916
Ameritech Capital Funding
375,000	6.250		05/18/09	379,336
Deutsche Telekom International Finance BV
1,500,000	8.000		06/15/10	1,630,474
GTE California, Inc.
2,875,000	7.650		03/15/07	2,928,041
SBC Communications, Inc.
1,375,000	4.125		09/15/09	1,314,264

				6,997,031

TOTAL CORPORATE BONDS
(Cost $86,100,413)				$85,146,817

Agency Debentures – 48.2%

Dexia Municipal Agency
$5,000,000	5.125%		09/11/06	$4,994,760
FFCB
6,500,000	6.600		07/07/06	6,516,452
FHLB
12,000,000	4.770	(b)	12/13/06	11,998,296
5,500,000	3.800		12/29/06	5,449,263
6,600,000	3.500		01/18/07	6,522,311
5,100,000	3.625		02/16/07	5,037,673
3,000,000	4.250		04/16/07	2,973,792
6,730,000	4.500		08/24/07	6,671,631
7,000,000	4.000	(b)	12/03/07	6,826,960
10,000,000	4.500	(b)	03/07/08	9,985,886
FHLMC
4,000,000	4.830	(b)	12/27/06	3,998,668
11,628,000	0.000	(c)	01/15/07	11,225,194
5,000,000	4.500		04/18/07	4,962,175
15,000,000	4.250		06/23/08	14,731,080
FNMA
4,000,000	4.805	(b)	12/22/06	3,998,652
5,000,000	2.750		02/06/07	4,908,580
14,750,000	2.650		02/23/07	14,453,156
7,750,000	3.740		06/14/07	7,629,503
Government Loan Trust Series 1-Z(c)
7,644,000	0.000		04/01/07	7,301,480

TOTAL AGENCY DEBENTURES
(Cost $140,765,466)				$140,185,512

Asset-Backed Securities – 8.0%

Autos – 4.6%
Capital One Auto Finance Trust Series 2006-A, Class A3
$3,500,000	4.810%		11/15/10	$3,499,758
Honda Auto Receivables Owner Trust Series 2005-4, Class A2
9,721,842	4.320		01/21/08	9,691,952

				13,191,710

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Statement of Investments (continued)

April 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities – (continued)

Lease(a) – 3.4%
AESOP Funding II LLC Series 2003-3A, Class A1
$10,000,000	2.750%	07/20/07	$9,970,516

TOTAL ASSET-BACKED SECURITIES
(Cost $23,219,993)			$23,162,226

U.S. Treasury Obligation – 4.1%

United States Treasury Notes
$12,000,000	4.375%	12/31/07	$11,900,160
(Cost $11,894,531)

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT - 89.5%
(Cost $261,980,403)			$260,394,715

Repurchase Agreement(d) – 10.3%

Joint Repurchase Agreement Account II
$30,000,000	4.784%	05/01/06	$30,000,000
Maturity Value: $30,011,960
(Cost $30,000,000)

TOTAL INVESTMENTS - 99.8%
(Cost $291,980,403)			$290,394,715
Other Assets in Excess of Liabilities — 0.2%			652,781

Net Assets — 100.0%			$291,047,496

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $29,258,086, which represents approximately 10.1% of net assets as of April 30, 2006.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2006.

(c)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Joint repurchase agreement was entered into on April 28, 2006. Additional information appears on page 75.

Investment Abbreviations:
FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Statement of Investments (continued)

April 30, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2006, the following futures contracts were open as follows:

	Number of
	Contracts	Settlement	Market	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	217	June 2006	$51,434,425	$(93,498)
Eurodollars	53	September 2006	12,555,700	(44,480)
Eurodollars	(52)	December 2006	(12,318,150)	116,942
2 Year U.S. Treasury Notes	(121)	June 2006	(24,651,859)	25,882
5 Year U.S. Treasury Notes	(190)	June 2006	(19,789,688)	62,126
10 Year U.S. Treasury Notes	28	June 2006	2,956,188	(34,784)

			$10,186,616	$32,188

SWAP CONTRACT — At April 30, 2006, the Fund had an outstanding swap contract with the following terms:

INTEREST RATE SWAP

Rate Type

	Notional		Payments	Payments
	Amount	Termination	received by	made by	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	Gain

J.P. Morgan Securities	$20,000	02/17/2011	3 month LIBOR	5.09%	$239,897

LIBOR—London Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Statement of Investments

April 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – 81.8%

Adjustable Rate FHLMC(a) – 6.3%
$123,605	4.324%	08/01/16	$123,300
170,309	4.775	08/01/18	169,796
162,287	4.462	11/01/18	163,369
850,168	5.764	11/01/18	841,150
40,864	4.853	02/01/19	40,707
81,936	6.245	02/01/19	81,965
132,935	4.440	03/01/19	132,424
77,992	5.022	03/01/19	77,916
128,476	4.180	06/01/19	128,868
154,336	4.971	07/01/19	154,251
2,361,704	5.027	11/01/19	2,381,498
1,667,338	6.870	11/01/19	1,720,564
178,968	4.746	01/01/20	178,504
183,747	4.440	05/01/21	182,813
68,668	6.096	01/01/25	68,553
145,209	4.445	10/01/26	144,885
1,451,942	6.597	08/01/28	1,478,758
826,347	7.260	01/01/29	833,797
910,418	6.360	05/01/29	931,114
295,600	7.233	05/01/29	301,312
114,603	4.440	06/01/29	114,262
92,529	5.450	09/01/29	93,841
1,794,552	7.210	02/01/30	1,833,769
239,065	6.782	03/01/30	241,410
910,261	7.204	03/01/30	925,203
155,668	4.222	04/01/30	155,178
186,861	4.685	06/01/30	187,379
912,506	6.619	12/01/30	935,647
28,410	5.673	01/01/31	28,997
196,305	4.227	02/01/31	195,519
57,851	6.393	05/01/31	57,619
55,887	4.975	06/01/31	55,871
50,463	5.633	11/01/31	51,074
5,908,133	7.405	12/01/31	6,059,139
4,392,178	7.599	12/01/31	4,443,461
138,759	5.692	10/01/32	139,690
31,287	5.971	02/01/33	31,776
2,753,817	3.941	07/01/33	2,659,993
3,849,288	3.885	09/01/33	3,715,402
163,044	4.401	11/01/33	160,052
210,117	6.295	11/01/33	208,506
1,326,722	5.620	05/01/35	1,323,333
7,444,912	4.583	08/01/35	7,326,178

			41,078,843

Adjustable Rate FNMA(a) – 26.3%
234,782	5.723	03/01/17	236,013
1,103,961	6.671	04/01/17	1,139,150
146,668	4.546	08/01/17	146,466
275,318	4.546	09/01/17	274,915
252,036	4.597	09/01/17	251,646
93,535	5.925	11/01/17	94,998
83,355	4.125	12/01/17	83,117
70,980	4.875	12/01/17	70,996
639,962	4.420	03/01/18	636,542
202,314	4.593	03/01/18	201,985
2,139,725	4.353	07/01/18	2,128,219
412,403	6.240	08/01/18	417,584
217,532	4.440	10/01/18	217,069
97,788	4.491	10/01/18	97,285
219,322	4.546	10/01/18	218,781
343,736	4.547	10/01/18	345,729
708,544	4.559	10/01/18	711,493
68,487	4.605	11/01/18	68,492
16,833	5.259	11/01/18	16,875
81,372	4.375	12/01/18	80,945
310,096	4.303	01/01/19	308,991
80,898	4.500	01/01/19	80,628
52,490	4.431	04/01/19	52,335
872,040	4.694	04/01/19	872,382
2,269,496	4.403	05/01/19	2,271,624
1,037,396	4.546	05/01/19	1,034,149
458,085	4.668	06/01/19	456,533
416,592	4.715	06/01/19	416,221
365,550	6.491	07/01/19	374,068
753,701	4.647	08/01/19	753,096
779,859	4.738	08/01/19	780,165
97,102	5.041	09/01/19	97,122
42,556	6.570	09/01/19	43,121
108,792	4.690	11/01/19	108,842
3,429,872	6.156	11/01/19	3,514,403
29,360	4.599	04/01/20	29,504
1,052,278	6.191	05/01/20	1,078,164
896,609	4.248	06/01/20	895,621
280,018	4.547	06/01/20	280,473
526,252	4.517	11/01/20	525,817
1,000,696	4.791	12/25/20	997,499
603,129	4.661	03/01/21	606,095
211,515	5.653	09/01/21	216,381
119,092	4.830	12/01/21	119,752
2,004,082	4.807	01/01/22	2,024,787
84,318	6.514	02/01/22	86,917
221,675	4.775	05/20/22	218,574
7,490,060	5.877	12/01/22	7,618,177
592,670	5.867	02/01/23	607,266
20,791	6.219	12/01/23	20,779
1,185,232	6.018	01/01/24	1,218,418
1,379,509	6.473	03/01/24	1,408,882
10,769,654	4.411	04/01/24	10,714,106
1,119,055	4.700	06/20/24	1,103,244
51,860	5.954	08/01/24	51,796
443,295	5.850	01/01/25	452,958
2,787,284	4.314	03/25/27	2,780,125
88,814	4.137	06/01/27	89,082
62,913	4.546	12/01/27	63,094
122,378	4.638	01/01/28	122,798
22,266	6.590	01/01/28	22,115
356,562	6.293	05/01/28	363,866
92,688	5.968	06/01/28	95,722
76,106	5.733	09/01/28	77,612
27,580,967	5.009	11/25/28	27,601,559

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

Adjustable Rate FNMA(a) – (continued)
$991,831	4.688%	01/01/29	$995,716
50,488	4.242	06/01/29	50,343
84,879	4.423	06/01/29	84,655
94,301	5.776	06/01/29	96,813
1,853,323	4.979	05/01/30	1,861,822
92,405	6.532	02/01/31	94,019
207,492	6.744	05/01/31	208,452
527,602	5.500	06/01/31	542,321
2,242,170	5.685	07/01/31	2,241,492
723,572	5.507	08/01/31	732,289
80,027	6.070	08/01/31	81,746
422,213	6.155	08/01/31	420,935
1,262,417	5.640	11/01/31	1,276,810
530,582	5.580	12/01/31	538,908
190,162	5.490	01/01/32	193,360
405,196	7.043	01/01/32	419,875
43,566	5.475	02/01/32	43,684
572,427	6.101	02/01/32	576,345
49,548	5.535	03/01/32	50,609
188,293	5.607	03/01/32	188,350
2,602,214	6.115	03/01/32	2,658,472
1,269,805	5.519	04/01/32	1,272,140
251,635	6.500	04/01/32	255,358
420,460	5.243	05/01/32	428,777
163,648	5.888	05/01/32	163,844
328,857	6.368	07/01/32	330,676
35,719	4.400	08/01/32	35,748
74,933	4.786	09/01/32	74,975
636,418	4.810	09/01/32	642,636
1,657,326	5.191	09/01/32	1,641,413
209,127	5.360	09/01/32	212,883
90,592	5.580	09/01/32	91,879
177,952	5.358	10/01/32	180,043
195,306	6.403	10/01/32	199,578
768,224	4.889	12/01/32	767,215
38,275	5.784	12/01/32	38,984
1,592,866	4.650	01/01/33	1,587,180
1,041,898	4.960	01/01/33	1,048,582
2,707,053	4.886	02/01/33	2,687,537
2,864,833	4.488	03/01/33	2,853,409
12,038,580	4.719	03/01/33	11,958,264
9,317,801	4.744	03/01/33	9,247,868
178,330	4.029	04/01/33	175,051
1,092,592	4.817	04/01/33	1,088,284
1,859,533	4.701	05/01/33	1,846,717
4,897,863	3.879	07/01/33	4,803,624
1,339,221	3.928	07/01/33	1,312,640
2,718,643	4.001	07/01/33	2,651,777
275,236	4.853	08/01/33	277,839
3,874,923	3.854	10/01/33	3,803,980
10,356,566	3.964	12/01/33	10,206,476
449,045	4.368	01/01/34	440,240
85,385	6.353	02/01/34	87,405
5,606,305	4.711	10/01/34	5,527,691
2,788,402	4.364	04/01/35	2,701,326
3,760,576	4.675	10/01/35	3,717,238
61,191	4.689	05/01/36	61,434
26,568	6.008	11/01/38	27,191
328,279	5.151	06/01/40	324,069
82,008	5.288	06/01/40	82,767
1,624,788	6.100	07/01/40	1,641,273
53,158	4.951	02/01/41	53,725

			169,999,915

Adjustable Rate GNMA(a) – 11.4%
8,070,964	4.000	11/20/33	7,937,061
6,054,643	3.750	01/20/34	5,887,592
10,716,324	3.750	02/20/34	10,420,707
5,949,611	3.750	04/20/34	5,773,315
29,330,826	4.500	08/20/34	29,136,208
5,412,618	4.750	08/20/34	5,376,803
9,046,024	4.500	12/20/34	8,925,609

			73,457,295

Adjustable Rate Non-Agency(a) – 8.4%
Bank of America Mortgage Securities Series 2002-J, Class A2
1,120,262	4.879	09/25/32	1,108,767
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-5, Class 1A1
372,237	4.384	08/25/33	373,557
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-12, Class 1A1
9,384,312	5.309	01/25/35	9,430,317
Countrywide Home Loans Series 2003-37, Class 1A1
273,621	3.896	08/25/33	276,769
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
3,616,397	5.100	03/25/33	3,592,746
Indy Mac Index Mortgage Loan Trust Series 2004-AR4, Class 1A
2,668,181	4.583	08/25/34	2,652,639
Sequoia Mortgage Trust Series 2004-10, Class A3A
5,941,758	5.550	11/20/34	5,947,767
Sequoia Mortgage Trust Series 8, Class 3A
4,201,395	6.226	08/20/32	4,240,839
Washington Mutual Series 2005-AR15, Class A1A1
8,645,021	5.219	11/25/45	8,665,318
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
7,498,947	4.978	10/25/35	7,461,155
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR2, Class 2A3
10,801,670	5.094	03/25/36	10,656,032

			54,405,906

CMBS – 1.4%
Interest Only(a)(b)(c) – 1.4%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2001-TOP2, Class X2
142,041,083	1.299	02/15/35	3,124,549

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Statement of Investments (continued)

April 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

Interest Only(a)(b)(c) – (continued)
Salomon Brothers Mortgage Securities VII Series 2002-Key2, Class X2
$88,598,000	2.240%	03/18/36	$5,800,599

TOTAL CMBS			8,925,148

CMOs – 10.5%
Interest Only(c) – 0.1%
FHLMC Series 2586, Class NX
3,338,904	4.500	08/15/16	371,345
FNMA REMIC Trust Series 1990-145, Class B
2,459	1,004.961	12/25/20	54,675

			426,020

Inverse Floaters(a) – 0.3%
FHLMC Series 1606, Class SC
1,594,060	11.897	11/15/08	1,680,547
FNMA REMIC Trust Series 1996-20, Class SB
1,432,801	10.781	10/25/08	131,691

			1,812,238

Inverse Floating Rate — Interest Only(a)(c) – 0.0%
FNMA Series 1996-40, Class SG
1,624,238	10.059	03/25/09	166,290

PAC – 1.0%
FHLMC Series 1364, Class K
90,193	5.000	09/15/07	89,992
FHLMC Series 1377, Class H
754,257	6.000	09/15/07	752,759
FHLMC Series 1692, Class PJ
123,438	6.500	04/15/23	123,239
FHLMC Series 2113, Class TE
3,476,978	6.000	01/15/14	3,478,257
FNMA REMIC Trust Series 1992-193, Class HD
1,012,079	7.000	11/25/07	1,017,915
FNMA REMIC Trust Series 1993-225, Class WC
1,380,264	6.500	12/25/13	1,409,143

			6,871,305

Regular Floater(a) – 4.2%
Collateralized Mortgage Securities Corp. Series N, Class 2
447,077	5.400	08/25/17	444,859
FHLMC Series 1509, Class F
4,466,755	5.938	04/15/08	4,491,336
FHLMC Series 1606, Class FC
5,852,155	4.524	11/15/08	5,794,787
FHLMC Series 1612, Class FD
605,850	4.524	11/15/08	600,270
FHLMC Series 1661, Class FD
4,698,847	6.375	01/15/09	4,744,083
FHLMC Series 1665, Class FA
193,518	4.520	06/15/23	192,090
FHLMC Series 1826, Class F
271,846	5.338	09/15/21	273,440
FNMA REMIC Trust Series 1993-190, Class F
3,586,112	4.674	10/25/08	3,553,754
FNMA REMIC Trust Series 1993-196, Class FD
311,485	4.524	10/25/08	308,223
FNMA REMIC Trust Series 1993-214, Class FA
897,362	5.769	12/25/08	903,562
FNMA REMIC Trust Series 1993-233, Class FA
766,465	4.504	12/25/08	760,595
FNMA Series 1993-231, Class FE
2,168,643	5.869	12/25/08	2,186,958
FNMA Series 1998-66, Class FC
500,813	5.410	11/17/28	505,406
FNMA Series 2001-70, Class OF
2,469,104	5.909	10/25/31	2,532,020

			27,291,383

Sequential Fixed Rate – 4.4%
FHLMC Series 1216, Class GC
554,272	7.000	03/15/07	554,611
FHLMC Series 1246, Class J
141,385	7.500	05/15/07	141,312
FHLMC Series 1423, Class FF
2,733,001	7.000	12/15/07	2,726,853
FHLMC Series 1720, Class PJ
1,802,332	7.250	01/15/24	1,836,863
First Nationwide Trust Series 2001-4, Class 1A1
2,983,661	6.750	09/21/31	2,984,556
FNMA REMIC Trust Series 1993-014, Class A
8,434	6.000	02/25/08	8,420
FNMA REMIC Trust Series 1993-121, Class Z
9,359,465	7.000	07/25/23	9,656,383
FNMA REMIC Trust Series 1993-135, Class PG
1,000,108	6.250	07/25/08	1,000,796
FNMA REMIC Trust Series 1993-212, Class PC
1,400,027	4.500	09/25/08	1,393,998
FNMA REMIC Trust Series 1996-14, Class J
435,306	6.150	03/25/09	436,707
FNMA Series 1994-72, Class J
7,455,000	6.000	06/25/23	7,506,480
GNMA REMIC Trust 2001-27, Class VD
379,950	6.500	06/16/17	379,328

			28,626,307

Support – 0.5%
FHLMC Series 1639, Class M
3,043,584	6.000	12/15/08	3,056,278

TOTAL CMOS			68,249,821

FHLMC – 4.8%
2,216,164	7.000	02/01/09	2,243,715
1,297,787	7.000	03/01/09	1,317,412
2,856,523	7.000	04/01/09	2,889,610
1,260,815	7.000	05/01/09	1,281,601
1,178,832	7.000	06/01/09	1,198,266
958,148	7.500	06/01/09	973,865
231,818	6.500	03/01/13	235,846
470,607	6.500	04/01/13	478,783
252,710	6.500	05/01/13	257,099

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

FHLMC – (continued)
$533,498	6.500%	06/01/13	$542,768
1,203,472	5.000	12/01/13	1,187,571
1,265,689	4.000	01/01/14	1,207,661
4,279,481	8.000	12/01/15	4,487,303
665,173	6.000	05/01/17	671,954
868,454	7.000	04/01/21	895,822
470,937	7.000	08/01/21	485,779
3,189,863	7.000	03/01/22	3,288,608
1,360,437	7.000	05/01/22	1,402,551
5,088,813	7.000	06/01/22	5,246,341
66,949	7.000	12/01/25	68,871
513,471	6.500	03/01/33	521,926

			30,883,352

FNMA – 12.7%
7,337,631	4.000	05/01/10	7,015,569
8,331,626	4.000	06/01/10	7,965,936
1,877,562	6.000	09/01/11	1,903,317
2,240,527	6.500	04/01/12	2,282,565
4,495,435	6.000	05/01/12	4,544,371
1,118,355	6.500	05/01/12	1,139,594
3,689,753	6.000	06/01/12	3,730,303
1,165,002	6.500	06/01/12	1,187,384
14,878,484	5.500	01/01/13	14,789,121
3,416,373	4.500	08/01/13	3,314,013
14,735,404	4.500	09/01/13	14,315,957
1,771,566	8.000	01/01/16	1,874,264
1,001,543	7.000	03/01/17	1,030,071
441,755	7.000	05/01/17	454,338
11,527,777	5.500	03/01/18	11,462,133
1,466,763	5.500	04/01/18	1,458,411
447,950	7.000	07/01/21	462,378
668,393	7.000	11/01/21	689,922
479,656	7.000	12/01/21	495,106
530,271	7.000	01/01/22	547,351
125,979	7.000	02/01/22	130,037
426,438	7.000	01/01/28	438,996
746,197	6.500	04/01/33	758,661

			81,989,798

GNMA – 0.0%
50,300	7.000	12/15/25	52,287
203,745	7.000	04/15/26	211,599

			263,886

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $539,906,134)			$529,253,964

Agency Debentures – 7.6%

FHLMC – 7.6%
$35,000,000	4.500%	04/18/07	$34,735,225
15,000,000	4.500	08/22/07	14,855,130

TOTAL AGENCY DEBENTURES
(Cost $49,623,815)			$49,590,355

Asset-Backed Securities – 1.7%

Auto – 0.4%
AmeriCredit Automobile Receivable Trust Series 2002-A, Class A4
$2,720,621	4.610%	01/12/09	$2,712,151

Home Equity(a) – 1.3%
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A
4,916,368	5.121	12/15/29	4,929,782
Impac CMB Trust Series 2003-6, Class A
3,397,436	5.599	07/25/33	3,398,263

			8,328,045

TOTAL ASSET-BACKED SECURITIES
(Cost $11,132,518)			$11,040,196

U.S. Treasury Obligations – 4.8%

United States Treasury Inflation Protected Securities
$8,784,642	1.875%	07/15/15	$8,432,641
12,012,260	2.000	01/15/16	11,612,948
United States Treasury Notes
10,000,000	4.375	12/31/07	9,916,800
United States Treasury Principal-Only STRIPS(d)
800,000	0.000	11/15/24	297,909
1,100,000	0.000	08/15/25	394,318
600,000	0.000	08/15/26	203,942

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $30,433,419)			$30,858,558

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT – 95.9%
(Cost $631,095,886)			$620,743,073

Repurchase Agreement(e) – 1.0%

Joint Repurchase Agreement Account II
$6,300,000	4.784%	05/01/06	$6,300,000
Maturity Value: $6,302,511
(Cost $6,300,000)

TOTAL INVESTMENTS – 96.9%
(Cost $637,395,886)			$627,043,073
Other Assets in Excess of Liabilities — 3.1%			19,766,424

Net Assets — 100.0%			$646,809,497

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Statement of Investments (continued)

April 30, 2006 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2006.

(b)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 8,925,148, which represents approximately 1.4% of net assets as of April 30, 2006.

(c)	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

(d)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Joint repurchase agreement was entered into on April 28, 2006. Additional information appears on page 75.

Investment Abbreviations:
CMBS	—	Commercial Mortgage Backed Securities
CMOs	—	Collateralized Mortgage Obligations
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2006, the following futures contracts were open as follows:

	Number of
	Contracts	Settlement	Market	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	502	June 2006	$118,986,550	$(235,382)
Eurodollars	217	September 2006	51,407,300	(68,550)
Eurodollars	(13)	December 2006	(3,079,538)	32,850
U.S. Treasury Bonds	59	June 2006	6,303,781	(343,651)
2 Year U.S. Treasury Notes	176	June 2006	35,857,250	13,257
5 Year U.S. Treasury Notes	(1,171)	June 2006	(121,966,969)	712,555
10 Year U.S. Treasury Notes	(275)	June 2006	(29,033,984)	361,346

			$58,474,390	$472,425

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At April 30, 2006, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

			Rate Type

	Notional		Payments	Payments
	Amount	Termination	received by	made by	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	Gain (Loss)

Banc of America Securities LLC(a)	$28,220	02/16/2009	3 month LIBOR	5.05%	$136,625
Banc of America Securities LLC(a)	32,280	02/17/2009	3 month LIBOR	5.10%	126,859
JP Morgan Securities	30,000	02/17/2011	3 month LIBOR	5.09%	363,804
Banc of America Securities LLC(a)	30,390	02/17/2014	5.10%	3 month LIBOR	(721,719)
Banc of America Securities LLC(a)	34,720	02/17/2014	5.14%	3 month LIBOR	(748,323)
Banc of America Securities LLC	41,000	11/12/2019	3 month LIBOR	5.07%	1,665,538
Banc of America Securities LLC(a)	12,810	02/15/2022	3 month LIBOR	5.16%	677,868
Banc of America Securities LLC(a)	14,620	02/17/2022	3 month LIBOR	5.19%	731,530

TOTAL					$2,232,182

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur in February 2007.

LIBOR—London Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Statement of Investments

April 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – 60.7%

Adjustable Rate FHLMC(a) – 5.7%
$268,695	5.495%	05/01/18	$264,182
191,864	5.816	10/01/25	190,711
16,406,249	4.175	09/01/34	16,202,150
17,739,011	4.456	06/01/35	17,345,644
8,185,688	4.896	08/01/35	8,101,763
3,867,740	4.547	11/01/35	3,749,377

			45,853,827

Adjustable Rate FNMA(a) – 21.9%
547,673	5.338	11/01/17	550,665
614,499	4.764	02/01/18	617,657
318,119	1.571	02/25/18	292,962
402,951	10.000	02/25/18	452,815
303,730	5.675	06/01/18	309,605
708,403	5.702	03/01/19	715,920
521,877	6.154	05/01/20	534,716
681,547	5.574	12/01/20	687,031
269,683	5.905	01/01/23	274,748
23,132,424	5.009	11/25/28	23,149,695
13,636,993	5.098	08/01/29	13,588,676
847,839	5.581	07/01/32	846,167
488,404	5.586	07/01/32	492,398
1,758,278	5.314	01/01/33	1,753,700
12,476,782	4.234	05/01/33	12,293,549
2,255,930	3.976	08/01/33	2,205,204
7,155,556	4.616	08/01/33	7,183,550
4,843,653	3.854	10/01/33	4,754,975
8,987,858	4.420	02/01/34	8,881,298
4,919,593	4.264	03/01/34	4,813,709
6,042,826	2.961	05/01/34	5,890,441
2,886,989	3.031	05/01/34	2,816,693
7,540,734	4.214	06/01/34	7,476,765
5,435,414	4.287	07/01/34	5,406,641
9,081,860	4.709	10/01/34	8,954,510
7,376,274	4.788	10/01/34	7,341,756
7,882,464	4.816	11/01/34	7,826,360
4,746,801	4.600	12/01/34	4,706,689
7,210,733	5.044	03/01/35	7,119,340
8,898,546	4.364	04/01/35	8,620,664
7,817,868	4.684	04/01/35	7,638,801
2,447,075	4.335	05/01/35	2,422,067
9,496,275	4.743	08/01/35	9,287,657
6,736,975	4.730	10/01/35	6,585,002
133,438	4.512	11/01/35	129,155

			176,621,581

Adjustable Rate GNMA(a) – 8.6%
4,035,482	4.000	11/20/33	3,968,531
2,102,595	3.750	01/20/34	2,044,583
4,991,925	3.750	02/20/34	4,854,219
8,842,470	3.750	05/20/34	8,580,488
2,821,156	4.500	05/20/34	2,812,119
6,319,949	4.500	07/20/34	6,278,414
4,739,041	4.750	08/20/34	4,707,683
16,600,970	4.500	09/20/34	16,490,226
10,625,502	4.750	09/20/34	10,491,918
3,603,556	4.750	10/20/34	3,570,252
5,356,131	4.750	12/20/34	5,357,986

			69,156,419

CMOs – 10.4%
Interest Only(b) – 0.1%
FHLMC Series 2575, Class IB
2,808,139	5.500	08/15/30	343,849
FHLMC Series 2586, Class NX
1,864,108	4.500	08/15/16	207,321

			551,170

Inverse Floaters(a) – 0.0%
FNMA REMIC Trust Series 1990-134, Class SC
71,763	14.147	11/25/20	88,674
GNMA Series 2001-59, Class SA
25,862	10.368	11/16/24	27,794

			116,468

IOette(b) – 0.0%
FHLMC Series 1161, Class U
1,830	1,172.810	11/15/21	3,283

PAC – 4.6%
FHLMC Series 1327, Class HA
368,147	7.500	07/15/07	367,529
FHLMC Series 1377, Class H
1,775,608	6.000	09/15/07	1,772,080
FHLMC Series 1475, Class K
587,727	7.000	02/15/08	587,588
FHLMC Series 1556, Class H
1,788,961	6.500	08/15/13	1,816,795
FHLMC Series 1601, Class PL
993,939	6.000	10/15/08	996,418
FHLMC Series 1606, Class H
1,675,042	6.000	11/15/08	1,679,099
FHLMC Series 1703, Class GB
5,443,405	6.500	02/15/09	5,456,833
FHLMC Series 1916, Class PC
3,700,000	6.750	12/15/11	3,772,424
FHLMC Series 2812, Class OA
1,706,556	5.000	08/15/20	1,700,435
FHLMC Series 3028, Class MB
8,994,781	5.000	12/15/26	8,943,487
FNMA Series 1993-118, Class J
582,341	6.500	06/25/08	581,676
FNMA Series 1993-207, Class G
1,774,370	6.150	04/25/23	1,783,261
FNMA Series 1994-23, Class PE
52,527	6.000	08/25/22	52,365
FNMA Series 2005-87, Class CL
7,149,315	5.000	10/25/35	7,090,836
GNMA REMIC Trust Series 2002-45, Class QD
757,466	6.500	06/20/31	758,722

			37,359,548

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

Planned Amortization — Interest Only(b) – 0.0%
FHLMC Series 1587, Class HA
$122,772	6.500%	10/15/08	$7,089

Principal Only(c) – 0.0%
FNMA REMIC Trust Series G92-28, Class A
9,374	0.000	05/25/07	9,249

Regular Floater(a) – 0.7%
FNMA Series 2001-60, Class OF
3,703,657	5.909	10/25/31	3,803,649
FNMA Series 2001-70, Class OF
1,851,828	5.909	10/25/31	1,899,015

			5,702,664

Sequential Fixed Rate – 4.5%
FHLMC Series 108, Class G
842,065	8.500	12/15/20	839,791
FHLMC Series 1429, Class G
487,382	7.000	11/15/07	486,290
FHLMC Series 1564, Class H
1,853,543	6.500	08/15/08	1,864,391
FHLMC Series 1655, Class K
10,623,662	6.500	01/15/09	10,677,865
FHLMC Series 1980, Class Z
3,033,253	7.000	07/15/27	3,122,379
FHLMC Series 2019, Class Z
3,042,031	6.500	12/15/27	3,107,459
FNMA REMIC Trust Series 1989-66, Class J
1,071,812	7.000	09/25/19	1,108,269
FNMA REMIC Trust Series 1990-16, Class E
667,767	9.000	03/25/20	710,451
FNMA REMIC Trust Series 1992-142, Class K
908,259	7.000	08/25/07	912,521
FNMA REMIC Trust Series 1992-33, Class K
1,900,677	8.500	03/25/18	1,995,115
FNMA REMIC Trust Series 1993-028, Class PJ
486,560	7.000	03/25/08	487,587
FNMA REMIC Trust Series 1993-052, Class J
2,003,377	6.500	04/25/08	2,007,537
FNMA REMIC Trust Series 1993-121, Class Z
5,199,703	7.000	07/25/23	5,364,657
FNMA REMIC Trust Series 1993-126, Class PG
1,979,299	6.500	07/25/08	1,990,619
FNMA REMIC Trust Series 1993-135, Class PG
1,142,981	6.250	07/25/08	1,143,767
GNMA REMIC Trust Series 1995-3, Class DQ
132,992	8.050	06/16/25	139,281

			35,957,979

TAC – 0.5%
FNMA REMIC Trust Series 1994-18, Class D
4,450,133	6.750	02/25/24	4,492,716

TOTAL CMOs			$84,200,166

FHLMC – 6.2%
6,300,359	4.500	05/01/08	6,144,130
26,466	7.000	01/01/09	26,903
47,963	7.000	02/01/09	48,754
23,520	7.000	03/01/09	23,793
47,144	7.000	04/01/09	47,852
60,398	7.000	05/01/09	61,394
4,330	6.500	05/01/10	4,403
46,109	6.500	06/01/10	46,747
624,302	6.500	07/01/10	632,943
95,700	7.000	07/01/10	97,278
990	6.500	08/01/10	1,004
126,488	7.000	01/01/11	127,953
57,277	7.000	12/01/12	58,471
208,197	6.500	01/01/13	211,814
147,985	6.500	04/01/13	150,556
286,368	6.500	05/01/13	291,343
142,496	6.500	06/01/13	144,972
105,115	6.500	10/01/13	106,942
9,473,152	4.000	11/01/13	9,035,807
1,805,209	5.000	12/01/13	1,781,357
1,898,533	4.000	01/01/14	1,811,491
8,482,602	5.000	10/01/14	8,363,815
17,350,781	4.500	03/01/15	16,649,090
116,263	8.500	10/01/15	122,637
1,480,789	8.000	12/01/15	1,552,700
58,762	7.000	03/01/16	60,451
2,461,434	7.000	04/01/22	2,537,630
53,476	7.500	01/01/31	55,560

			50,197,790

FNMA – 7.8%
2,527	7.000	11/01/07	2,541
53,235	7.000	12/01/07	53,520
1,506	7.000	05/01/08	1,538
8,981	7.000	08/01/08	9,168
429,898	7.000	09/01/08	438,867
10,726	7.000	12/01/09	10,950
8,909,980	4.000	05/01/10	8,518,905
77,892	8.500	05/01/10	80,064
9,442,510	4.000	06/01/10	9,028,061
1,263	7.000	06/01/10	1,277
6,818	7.000	08/01/10	6,962
4,113	7.000	01/01/11	4,159
63,739	7.000	07/01/11	65,045
1,142	7.000	11/01/11	1,155
6,048,256	5.500	01/01/13	6,011,942
3,416,373	4.500	08/01/13	3,314,013
17,802,287	4.500	09/01/13	17,295,438
82,325	6.000	01/01/14	82,776
245,902	6.000	03/01/14	247,249
28,932	5.500	04/01/14	28,453
12,132	8.500	09/01/15	12,843
289,412	8.500	10/01/15	306,380
83,127	8.500	12/01/15	87,897
1,433,821	5.500	07/01/18	1,425,656
755,198	5.500	08/01/18	750,898
1,032,198	5.500	09/01/18	1,026,320
133,092	5.500	12/01/18	132,334

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Statement of Investments (continued)

April 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

FNMA – (continued)
$214,256	7.000%	11/01/19	$221,320
219,042	8.000	02/01/31	231,689
4,925,603	6.000	03/01/33	4,912,221
8,337,428	6.500	04/01/33	8,476,700

			62,786,341

GNMA – 0.1%
86,350	6.500	06/15/08	87,094
37,139	6.500	07/15/08	37,460
114,985	6.500	08/15/08	115,974
66,647	6.500	09/15/08	67,222
14,956	6.500	10/15/08	15,085
3,778	6.500	11/15/08	3,811
13,133	9.000	12/15/08	13,554
12,405	6.500	01/15/09	12,561
32,619	9.000	01/15/09	34,045
1,098	6.500	03/15/09	1,108
4,668	6.500	04/15/09	4,727
64,348	6.500	05/15/09	65,161
7,368	6.500	07/15/09	7,461
14,284	6.500	11/15/09	14,464
6,649	9.000	01/15/10	6,996
66,016	9.000	07/15/12	70,364

			557,087

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $499,403,584)			$489,373,211

Agency Debentures – 28.2%

FFCB
$2,000,000	5.400%	05/10/06	$2,000,054
FHLB
10,000,000	2.900 (a)	06/11/07	9,755,940
9,000,000	4.125	09/06/07	8,877,951
15,000,000	3.808 (a)	09/07/07	14,770,694
23,880,000	4.250	09/26/07	23,575,029
21,500,000	4.000 (a)	12/03/07	20,968,520
7,000,000	3.790	11/28/08	6,768,475
FHLMC
4,380,000	3.000	12/15/06	4,320,695
13,200,000	4.125	04/02/07	13,074,046
10,000,000	2.415	04/12/07	9,744,780
40,900,000	4.500	04/18/07	40,590,591
9,500,000	2.550	04/19/07	9,264,771
5,000,000	3.500	04/15/08	4,849,070
19,000,000	4.480	09/19/08	18,695,006
FNMA
19,000,000	3.550	01/12/07	18,783,818
10,000,000	3.550	11/16/07	9,764,600
9,700,000	3.650	11/30/07	9,480,867
Small Business Administration
461,726	7.200	06/01/17	479,151
855,292	6.300	05/01/18	873,549
987,611	6.300	06/01/18	1,008,865

TOTAL AGENCY DEBENTURES
(Cost $229,710,948)			$227,646,472

U.S. Treasury Obligations – 6.9%

United States Treasury Inflation Protected Securities
$11,134,023	1.875%	07/15/15	$10,687,883
13,714,385	2.000	01/15/16	13,258,491
United States Treasury Principal-Only STRIPS(c)(d)
30,000,000	0.000	05/15/11	29,942,249
4,900,000	0.000	02/15/25	1,802,465

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $56,256,288)			$55,691,088

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT – 95.8%
(Cost $785,370,820)			$772,710,771

Repurchase Agreement(e) – 2.4%

Joint Repurchase Agreement Account II
$19,300,000	4.784%	05/01/06	$19,300,000
Maturity Value: $19,302,565
(Cost $19,300,000)

TOTAL INVESTMENTS – 98.2%
(Cost $804,670,820)			$792,010,771
Other Assets in Excess of Liabilities — 1.8%			14,476,717

Net Assets — 100.0%			$806,487,488

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2006.

(b)	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

(c)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

(e)	Joint repurchase agreement was entered into on April 28, 2006. Additional information appears on page 75.

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Investment Abbreviations:
CMOs	—	Collateralized Mortgage Obligations
FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities
TAC	—	Target Amortization Class

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2006, the following futures contracts were open as follows:

	Number of
	Contracts	Settlement	Market	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	292	March 2007	$69,196,700	$(336,093)
Eurodollars	438	June 2007	103,816,950	(422,202)
Eurodollars	88	December 2007	20,857,100	(53,099)
Eurodollars	398	September 2007	94,340,925	(375,344)
2 Year U.S. Treasury Notes	1823	June 2006	371,407,767	(460,011)
5 Year U.S. Treasury Notes	(803)	June 2006	(83,637,469)	562,769
10 Year U.S. Treasury Notes	(161)	June 2006	(16,998,078)	85,830

			$558,983,895	$(998,150)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Statement of Investments (continued)

April 30, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At April 30, 2006, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

			Rate Type

	Notional		Payments	Payments
	Amount	Termination	received by	made by	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	Gain (Loss)

Banc of America Securities LLC(a)	$36,390	02/16/2009	3 month LIBOR	5.05%	$176,179
Banc of America Securities LLC(a)	41,710	02/17/2009	3 month LIBOR	5.10%	163,919
Banc of America Securities LLC	55,000	02/17/2011	3 month LIBOR	5.09%	666,975
Banc of America Securities LLC(a)	44,870	02/17/2014	5.14%	3 month LIBOR	(967,086)
Banc of America Securities LLC(a)	39,180	02/17/2014	5.10%	3 month LIBOR	(930,469)
JP Morgan Securities	50,000	03/07/2016	3 month LIBOR	5.18%	1,423,438
Banc of America Securities LLC(a)	16,520	02/15/2022	3 month LIBOR	5.16%	874,190
Banc of America Securities LLC(a)	18,900	02/17/2022	3 month LIBOR	5.19%	945,685

TOTAL					$2,352,831

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur in February 2007.

LIBOR—London Interbank Offered Rate

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Statement of Investments

April 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – 57.7%

Adjustable Rate FHLMC(a) – 1.6%
$9,401,577	3.508%	09/01/33	$9,015,847
6,350,342	4.583	08/01/35	6,249,065

			15,264,912

Adjustable Rate FNMA(a) – 3.6%
23,132,424	5.009	11/25/28	23,149,695
280,909	4.490	03/01/33	279,789
4,843,653	3.854	10/01/33	4,754,975
7,003,662	4.331 (f)	01/01/35	6,771,813

			34,956,272

Adjustable Rate GNMA(a) – 1.8%
279,341	4.375	06/20/23	279,345
134,014	4.750	07/20/23	134,467
139,136	4.750	08/20/23	139,611
360,832	4.750	09/20/23	362,064
107,060	4.375	03/20/24	107,681
976,090	4.375	04/20/24	974,291
129,458	4.375	05/20/24	129,314
987,924	4.375	06/20/24	988,251
523,435	4.750	07/20/24	526,724
730,618	4.750	08/20/24	735,234
250,709	4.750	09/20/24	252,162
281,190	5.125	11/20/24	283,264
243,421	5.125	12/20/24	245,034
205,760	4.375	01/20/25	207,679
108,587	4.375	02/20/25	109,605
345,852	4.375	05/20/25	346,678
218,123	4.750	07/20/25	219,961
157,642	4.375	02/20/26	158,666
6,734	4.750	07/20/26	6,781
192,219	4.375	01/20/27	193,652
217,993	4.375	01/20/27	220,177
149,848	4.375	02/20/27	150,859
1,182,795	4.375	04/20/27	1,183,351
129,454	4.375	05/20/27	129,268
156,389	4.375	06/20/27	156,153
40,667	5.125	11/20/27	40,828
173,067	5.125	12/20/27	173,740
357,155	4.375	01/20/28	360,157
139,705	4.250	02/20/28	140,345
147,491	4.375	03/20/28	148,517
1,106,986	4.500	07/20/29	1,107,492
369,052	4.500	08/20/29	369,234
168,999	4.500	09/20/29	168,965
461,482	5.125	10/20/29	464,435
528,584	5.125	11/20/29	531,820
161,893	5.125	12/20/29	162,913
217,335	4.250	01/20/30	218,211
108,177	4.250	02/20/30	108,619
389,905	4.250	03/20/30	391,500
718,929	4.375	04/20/30	720,454
1,748,365	4.375	05/20/30	1,753,562
170,819	4.375	06/20/30	171,032
1,356,676	4.500	07/20/30	1,362,962
177,282	4.500	09/20/30	178,121
403,465	4.875	10/20/30	403,398

			17,216,577

Adjustable Rate Non-Agency(a) – 12.3%
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-5, Class 1A1
186,119	4.384	08/25/33	186,779
Countrywide Alternative Loan Trust Series 2005-59, Class 1A1
5,389,443	5.253	11/20/35	5,421,981
Countrywide Home Loans Series 2003-37, Class 1A1
273,621	3.896	08/25/33	276,769
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
630,767	5.100	03/25/33	626,642
Harborview Mortgage Loan Trust Series 2005-10, Class 2A1A
1,933,652	5.220	11/19/35	1,938,694
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
2,495,775	5.015	01/19/36	2,501,993
Harborview Mortgage Loan Trust Series 2005-16, Class 3A1A
9,913,740	5.160	01/19/36	9,906,493
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1
868,096	5.339	11/25/34	871,153
MLCC Mortgage Investors, Inc. Series 2004-E, Class A2B
4,587,542	5.439	11/25/29	4,588,498
Sequoia Mortgage Trust Series 2004-09, Class A2
2,812,348	5.416	10/20/34	2,817,685
Structured Adjustable Rate Mortgage Loan Series 2004-1, Class 3A3
301,434	4.655	02/25/34	308,025
Structured Adjustable Rate Mortgage Loan Series 2004-5, Class 1A
2,712,355	4.433	05/25/34	2,674,688
Structured Asset Mortgage Investments, Inc. Series 2006-AR1, Class 3A1
9,930,083	5.189	02/25/36	9,976,631
Structured Asset Securities Corp. Series 2003-24A, Class 1A3
1,306,409	5.000	07/25/33	1,289,906
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
2,040,879	4.700	11/25/33	2,041,342
Washington Mutual Series 2005-AR11, Class A1A
6,238,809	5.279	08/25/45	6,254,872
Washington Mutual Series 2005-AR13, Class A1A1
9,212,405	5.249	10/25/45	9,264,475
Washington Mutual Series 2005-AR15, Class A1A1
10,566,136	5.219	11/25/45	10,590,944
Washington Mutual Series 2005-AR19, Class A1A1
8,697,776	5.229	12/25/45	8,712,019
Washington Mutual Series 2005-AR8, Class 2A1A
9,671,375	5.249	07/25/45	9,700,873
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
6,665,731	4.978	10/25/35	6,632,138
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 6A3
9,219,320	4.999	10/25/35	9,073,168

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Statement of Investments (continued)

April 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

Adjustable Rate Non-Agency(a) – (continued)
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR2, Class 2A3
$13,747,580	5.094%	03/25/36	$13,562,222

			119,217,990

CMBS – 4.4%
Interest Only(a)(b) – 0.4%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2(c)
19,672,042	1.434	03/13/40	887,601
CS First Boston Mortgage Securities Corp. Series 2003-C3, Class ASP(c)
13,476,559	1.818	05/15/38	667,173
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-C1, Class X2(c)
21,988,469	1.174	01/15/38	778,996
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2(c)
23,010,567	1.480	02/11/36	1,204,994

			3,538,764

Sequential Fixed Rate – 4.0%
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4
10,000,000	5.182	09/10/47	9,656,448
Citigroup/Deutsche Bank Commercial Mortgage Trust
10,000,000	5.400	07/15/44	9,702,138
CS First Boston Mortgage Securities Corp. Series 1997-C2, Class A3
597,387	6.550	01/17/35	606,088
First Union National Bank Commercial Mortgage Trust Series 2000-C2, Class A2
9,500,000	7.202	10/15/32	10,067,076
GMAC Commercial Mortgage Securities Inc. Series 2002-C1, Class A2
8,000,000	6.278	11/15/39	8,253,731

			38,285,481

TOTAL CMBS			$41,824,245

CMOs – 2.3%
Interest Only(b) – 0.1%
Countrywide Home Loan Trust Series 2003-42, Class 2X1(a)
1,077,693	0.370	10/25/33	6,707
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
193,053	5.500	06/25/33	12,720
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(a)
324,066	0.782	07/25/33	3,013
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(a)
367,207	0.605	08/25/33	3,067
FNMA Series 151, Class 2
33,182	9.500	07/25/22	9,198
FNMA Series 2004-47, Class EI(a)(d)
4,140,584	0.000	06/25/34	194,090
FNMA Series 2004-62, Class DI(a)(d)
1,809,664	0.000	07/25/33	91,049
FNMA Series 2004-71, Class DI(a)(d)
3,009,901	0.000	04/25/34	167,388
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
118,182	0.679	08/25/33	1,581
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
42,436	1.158	07/25/33	836
Washington Mutual Series 2003-AR04, Class X1(a)
2,609,353	1.181	01/25/08	38,768
Washington Mutual Series 2003-AR07, Class X(a)
1,475,832	0.943	06/25/08	19,518
Washington Mutual Series 2003-AR12, Class X(a)
6,730,621	0.489	02/25/34	54,250

			602,185

Inverse Floaters(a) – 0.1%
FHLMC Series 1760, Class ZB
317,271	4.090	05/15/24	308,871
GNMA Series 2001-48, Class SA
109,149	10.530	10/16/31	117,443
GNMA Series 2001-51, Class SA
86,564	11.223	10/16/31	94,606
GNMA Series 2001-51, Class SB
108,630	10.530	10/16/31	117,248
GNMA Series 2001-59, Class SA
91,987	10.368	11/16/24	98,858
GNMA Series 2002-13, Class SB
376,673	14.653	02/16/32	447,073

			1,184,099

PAC – 0.2%
FHLMC Series 2590, Class NV
2,000,000	5.000	03/15/18	1,919,518

Principal Only(d) – 0.8%
FHLMC Series 235, Class PO
4,942,744	0.000	02/01/36	3,415,127
FNMA REMIC Trust Series G-35, Class N
28,339	0.000	10/25/21	23,410
FNMA Series 363, Class 1
5,410,977	0.000	11/01/35	3,774,701

			7,213,238

Sequential Fixed Rate – 1.1%
FHLMC Series 2329, Class ZA
6,111,108	6.500	06/15/31	6,248,743
FNMA REMIC Trust Series 1993-78, Class H
51,914	6.500	06/25/08	52,223
FNMA REMIC Trust Series 1994-42, Class ZQ
3,585,159	7.000	04/25/24	3,695,091

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Principal	Interest		Maturity
Amount	Rate		Date	Value
Mortgage-Backed Obligations – (continued)

Sequential Fixed Rate – (continued)
FNMA Series 2001-53, Class GH
$912,726	8.000%		09/25/16	$958,940

				10,954,997

TOTAL CMOs				$21,874,037

FHLMC – 8.2%
2,300,751	5.500		12/01/08	2,297,577
206,296	7.000		06/01/09	209,697
1,529,644	6.500		12/01/13	1,556,218
40,303	6.500		02/01/14	41,004
5,837,524	7.500		11/01/14	6,112,736
23,735	7.000		02/01/15	24,424
2,702,539	5.500		07/01/15	2,685,016
265,798	8.000		07/01/15	280,902
36,773	7.000		01/01/16	37,830
91,712	7.000		02/01/16	94,348
610,717	4.500		04/01/18	582,290
605,379	5.000		04/01/18	589,883
3,913,272	4.500		05/01/18	3,732,193
595,363	5.500		05/01/18	591,124
527,481	4.500		06/01/18	502,928
3,454,708	5.500		06/01/18	3,430,108
87,612	5.000		07/01/18	85,348
8,157,990	4.500		08/01/18	7,778,717
806,108	5.000		10/01/18	785,308
123,891	5.000		11/01/18	120,689
38,310	5.000		12/01/18	37,320
1,390,954	4.500		01/01/19	1,326,208
8,106,999	4.500		02/01/19	7,730,097
65,254	5.000		04/01/19	63,515
231,881	5.000		07/01/19	225,702
7,463,405	5.000		11/01/19	7,270,539
34,125	6.500		08/01/22	34,731
1,940,193	4.500		10/01/23	1,810,918
7,682,776	5.500		11/01/23	7,535,757
23,180	7.500		03/01/27	24,121
1,336,627	6.500		07/01/28	1,359,623
7,071,299	6.500		12/01/29	7,220,728
26,907	8.000		07/01/30	28,769
58,956	7.500		12/01/30	61,253
6,205	7.500		01/01/31	6,446
562,419	7.000		04/01/31	578,505
331,225	6.500		07/01/31	338,225
2,079,272	6.000		05/01/33	2,075,924
5,545,557	6.500		12/01/33	5,636,866
1,552,396	6.500		03/01/34	1,577,957
3,000,000	5.000	(e)	TBA-15yr	2,915,625

				79,397,169

FNMA – 23.5%
5,487,443	6.311		12/01/08	5,550,308
869,148	5.500		05/01/09	863,768
676,495	4.500		03/01/13	657,316
301,507	4.500		05/01/13	292,770
390,533	4.000		06/01/13	373,273
630,204	4.500		06/01/13	611,736
521,125	4.000		07/01/13	497,882
654,329	4.500		07/01/13	634,930
721,931	4.000		08/01/13	689,481
307,559	4.500		08/01/13	298,344
1,055,416	4.000		09/01/13	1,007,596
1,280,874	4.500		09/01/13	1,242,189
2,134,391	4.000		10/01/13	2,036,789
1,035,223	4.000		04/01/14	985,391
5,178,668	5.500		09/01/14	5,152,389
153,224	7.000		03/01/15	156,567
52,430	8.000		01/01/16	55,557
834,794	5.000		11/01/17	814,626
27,793,355	5.000		12/01/17	27,121,916
5,086,416	5.000		01/01/18	4,963,538
6,307,056	5.000		02/01/18	6,154,538
5,543,505	5.000		03/01/18	5,408,231
333,066	4.500		04/01/18	317,856
2,030,361	5.000		04/01/18	1,980,816
729,669	5.000		05/01/18	711,863
1,640,672	4.500		06/01/18	1,565,751
3,504,762	5.000		06/01/18	3,419,287
151,586	5.000		07/01/18	147,887
139,346	5.000		08/01/18	135,946
1,937,953	5.000		09/01/18	1,892,023
9,945,289	5.000		10/01/18	9,709,578
4,744,117	5.000		11/01/18	4,628,350
3,795,771	5.000		04/01/19	3,703,145
6,812,140	4.500		10/01/23	6,323,668
63,776	6.500		10/01/28	65,194
67,152	6.500		11/01/28	68,646
27,592	7.500		07/01/29	28,702
1,877	7.500		08/01/29	1,952
13,400	7.500		10/01/29	13,939
133	7.500		01/01/30	138
4,572	7.500		02/01/30	4,750
1,063,393	7.000		07/01/31	1,093,310
16,247	6.500		01/01/34	16,575
17,000,000	4.500	(e)	TBA-15yr	16,181,875
113,000,000	5.000	(e)	TBA-15yr	109,998,494

				227,578,880

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $564,659,356)				$557,330,082

Agency Debentures – 19.0%

FFCB
$3,000,000	6.600%		07/07/06	$3,007,593
6,838,000	4.100		07/21/08	6,687,954
10,000,000	4.200		02/23/09	9,751,130
11,000,000	4.450		06/11/09	10,774,621
7,000,000	7.375		02/09/10	7,523,831
9,000,000	4.750		11/06/12	8,742,753

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Statement of Investments (continued)

April 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Agency Debentures – (continued)

FHLB
$5,000,000	3.000%	05/15/06	$4,995,670
2,700,000	5.375	05/15/06	2,700,092
4,510,000	2.100	10/13/06	4,448,384
1,000,000	5.680 (f)	12/30/07	1,007,318
2,000,000	3.375	02/15/08	1,939,110
15,560,000	4.100	06/13/08	15,233,645
3,900,000	3.500	02/13/09	3,728,698
1,500,000	7.625	05/14/10	1,623,977
8,400,000	4.500	09/14/12	8,023,756
FHLMC
29,811,000	4.500	04/18/07	29,585,480
10,390,000	4.250	06/23/08	10,203,728
11,000,000	4.480	09/19/08	10,823,425
FNMA
7,000,000	3.250	06/28/06	6,978,370
8,000,000	6.160	12/18/07	8,124,032
6,500,000	3.125	03/16/09	6,143,852
5,000,000	6.625	09/15/09	5,218,774
1,200,000	6.000	05/15/11	1,237,175
3,500,000	4.750	02/21/13	3,350,351
New Valley Generation II
3,533,005	5.572	05/01/20	3,443,151
Small Business Administration
635,896	6.700	12/01/16	652,603
502,301	7.150	03/01/17	520,527
362,944	7.500	04/01/17	378,786
212,587	7.300	05/01/17	220,897
154,742	6.800	08/01/17	159,475
427,646	6.300	05/01/18	436,774
395,044	6.300	06/01/18	403,546
Tennessee Valley Authority(f)
6,000,000	4.875	12/15/06	5,999,274

TOTAL AGENCY DEBENTURES
(Cost $187,098,931)			$184,068,752

Asset-Backed Securities – 4.1%

Home Equity(a) – 4.0%
Carrington Mortgage Loan Trust Series 2005-OPT2, Class A1B
$3,000,000	5.109%	05/25/35	$3,001,407
Citigroup Mortgage Loan Trust, Inc. Series 2004-OPT1, Class A2
2,894,894	5.319	10/25/34	2,895,361
Countrywide Alternative Loan Trust Series 2005-38, Class A3
6,783,761	5.309	09/25/35	6,821,843
Countrywide Alternative Loan Trust Series 2005-62, Class 1A1
7,827,444	5.259	12/25/35	7,862,358
Countrywide Home Equity Loan Trust Series 2004-I, Class A
2,101,972	5.191	02/15/34	2,107,555
Countrywide Home Equity Loan Trust Series 2004-Q, Class 2A
2,442,210	5.201	12/15/33	2,449,100
Countrywide Home Equity Loan Trust Series 2005-B, Class 2A
2,626,531	5.081	05/15/35	2,628,173
Impac CMB Trust Series 2004-8, Class 1A
1,939,936	5.319	10/25/34	1,948,804
Master Asset Backed Securities Trust Series 2005-WMC1, Class A4
6,000,000	5.149	03/25/35	6,003,036
Popular ABS Mortgage Pass-Through Trust Series 2004-5, Class AV2
1,628,860	5.299	12/25/34	1,634,714
Securitized Asset Backed Receivables LLC Trust Series 2004-OP2, Class A2
1,094,468	5.309	08/25/34	1,097,214

			38,449,565

Lease – 0.1%
CPS Auto Trust Series 2002-A, Class A2
741,764	4.814	12/15/08	739,910

Manufactured Housing – 0.0%
Mid-State Trust Series 4, Class A
324,992	8.330	04/01/30	342,572

TOTAL ASSET-BACKED SECURITIES
(Cost $39,426,085)			$39,532,047

U.S. Treasury Obligations – 19.1%

United States Treasury Bonds
$4,000,000	3.875%	05/15/09	$3,886,876
26,900,000	4.750	03/31/11	26,687,732
United States Treasury Inflation Protected Securities
12,359,787	1.875	07/15/15	11,864,530
19,120,055	2.000	01/15/16	18,484,466
United States Treasury Interest-Only STRIPS(b)(d)
4,000,000	0.000	08/15/13	2,777,920
United States Treasury Notes
21,300,000	4.375	12/31/07	21,122,784
38,000,000	4.375	11/15/08	37,540,960
8,600,000	4.500	02/15/16	8,225,092
United States Treasury Principal-Only STRIPS(d)
38,000,000	0.000	02/15/19	19,415,340
21,300,000	0.000	05/15/20	10,123,251
12,000,000	0.000	08/15/20	5,619,948
30,150,000	0.000	11/15/21	13,182,183
6,100,000	0.000	11/15/22	2,529,548
7,500,000	0.000	11/15/24	2,792,895

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $189,238,419)			$184,253,525

Insured Revenue Bonds – 0.8%

New Jersey Economic Development Authority Series A
$2,000,000	7.425%	02/15/29	$2,359,280

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Insured Revenue Bonds – (continued)

Sales Tax Asset Receivable Taxable Series B
$5,500,000	3.600%	10/15/08	$5,288,910

TOTAL INSURED REVENUE BONDS
(Cost $7,500,000)			$7,648,190

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT – 100.7%
(Cost $987,922,791)			$972,832,596

Repurchase Agreement(g) – 12.7%

Joint Repurchase Agreement Account II
$123,000,000	4.784%	05/01/06	$123,000,000
Maturity Value: $123,016,345
(Cost $123,000,000)

TOTAL INVESTMENTS – 113.4%
(Cost $1,110,922,791)			$1,095,832,596
Liabilities in Excess of Other Assets — (13.4)%			(129,818,899)

Net Assets — 100.0%			$966,013,697

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2006.

(b)	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

(c)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $3,791,137, which represents approximately 0.4% of net assets as of April 30, 2006.

(d)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities amounts to $129,095,994 which represents approximately 13.4% of net assets as of April 30, 2006.

(f)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(g)	Joint repurchase agreement was entered into on April 28, 2006. Additional information appears on page 75.

Investment Abbreviations:
CMBS	—	Commercial Mortgage Backed Securities
CMOs	—	Collateralized Mortgage Obligations
FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2006, the following futures contracts were open as follows:

	Number of
	Contracts	Settlement		Unrealized
Type	Long (Short)	Month	Market Value	Gain (Loss)

Eurodollars	265	June 2006	$62,811,625	$(227,064)
Eurodollars	78	December 2006	18,477,225	(197,277)
U.S. Treasury Bonds	662	June 2006	70,730,563	(3,491,774)
2 Year U.S. Treasury Notes	916	June 2006	186,620,688	(359,852)
5 Year U.S. Treasury Notes	(751)	June 2006	(78,221,344)	272,892
10 Year U.S. Treasury Notes	312	June 2006	32,940,375	(481,249)

			$293,359,132	$(4,484,324)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Statement of Investments (continued)

April 30, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At April 30, 2006, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

			Rate Type

	Notional		Payments	Payments
	Amount	Termination	received by	made by	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	Gain(Loss)

Banc of America Securities LLC	$20,000	12/25/2006	3.43%	3 month LIBOR	$(101,821)
Banc of America Securities LLC	30,000	04/07/2008	4.34%	3 month LIBOR	(539,701)
Banc of America Securities LLC(a)	41,110	02/16/2009	3 month LIBOR	5.05%	199,030
Banc of America Securities LLC(a)	47,220	02/17/2009	3 month LIBOR	5.10%	185,573
Banc of America Securities LLC	35,000	09/02/2010	4.31%	3 month LIBOR	(1,458,164)
Banc of America Securities LLC	25,000	10/06/2010	4.70%	3 month LIBOR	(665,740)
Banc of America Securities LLC(a)	50,790	02/17/2014	5.14%	3 month LIBOR	(1,094,681)
Banc of America Securities LLC(a)	44,270	02/17/2014	5.10%	3 month LIBOR	(1,051,350)
Banc of America Securities LLC	30,000	12/09/2014	4.64%	3 month LIBOR	(1,469,684)
Banc of America Securities LLC	9,000	05/25/2015	4.53%	3 month LIBOR	(544,426)
JP Morgan Securities	30,000	03/07/2016	3 month LIBOR	5.18%	850,811
Banc of America Securities LLC	43,000	11/02/2019	3 month LIBOR	4.87%	2,606,325
Banc of America Securities LLC	35,000	11/12/2019	3 month LIBOR	5.07%	1,421,801
Banc of America Securities LLC(a)	18,660	02/15/2022	3 month LIBOR	5.16%	987,433
Banc of America Securities LLC(a)	21,390	02/17/2022	3 month LIBOR	5.19%	1,070,276
Banc of America Securities LLC	13,200	04/09/2035	5.27%	3 month LIBOR	(844,602)

TOTAL					$(448,920)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur in February 2007.

LIBOR—London Interbank Offered Rate

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Statement of Investments

April 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – 104.7%

Adjustable Rate FHLMC(a) – 0.2%
$1,165,189	4.254%	04/01/33	$1,140,299

Adjustable Rate FNMA(a) – 3.6%
48,401	4.440	07/01/22	48,665
67,612	4.597	07/01/27	67,809
113,752	4.597	11/01/27	114,083
26,974	4.597	01/01/31	27,091
31,804	4.597	06/01/32	31,935
52,764	4.440	08/01/32	52,840
129,092	4.440	05/01/33	129,299
4,572,350	4.478	05/01/33	4,497,986
864,545	4.853	06/01/33	857,659
2,906,192	3.854	10/01/33	2,852,985
1,116,035	4.381	12/01/33	1,098,252
1,729,525	4.575	08/01/34	1,708,316
6,706,736	4.581	02/01/35	6,506,297
55,752	4.597	11/01/35	55,968
242,911	4.597	12/01/37	243,867
111,776	4.597	01/01/38	112,220
97,608	4.597	11/01/40	98,000

			18,503,272

Adjustable Rate GNMA(a) – 1.6%
120,625	4.375	06/20/23	120,626
59,562	4.750	07/20/23	59,763
61,838	4.750	08/20/23	62,049
160,370	4.750	09/20/23	160,917
46,230	4.375	03/20/24	46,499
421,493	4.375	04/20/24	420,716
55,902	4.375	05/20/24	55,840
426,604	4.375	06/20/24	426,744
232,638	4.750	07/20/24	234,099
324,719	4.750	08/20/24	326,771
111,426	4.750	09/20/24	112,072
121,423	5.125	11/20/24	122,318
105,113	5.125	12/20/24	105,810
88,851	4.375	01/20/25	89,679
46,890	4.375	02/20/25	47,330
149,345	4.375	05/20/25	149,702
96,944	4.750	07/20/25	97,761
68,072	4.375	02/20/26	68,515
2,993	4.750	07/20/26	3,014
177,137	4.375	01/20/27	178,699
64,707	4.375	02/20/27	65,144
510,753	4.375	04/20/27	510,992
55,901	4.375	05/20/27	55,820
67,532	4.375	06/20/27	67,430
17,179	5.125	11/20/27	17,246
74,733	5.125	12/20/27	75,024
154,226	4.375	01/20/28	155,522
62,091	4.250	02/20/28	62,376
63,689	4.375	03/20/28	64,132
491,994	4.500	07/20/29	492,219
164,023	4.500	08/20/29	164,104
75,111	4.500	09/20/29	75,096
199,277	5.125	10/20/29	200,551
228,252	5.125	11/20/29	229,650
69,908	5.125	12/20/29	70,349
96,593	4.250	01/20/30	96,983
48,079	4.250	02/20/30	48,275
173,291	4.250	03/20/30	174,000
310,447	4.375	04/20/30	311,105
754,976	4.375	05/20/30	757,220
73,762	4.375	06/20/30	73,855
602,967	4.500	07/20/30	605,761
78,792	4.500	09/20/30	79,165
174,224	4.875	10/20/30	174,195
769,874	4.500	12/20/34	759,626

			8,274,764

Adjustable Rate Non-Agency(a) – 19.0%
American Home Mortgage Investment Trust Series 2004-3, Class 1A
299,471	5.329	10/25/34	299,894
Bear Stearns Alt-A Trust Series 2004-3, Class A1
290,735	5.279	04/25/34	292,410
Countrywide Alternative Loan Trust Series 2005-38, Class A3
4,239,851	5.309	09/25/35	4,263,652
Countrywide Alternative Loan Trust Series 2005-51, Class 1A1
2,747,907	5.243	11/20/35	2,761,315
Countrywide Alternative Loan Trust Series 2005-59, Class 1A1
2,449,747	5.253	11/20/35	2,464,537
Countrywide Alternative Loan Trust Series 2005-62, Class 1A1
4,892,153	5.259	12/25/35	4,913,974
Harborview Mortgage Loan Trust Series 2005-10, Class 2A1A
4,834,129	5.220	11/19/35	4,846,735
Harborview Mortgage Loan Trust Series 2005-15, Class 2A11
2,668,444	5.193	10/20/45	2,675,893
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
1,663,850	5.150	01/19/36	1,667,995
Harborview Mortgage Loan Trust Series 2005-16, Class 3A1A
5,947,682	5.160	01/19/36	5,943,335
IMPAC Secured Assets Corp. Series 2004-3, Class 1A4
710,756	5.359	11/25/34	713,499
Lehman XS Trust Series 2005-5N, Class 3A1A
3,205,128	5.259	11/25/35	3,207,717
Lehman XS Trust Series 2005-9N, Class 1A1
5,405,802	5.229	02/25/36	5,411,694
Lehman XS Trust Series 2006-2N, Class 1A1
3,864,759	5.219	02/25/46	3,871,076
Mortgage IT Trust Series 2005-5, Class A1
1,898,749	5.219	12/25/35	1,900,219
Mortgage IT Trust Series 2005-AR1, Class 1A1
4,544,987	5.210	11/25/35	4,557,625
Residential Accredit Loans, Inc. Series 2005-Q04, Class 2A1
4,339,151	5.239	12/25/45	4,356,513
Sequoia Mortgage Trust Series 2004-09, Class A2
1,730,675	5.416	10/20/34	1,733,960
Structured Adjustable Rate Mortgage Loan Series 2004-19, Class 2A2
539,228	5.947	01/25/35	545,084

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Statement of Investments (continued)

April 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

Adjustable Rate Non-Agency(a) – (continued)
Structured Adjustable Rate Mortgage Loan Series 2004-6, Class 3A2
$1,706,708	4.727%	06/25/34	$1,665,080
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
102,044	4.700	11/25/33	102,067
Structured Asset Securities Corp. Series 2003-37A, Class 3A7
400,821	4.520	12/25/33	396,364
Washington Mutual Series 2005-AR11, Class A1A
3,565,034	5.279	08/25/45	3,574,212
Washington Mutual Series 2005-AR13, Class A1A1
4,606,202	5.249	10/25/45	4,632,238
Washington Mutual Series 2005-AR15, Class A1A1
5,763,347	5.220	11/25/45	5,776,879
Washington Mutual Series 2005-AR17, Series A1A1
5,294,804	5.229	12/25/45	5,296,445
Washington Mutual Series 2005-AR19, Class A1A1
5,798,517	5.229	12/25/45	5,808,013
Washington Mutual Series 2005-AR8, Class 2A1A
5,029,115	5.249	07/25/45	5,044,454
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
3,332,865	4.978	10/25/35	3,316,069
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR2, Class 2A3
6,873,790	5.094	03/25/36	6,781,111

			98,820,059

CMBS – 7.6%
Interest Only(a)(b)(c) – 0.2%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2
5,559,490	1.434	03/13/40	250,844
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-C1, Class X2
5,774,749	1.174	01/15/38	204,585
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2
6,078,263	1.480	02/11/36	318,300

			773,729

Sequential Fixed Rate – 7.4%
Banc of America Commercial Mortgage, Inc. Series 2005-5, Class A4
4,000,000	5.115	10/10/45	3,823,334
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4
5,000,000	5.182	09/10/47	4,828,224
Bear Stearns Commercial Mortgage Securities, Inc. Series 2005-PW10, Class A4
5,000,000	5.405	12/11/40	4,883,969
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-C02, Class A4
3,500,000	5.545	01/15/46	3,415,386
CS First Boston Mortgage Securities Corp. Series 1997-C2, Class A3
333,541	6.550	01/17/35	338,399
GE Capital Commercial Mortgage Corp. Series 2005-C4, Class A4
5,000,000	5.333	11/10/45	4,880,632
LB-UBS Commercial Mortgage Trust Series 2002-C1, Class A2
400,000	5.969	03/15/26	402,156
LB-UBS Commercial Mortgage Trust Series 2005-C5, Class A4
2,000,000	4.954	09/15/30	1,897,227
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class A4
2,000,000	5.197	11/15/30	1,928,653
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
3,500,000	5.156	02/15/31	3,341,681
Morgan Stanley Capital I Series 2006-T21, Class A4
5,000,000	5.162	10/12/52	4,790,650
Wachovia Bank Commercial Mortgage Trust Series 2005-C21, Class A4
4,000,000	5.369	10/15/44	3,869,538

			38,399,849

TOTAL CMBS			$39,173,578

CMOs – 4.5%
Interest Only(b) – 0.1%
ABN AMRO Mortgage Corp. Series 2003-5, Class A2
74,608	5.500	04/25/33	8,183
ABN AMRO Mortgage Corp. Series 2003-8, Class A2
459,009	5.500	06/25/33	52,905
Countrywide Home Loan Trust Series 2003-42, Class 2X1(a)
702,844	0.370	10/25/33	4,374
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X(a)
515,641	0.000	11/25/32	309
CS First Boston Mortgage Securities Corp. Series 2003-08, Class 3A2
10,863	5.500	04/25/33	922
CS First Boston Mortgage Securities Corp. Series 2003-10, Class 3A13
10,820	5.750	05/25/33	568
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
38,611	5.500	06/25/33	2,544
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
509,971	5.250	07/25/33	55,726
FHLMC Series 2575, Class IB
312,015	5.500	08/15/30	38,205
FNMA Series 2004-47, Class EI(a)(d)
1,860,262	0.000	06/25/34	87,200
FNMA Series 2004-62, Class DI(a)(d)
804,295	0.000	07/25/33	40,466
FNMA Series E, Class E2
1,658	506.000	09/01/10	14,893

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

Interest Only(b) – (continued)
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
$78,788	0.679%	08/25/33	$1,054
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
21,218	1.158	07/25/33	418
Washington Mutual Series 2003-AR04, Class X1(a)
434,892	1.181	01/25/08	6,461
Washington Mutual Series 2003-AR12, Class X(a)
1,136,929	0.489	02/25/34	9,164
Washington Mutual Series 2003-S3, Class 1A41
437,446	5.500	06/25/33	47,004

			370,396

Inverse Floaters(a) – 0.1%
FHLMC Series 1544, Class M
16,096	11.206	07/15/08	16,567
FNMA Series 1993-072, Class SA
3,685	11.378	05/25/08	3,868
FNMA Series 1993-093, Class SA
8,331	13.905	05/25/08	8,846
FNMA Series 1993-095, Class SE
8,514	14.461	06/25/08	9,179
FNMA Series 1993-135, Class S
16,609	7.429	07/25/08	16,933
GNMA Series 2001-48, Class SA
36,383	10.530	10/16/31	39,148
GNMA Series 2001-51, Class SB
36,210	10.530	10/16/31	39,083
GNMA Series 2001-59, Class SA
52,807	10.368	11/16/24	56,752

			190,376

PAC – 0.9%
FNMA Series 1993-63, Class PK
40,061	6.500	05/25/08	40,280
FNMA Series 2003-88, Class TH
5,000,000	4.500	09/25/18	4,610,507

			4,650,787

Principal Only(d) – 0.6%
FHLMC Series 235, Class PO
2,273,662	0.000	02/01/36	1,570,959
FNMA Series 363, Class 1
2,415,615	0.000	11/01/35	1,685,134

			3,256,093

Sequential Fixed Rate – 2.8%
CS First Boston Mortgage Securities Corp. Series 2002-5, Class PPA1
233,920	6.500	03/25/32	229,490
FHLMC Series 1703, Class GC
2,500,000	6.500	04/15/09	2,527,264
FHLMC Series 1823, Class A
1,681,070	6.500	08/15/23	1,696,865
FHLMC Series 2042, Class N
1,053,320	6.500	03/15/28	1,071,671
FHLMC Series 2425, Class JG
16,370	6.000	09/15/15	16,341
FHLMC Series 2458, Class OD
179,517	6.000	04/15/16	179,984
FHLMC Series 2590, Class NV
1,000,000	5.000	03/15/18	959,759
FNMA REMIC Trust Series 1993-101, Class PJ
462,491	7.000	06/25/08	466,502
FNMA REMIC Trust Series 2002-24, Class AE
701,199	6.000	04/25/16	700,401
FNMA Series 1993-76, Class PJ
111,351	6.000	06/25/08	111,595
FNMA Series 1994-42, Class K
3,000,000	6.500	04/25/24	2,994,055
FNMA Series 1994-75, Class J
79,209	7.000	10/25/23	79,320
FNMA Series 2000-16, Class ZG
1,547,357	8.500	06/25/30	1,642,116
Impac Secured Assets Corp. Series 2001-2, Class A5
1,963,640	7.220	03/25/31	1,956,848

			14,632,211

TOTAL CMOS			$23,099,863

FHLMC – 9.2%
370,935	5.000	12/01/12	366,544
30,586	7.000	04/01/15	31,280
28,805	7.000	02/01/16	29,632
155,178	6.000	03/01/16	156,177
237,854	4.500	04/01/18	226,782
1,948,428	4.500	05/01/18	1,857,844
219,784	4.500	06/01/18	209,553
525,669	5.000	07/01/18	512,085
7,544,734	4.500	08/01/18	7,193,973
4,570,976	5.000	10/01/18	4,453,034
743,346	5.000	11/01/18	724,136
579,564	4.500	01/01/19	552,587
3,672,489	4.500	02/01/19	3,501,532
691,418	4.500	03/01/19	658,757
3,891,961	4.500	08/01/23	3,632,641
3,841,388	5.500	11/01/23	3,767,879
63,008	7.500	03/01/27	65,566
3,394,077	6.500	01/01/29	3,468,850
1,198,958	6.500	04/01/29	1,225,322
599,263	6.500	12/01/29	611,926
562,419	7.000	04/01/31	578,505
3,989,338	7.000	09/01/31	4,103,442
2,045,257	7.000	04/01/32	2,102,410
3,308,963	7.000	05/01/32	3,401,428
1,085,923	6.000	05/01/33	1,084,175
545,136	6.500	08/01/33	555,480
3,000,000	5.000	TBA-15yr (e)	2,915,625

			47,987,165

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Statement of Investments (continued)

April 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date		Value
Mortgage-Backed Obligations – (continued)

FNMA – 59.0%
$130,177	4.000%	06/01/13		$124,424
173,709	4.000	07/01/13		165,961
240,644	4.000	08/01/13		229,827
451,174	4.000	09/01/13		430,732
933,956	4.000	10/01/13		891,248
690,149	4.000	04/01/14		656,927
11,300	5.500	04/01/16		11,243
12,641	5.500	08/01/16		12,577
136,737	5.500	11/01/16		136,043
115,134	5.500	12/01/16		114,549
162,117	5.500	01/01/17		161,294
18,762,691	5.000	10/01/17		18,309,417
4,660,738	5.000	11/01/17		4,548,142
14,450,022	5.000	12/01/17		14,100,936
5,766,314	5.000	01/01/18		5,627,009
2,667,946	5.000	02/01/18		2,603,422
7,729	6.000	02/01/18		7,740
10,561,199	5.000	03/01/18		10,304,065
5,484,507	5.000	04/01/18		5,350,673
5,961,496	5.000	05/01/18		5,818,348
104,354	6.000	05/01/18		104,501
6,351,685	5.000	06/01/18		6,198,070
746,100	5.000	07/01/18		727,902
444,367	5.000	08/01/18		433,523
38,515	5.000	09/01/18		37,575
7,313,119	5.000	11/01/18		7,134,662
523,006	6.000	11/01/18		523,742
14,051	5.000	12/01/18		13,708
984,550	6.000	12/01/18		985,937
804,190	6.000	01/01/19		805,323
241,804	5.000	02/01/19		235,904
6,242,174	5.000	04/01/19		6,089,851
281,441	6.000	04/01/19		281,838
56,752	6.000	05/01/19		56,832
206,892	7.000	09/01/21		213,556
625,677	7.000	06/01/22		645,707
278,180	7.000	07/01/22		287,085
571,957	5.500	08/01/23		560,956
13,624,280	4.500	10/01/23		12,647,336
91,304	6.500	01/01/29		93,261
140,763	6.500	04/01/29		143,654
128,676	6.500	05/01/29		131,319
1,175,447	6.500	06/01/29		1,199,588
653,933	6.500	07/01/29		667,364
76,599	6.500	09/01/29		78,172
227,597	7.000	08/01/31		234,010
9,909	6.500	08/01/32		10,100
385,173	6.500	11/01/32		392,588
299,990	6.000	01/01/33		299,314
7,946	6.000	02/01/33		7,928
170,532	6.000	06/01/33		170,069
64,930	6.000	07/01/33		64,754
156,135	6.000	09/01/33		155,711
39,201	6.000	10/01/33		39,095
1,034,532	5.500	02/01/34		1,006,619
314,610	5.500	07/01/34		306,122
80,248	6.000	11/01/34		79,994
2,445,167	6.000	12/01/34		2,437,402
15,000,000	4.500	TBA-15yr	(e)	14,278,125
175,000,000	5.000	TBA-15yr	(e)	170,351,650
7,000,000	5.500	TBA-15yr	(e)	6,793,276

				306,528,700

GNMA – 0.0%
1,106	6.000	12/15/23		1,111
36,258	6.000	03/15/26		36,498
42,607	6.000	04/15/26		42,889

				80,498

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $549,907,837)				$543,608,198

Agency Debenture – 0.3%

Tennessee Valley Authority
$1,600,000	5.375%	04/01/56		$1,515,461
(Cost $1,590,912)

Asset-Backed Securities(a) – 9.0%

Home Equity – 9.0%
Carrington Mortgage Loan Trust Series 2005-OPT2, Class A1B
$2,000,000	5.109%	05/25/35		$2,000,938
ContiMortgage Home Equity Loan Trust Series 1999-1, Class A7(b)
173,909	6.970	12/25/13		172,934
Countrywide Home Equity Loan Trust Series 2002-E, Class A
148,567	5.161	10/15/28		148,902
Countrywide Home Equity Loan Trust Series 2003-A, Class A
1,907,082	5.251	03/15/29		1,912,349
Countrywide Home Equity Loan Trust Series 2003-D, Class A
590,376	5.161	06/15/29		591,194
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A
491,637	5.121	12/15/29		492,978
Countrywide Home Equity Loan Trust Series 2004-I, Class A
2,101,972	5.191	02/15/34		2,107,555
Countrywide Home Equity Loan Trust Series 2004-J, Class 2A
308,130	5.191	12/15/33		308,708
Countrywide Home Equity Loan Trust Series 2004-O, Class 1A
851,103	5.181	02/15/34		853,364
Countrywide Home Equity Loan Trust Series 2004-Q, Class 2A
814,070	5.201	12/15/33		816,367
Countrywide Home Equity Loan Trust Series 2004-S, Class 1A
418,316	5.141	02/15/30		418,882

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities(a) – (continued)

Home Equity – (continued)
Countrywide Home Equity Loan Trust Series 2005-A, Class 2A
$1,464,389	5.141%	04/15/35	$1,466,906
Countrywide Home Equity Loan Trust Series 2005-I, Class 2A
4,478,345	5.131	02/15/36	4,482,544
Countrywide Home Equity Loan Trust Series 2005-L, Class A
5,999,850	5.121	02/15/36	6,008,286
First Franklin Mortgage Loan Asset Backed Certificates Series 2004-FF11, Class 2A2
1,604,415	5.239	01/25/35	1,608,176
Impac CMB Trust Series 2004-6, Class 1A2
1,442,228	5.349	10/25/34	1,445,929
Impac CMB Trust Series 2004-8, Class 1A
727,476	5.319	10/25/34	730,801
Impac CMB Trust Series 2005-6, Class 1A1
4,330,032	5.209	10/25/35	4,333,723
Impac Secured Assets Corp. Series 2005-2, Class A1W
4,797,401	5.209	03/25/36	4,804,119
Master Asset Backed Securities Trust Series 2005-WMC1, Class A4
3,000,000	5.149	03/25/35	3,001,518
Merrill Lynch Mortgage Investors, Inc. Series 2004-WMC5, Class A2B2
1,388,631	5.309	07/25/35	1,390,347
Morgan Stanley ABS Capital I Series 2004-HE1, Class A4
1,985,050	5.329	01/25/34	1,985,351
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-4, Class A2A1
4,236,154	5.079	08/25/36	4,236,815
Popular ABS Mortgage Pass-Through Trust Series 2004-5, Class AV2
428,647	5.299	12/25/34	430,188
Residential Asset Mortgage Products, Inc. Series 2004-RZ1, Class AII
588,416	5.200	03/25/34	588,384
Residential Funding Mortgage Securities, Inc. Series 2004-HS2, Class AII
645,919	5.189	06/25/29	646,694

			46,983,952

TOTAL ASSET-BACKED SECURITIES
(Cost $46,929,874)			$46,983,952

U.S. Treasury Obligations – 10.9%

United States Treasury Bonds
$36,100,000	4.750%	03/31/11	$35,815,135
United States Treasury Inflation Protected Securities
5,822,379	1.875	07/15/15	5,589,076
10,110,605	2.000	01/15/16	9,774,508
United States Treasury Notes
3,100,000	4.500	02/15/16	2,960,016
United States Treasury Principal-Only STRIPS(d)
300,000	0.000	11/15/22	124,404
2,500,000	0.000	11/15/24	930,965
1,100,000	0.000	02/15/25	404,635
700,000	0.000	08/15/25	250,930
2,500,000	0.000	08/15/26	849,757

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $56,909,127)			$56,699,426

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 124.9%
(Cost $655,337,750)			$648,807,037

Repurchase Agreement(f) – 15.3%

Joint Repurchase Agreement Account II
$79,200,000	4.784%	05/01/06	$79,200,000
Maturity Value: $79,210,525
(Cost $79,200,000)

TOTAL INVESTMENTS – 140.2%
(Cost $734,537,750)			$728,007,037
Liabilities in Excess of Other Assets — (40.2)%			(208,735,781)

Net Assets — 100.0%			$519,271,256

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2006.

(b)	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

(c)	Securities are exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $773,729, which represents approximately 0.2% of net assets as of April 30, 2006.

(d)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities amounts to $194,338,676 which represents approximately 37.5% of net assets as of April 30, 2006.

(f)	Joint repurchase agreement was entered into on April 28, 2006. Additional information appears on page 75.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Statement of Investments (continued)

April 30, 2006 (Unaudited)

Investment Abbreviations:
CMBS	—	Commercial Mortgage Backed Securities
CMOs	—	Collateralized Mortgage Obligations
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2006, the following futures contacts were open as follows:

	Number of
	Contracts	Settlement	Market	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	110	June 2006	$26,072,750	$(27,549)
Eurodollars	10	September 2006	2,369,000	(10,659)
Eurodollars	24	December 2006	5,685,300	(46,855)
Eurodollars	(20)	March 2007	(4,739,500)	45,932
U.S. Treasury Bonds	48	June 2006	5,128,500	(205,822)
2 Year U.S. Treasury Notes	303	June 2006	61,731,516	(101,798)
5 Year U.S. Treasury Notes	(499)	June 2006	(51,973,969)	323,320
10 Year U.S. Treasury Notes	(163)	June 2006	(17,209,234)	155,253

			$27,064,363	$131,822

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At April 30, 2006, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

			Rate Type

	Notional		Payments	Payments
	Amount	Termination	received by	made by	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	Gain (Loss)

Banc of America Securities LLC(a)	$15,670	02/16/2009	3 month LIBOR	5.05%	$75,865
Banc of America Securities LLC(a)	17,930	02/17/2009	3 month LIBOR	5.10%	70,464
Banc of America Securities LLC	12,000	09/02/2010	4.31%	3 month LIBOR	(499,942)
Banc of America Securities LLC	15,000	10/06/2010	4.70%	3 month LIBOR	(399,444)
Banc of America Securities LLC	11,000	05/23/2012	4.37%	3 month LIBOR	(479,748)
Banc of America Securities LLC(a)	19,290	02/17/2014	5.14%	3 month LIBOR	(415,759)
Banc of America Securities LLC(a)	16,880	02/17/2014	5.10%	3 month LIBOR	(400,876)
Banc of America Securities LLC	10,000	03/07/2016	3 month LIBOR	5.18%	284,688
Banc of America Securities LLC	5,000	11/12/2019	5.07%	3 month LIBOR	203,114
Banc of America Securities LLC(a)	7,110	02/15/2022	3 month LIBOR	5.16%	376,241
Banc of America Securities LLC(a)	8,130	02/17/2022	3 month LIBOR	5.19%	406,795

TOTAL					$(778,602)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur in February 2007.

TOTAL RETURN SWAP CONTRACTS

				Upfront Payment
	Notional			made by
	Amount	Termination	Reference	the Fund	Unrealized
Swap Counterparty	(000s)	Date	Security	(000s)	Gain

Banc of America Securities LLC	$6,250	7/31/2006	Banc of America Securities LLC CMBS AAA 10 Yr Index	3 month LIBOR less 0.05%	$27,255
Banc of America Securities LLC	5,500	1/31/2007	Banc of America Securities LLC CMBS AAA 10 Yr Index	1 month LIBOR plus 0.05%	22,553

TOTAL					$49,808

LIBOR—London Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments

April 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds – 15.4%

Automotive – 0.2%
Ford Motor Credit Co.
$1,500,000	6.500%	01/25/07	$1,489,086
General Motors Acceptance Corp.
2,900,000	6.875	09/15/11	2,717,579

			4,206,665

Banks – 2.7%
ANZ Capital Trust I(a)(b)
3,500,000	5.360	12/15/13	3,323,593
Associates Corp. NA
2,000,000	8.550	07/15/09	2,174,542
Astoria Financial Corp.
4,600,000	5.750	10/15/12	4,499,386
Citigroup, Inc.
2,000,000	7.250	10/15/11	2,147,648
Commonwealth Bank of Australia(a)(b)(c)
2,875,000	6.024	03/15/16	2,803,044
Fleet Boston Financial Corp.
1,000,000	6.500	03/15/08	1,019,980
450,000	7.375	12/01/09	477,100
Greater Bay Bancorp Series D
2,900,000	5.125	04/15/10	2,826,839
GreenPoint Financial Corp.
2,400,000	3.200	06/06/08	2,292,974
HBOS Capital Funding LP(a)(b)(c)
4,325,000	6.071	06/30/14	4,275,950
Mizuho JGB Investment LLC(a)(b)(c)
1,600,000	9.870	06/30/08	1,730,808
MUFG Capital Finance 1 Ltd.(b)(c)
5,250,000	6.346	07/25/16	5,144,296
National Australia Bank Ltd.
2,000,000	8.600	05/19/10	2,217,822
Popular North America, Inc. Series E
4,500,000	6.125	10/15/06	4,514,301
Resona Bank Ltd.(a)(b)(c)
3,500,000	5.850	04/15/16	3,342,703
EUR2,675,000	4.125	04/15/16	3,255,186
Sovereign Bancorp, Inc.(c)
$700,000	5.130	08/25/06	700,421
Sovereign Bank
1,000,000	4.000	02/01/08	977,887
375,000	5.125	03/15/13	357,828
2,550,000	4.375 (c)	08/01/13	2,475,289
Union Planters Bank
75,000	5.125	06/15/07	74,774
Union Planters Corp.
150,000	7.750	03/01/11	163,420
Wachovia Capital Trust III(b)(c)
4,000,000	5.800	03/15/11	3,921,508
Wells Fargo Bank NA(c)
1,000,000	6.450	02/01/11	1,038,782

			55,756,081

Brokerage – 0.2%
Lehman Brothers Holdings E-Capital Trust I(a)(b)(c)
1,675,000	5.550	08/19/10	1,679,918
Morgan Stanley
3,000,000	5.050	01/21/11	2,928,075

			4,607,993

Captive Financial – 0.1%
Nelnet, Inc.
2,580,000	5.125	06/01/10	2,478,607

Chemicals – 0.0%
Lubrizol Corp.
875,000	7.250	06/15/25	911,900

Consumer Cyclical Services – 0.2%
Cendant Corp.
4,125,000	7.375	01/15/13	4,511,665

Diversified Manufacturing – 0.3%
Tyco International Group Participation Certificate(a)
3,525,000	4.436	06/15/07	3,467,377
Tyco International Group SA
2,000,000	5.800	08/01/06	2,001,820

			5,469,197

Electric – 1.2%
Calenergy, Inc.
1,500,000	7.630	10/15/07	1,543,624
2,210,000	7.520	09/15/08	2,309,381
CenterPoint Energy, Inc. Series B
550,000	7.250	09/01/10	578,319
FirstEnergy Corp. Series C
4,050,000	7.375	11/15/31	4,411,030
MidAmerican Energy Holdings Co.(a)
2,525,000	6.125	04/01/36	2,408,625
Nisource Finance Corp.(c)
5,000,000	5.344	11/23/09	5,016,740
Progress Energy, Inc.
3,025,000	7.750	03/01/31	3,428,345
TXU Corp.
1,000,000	6.500	11/15/24	910,442
TXU Corp. Series O
5,250,000	4.800	11/15/09	5,058,564

			25,665,070

Entertainment – 0.1%
Time Warner Entertainment Co.
2,175,000	8.375	03/15/23	2,443,805

Environmental – 0.1%
Waste Management, Inc.
2,000,000	7.375	08/01/10	2,117,028

Food & Beverage – 0.0%
Tyson Foods, Inc.
350,000	7.250	10/01/06	352,361

Gaming – 0.3%
Caesars Entertainment, Inc.
1,745,000	7.500	09/01/09	1,837,801

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal	Interest		Maturity
Amount*	Rate		Date	Value
Corporate Bonds – (continued)

Gaming – (continued)
Harrahs Operating Co., Inc.
$2,475,000	5.500%		07/01/10	$2,447,800
MGM Mirage, Inc.
850,000	8.500		09/15/10	905,250
Park Place Entertainment Corp.
950,000	8.500		11/15/06	964,786

				6,155,637

Home Construction – 0.2%
D. R. Horton, Inc.
3,425,000	6.875		05/01/13	3,488,431

Life Insurance – 0.7%
AmerUs Group Co.
4,025,000	5.950		08/15/15	3,895,030
Hartford Life, Inc.
200,000	7.100		06/15/07	203,525
Phoenix Life Insurance Co.(a)
2,075,000	7.150		12/15/34	2,037,604
Principal Financial Group Australia(a)
2,750,000	8.200		08/15/09	2,950,313
Reinsurance Group of America, Inc.
550,000	6.750		12/15/11	563,853
2,750,000	6.750	(b)(c)	12/15/15	2,571,670
ZFS Finance USA Trust I(a)(b)(c)
2,975,000	6.150		12/15/10	2,884,131

				15,106,126

Media — Cable – 0.8%
Comcast Cable Communications Holdings, Inc.
2,300,000	8.375		03/15/13	2,573,113
2,050,000	9.455		11/15/22	2,553,608
Comcast Cable Communications, Inc.
550,000	10.500		06/15/06	552,733
Cox Communications, Inc.
7,211,000	4.625		01/15/10	6,920,318
Cox Enterprises, Inc.(a)
2,825,000	4.375		05/01/08	2,744,530
Rogers Cable, Inc.
1,575,000	5.500		03/15/14	1,450,969

				16,795,271

Media — Non Cable – 0.7%
Clear Channel Communications, Inc.
5,325,000	8.000		11/01/08	5,589,158
850,000	6.875		06/15/18	819,924
1,875,000	7.250		10/15/27	1,822,392
News America, Inc.(a)
2,750,000	6.400		12/15/35	2,599,096
Viacom, Inc.(a)
1,975,000	5.750		04/30/11	1,961,290
1,825,000	6.875		04/30/36	1,798,574

				14,590,434

Noncaptive — Financial – 1.5%
American General Finance Corp.
2,000,000	6.100		05/22/06	2,001,100
250,000	5.750		03/15/07	250,984
200,000	2.750		06/15/08	189,505
Countrywide Financial Corp.(c)
3,775,000	5.720		04/01/11	3,776,219
GATX Financial Corp.
5,775,000	5.125		04/15/10	5,612,786
General Electric Capital Corp.
3,000,000	7.375		01/19/10	3,190,722
HSBC Finance Corp.
2,000,000	4.125		11/16/09	1,913,888
1,000,000	6.375		10/15/11	1,034,153
PHH Corp.
7,950,000	6.000		03/01/08	7,952,007
2,600,000	7.125		03/01/13	2,614,941
Wells Fargo Financial, Inc.
2,000,000	5.875		08/15/08	2,023,042

				30,559,347

Paper – 0.2%
Westvaco Corp.
2,325,000	8.200		01/15/30	2,545,652
675,000	7.950		02/15/31	727,262

				3,272,914

Pipelines – 0.8%
CenterPoint Energy Resources Corp. Series B
100,000	7.875		04/01/13	110,093
5,725,000	5.950		01/15/14	5,682,973
Energy Transfer Partners
5,850,000	5.650		08/01/12	5,717,960
2,775,000	5.950		02/01/15	2,707,351
Panhandle Eastern Pipeline
1,350,000	4.800		08/15/08	1,326,179

				15,544,556

Property/Casualty Insurance – 1.8%
ACE INA Holdings, Inc.
350,000	8.300		08/15/06	352,859
ACE Ltd.
6,575,000	6.000		04/01/07	6,604,824
AON Capital Trust A
1,852,000	8.205		01/01/27	2,049,201
Arch Capital Group Ltd.
3,200,000	7.350		05/01/34	3,326,906
Asif Global Financial XXIII(a)
1,875,000	3.900		10/22/08	1,811,282
CNA Financial Corp.
1,375,000	6.750		11/15/06	1,382,711
98,000	6.600		12/15/08	100,286
500,000	5.850		12/15/14	478,279
Endurance Specialty Holdings Ltd.
1,650,000	6.150		10/15/15	1,599,172
750,000	7.000		07/15/34	723,146

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)

April 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds – (continued)

Property/ Casualty Insurance – (continued)
Hartford Financial Services Group, Inc.
$2,000,000	7.900%	06/15/10	$2,163,368
Liberty Mutual Group(a)
3,700,000	7.000	03/15/34	3,553,590
550,000	6.500	03/15/35	493,048
QBE Insurance Group Ltd.(a)(c)
3,150,000	5.647	07/01/23	3,006,609
Royal & Sun Alliance Insurance Group PLC(b)(c)
GBP1,225,000	8.500	12/08/14	2,564,748
SAFECO Corp.
$5,000,000	6.875	07/15/07	5,037,950
Zurich Capital Trust I(a)
2,500,000	8.376	06/01/37	2,668,625

			37,916,604

Railroads – 0.1%
CSX Corp.
2,000,000	6.400	06/15/09	2,049,546

REIT – 0.6%
Brandywine Operating Partnership LP
3,740,000	4.500	11/01/09	3,567,699
EOP Operating LP
1,500,000	7.750	11/15/07	1,549,556
iStar Financial, Inc.
2,200,000	5.650	09/15/11	2,164,145
iStar Financial, Inc. Series B
3,275,000	5.700	03/01/14	3,165,651
Liberty Property LP
1,100,000	7.250	03/15/11	1,159,691
Simon Property Group LP
1,625,000	7.000	06/15/08	1,667,391

			13,274,133

Technology – 0.4%
Computer Associates, Inc.(a)
4,975,000	5.250	12/01/09	4,838,188
First Data Corp.
4,075,000	5.625	11/01/11	4,077,795

			8,915,983

Tobacco – 0.2%
Altria Group, Inc.
475,000	7.000	11/04/13	503,516
750,000	7.750	01/15/27	841,488
2,550,000	6.950	06/01/06	2,552,861

			3,897,865

Wireless Telecommunications – 0.5%
America Movil SA de CV
1,800,000	5.500	03/01/14	1,702,854
1,600,000	6.375	03/01/35	1,459,216
AT&T Wireless Services, Inc.
2,750,000	7.875	03/01/11	3,006,756
Intelsat
3,850,000	5.250	11/01/08	3,715,250

			9,884,076

Wirelines Telecommunications – 1.5%
Ameritech Capital Funding
775,000	6.250	05/18/09	783,961
Deutsche Telekom International Finance BV
4,075,000	8.250	06/15/30	4,833,278
France Telecom SA
5,750,000	7.750	03/01/11	6,255,367
Qwest Capital Funding, Inc.
1,250,000	7.750	08/15/06	1,248,438
500,000	7.900	08/15/10	513,750
SBC Communications, Inc.
2,725,000	4.125	09/15/09	2,604,632
1,000,000	5.875	02/01/12	1,000,368
Sprint Capital Corp.
300,000	6.000	01/15/07	301,171
3,100,000	7.625	01/30/11	3,343,648
3,850,000	6.875	11/15/28	3,970,918
Telecom Italia Capital
1,025,000	4.000	01/15/10	965,188
2,625,000	4.950	09/30/14	2,402,830
Telecomunicaciones de Puerto Rico, Inc.
1,250,000	6.800	05/15/09	1,278,050
TPSA Finance BV(a)
2,200,000	7.750	12/10/08	2,311,122

			31,812,721

TOTAL CORPORATE BONDS
(Cost $327,220,825)			$321,784,016

Emerging Market Debt – 0.4%

State of Qatar
$5,060,000	9.750%	06/15/30	$7,210,500
(Cost $7,477,603)

Mortgage-Backed Obligations – 47.4%

Adjustable Rate FNMA(c) – 0.6%
$93,636	4.490%	03/01/33	$93,263
11,624,768	3.854	10/01/33	11,411,941

			11,505,204

Adjustable Rate Non-Agency(c) – 21.6%
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-5, Class 1A1
372,237	4.646	08/25/33	373,557
Bear Stearns Alternative-A Trust Series 2005-8, Class 11A1
4,687,695	5.229	10/25/35	4,702,889

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

Adjustable Rate Non-Agency(c) – (continued)
Countrywide Alternative Loan Trust Series 2005-51, Class 1A1
$10,204,232	5.243%	11/20/35	$10,254,021
Countrywide Alternative Loan Trust Series 2005-51, Class 2A1
13,841,393	5.223	11/20/35	13,893,555
Countrywide Alternative Loan Trust Series 2005-51, Class 4A1
11,637,396	5.243	11/20/35	11,691,642
Countrywide Alternative Loan Trust Series 2005-59, Class 1A1
11,758,786	5.253	11/20/35	11,829,777
Countrywide Alternative Loan Trust Series 2005-59, Class 1A2A
9,798,988	5.303	11/20/35	9,832,336
Countrywide Alternative Loan Trust Series 2005-62, Class 1A1
16,633,319	5.259	12/25/35	16,707,511
Countrywide Home Loan Mortgage Pass Through Trust Series 2006-3, Class 1A1
9,445,145	5.199	03/25/36	9,449,366
Countrywide Home Loans Series 2003-37, Class 1A1
273,621	3.896	08/25/33	276,769
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
238,290	5.100	03/25/33	236,731
Downey Savings & Loan Association Mortgage Loan Trust Series 2005-AR6, Class 2A1A
13,915,100	5.200	10/19/45	13,967,895
Harborview Mortgage Loan Trust Series 2005-10, Class 2A1A
20,303,341	5.220	11/19/35	20,356,288
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
4,991,549	5.150	01/19/36	5,003,986
Harborview Mortgage Loan Trust Series 2005-16, Class 3A1A
21,810,229	5.160	01/19/36	21,794,285
Indymac Index Mortgage Loan Trust Series 2006-AR2, Class 1A1A
12,856,839	5.179	04/25/46	12,856,839
Indymac Index Mortgage Loan Trust Series 2006-AR4, Class A1A
14,956,772	5.169	05/25/46	14,956,772
Lehman XS Trust Series 2005-5N, Class 3A1A
16,483,518	5.259	11/25/35	16,496,831
Lehman XS Trust Series 2005-9N, Class 1A1
15,725,969	5.229	02/25/36	15,743,110
Luminent Mortgage Trust Series 2006-2, Class A1A
14,844,012	5.159	02/25/46	14,879,407
Luminent Mortgage Trust Series 2006-2, Class A1B
2,968,803	5.239	02/25/46	2,971,093
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1
1,446,827	5.339	11/25/34	1,451,922
MLCC Mortgage Investors, Inc. Series 2004-E, Class A2B
9,633,839	5.439	11/25/29	9,635,847
Mortgage IT Trust Series 2005-AR1, Class 1A1
16,361,954	5.209	11/25/35	16,407,449
Sequoia Mortgage Trust Series 2003-4, Class 1A2
5,860,122	5.050	07/20/33	5,866,089
Structured Asset Mortgage Investments, Inc. Series 2006-AR1, Class 3A1
19,860,167	5.189	02/25/36	19,953,261
Structured Asset Mortgage Investments, Inc. Series 2006-AR2, Class A1
13,715,297	5.189	02/25/36	13,726,012
Structured Asset Securities Corp. Series 2003-37A, Class 3A7
6,012,310	4.520	12/25/33	5,945,461
Washington Mutual Series 2002-AR19, Class A7
1,070,736	4.679	02/25/33	1,056,909
Washington Mutual Series 2005-AR8, Class 2A1A
23,598,155	5.249	07/25/45	23,670,129
Washington Mutual Series 2005-AR11, Class A1A
14,260,134	5.279	08/25/45	14,296,850
Washington Mutual Series 2005-AR13, Class A1A1
23,031,011	5.249	10/25/45	23,161,187
Washington Mutual Series 2005-AR15, Class A1A1
22,092,830	5.219	11/25/45	22,144,702
Washington Mutual Series 2005-AR17, Class A1A1
17,328,449	5.229	12/25/45	17,333,820
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
16,664,327	4.978	10/25/35	16,580,344
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR2, Class 2A3
29,459,099	5.094	03/25/36	29,061,905

			448,566,547

CMBS – 6.7%
Interest Only(a)(c)(d) – 0.1%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2001-TOP2, Class X2
38,000,000	1.070	02/15/35	835,905
CS First Boston Mortgage Securities Corp. Series 2002-CKS4, Class ASP
26,177,440	1.590	11/15/36	1,214,165

			2,050,070

Sequential Fixed Rate – 6.6%
Asset Securitization Corp. Series 1997-D4, Class A1D
767,454	7.490	04/14/29	779,490
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4
20,000,000	5.182	09/10/47	19,312,896
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-C02, Class A4
15,000,000	5.545	01/15/46	14,637,370
Commercial Mortgage Acceptance Corp. Series 1997-ML1, Class A3
2,800,000	6.570	12/15/30	2,822,077
CS First Boston Mortgage Securities Corp. Series 1997-C2, Class A3
9,956,449	6.550	01/17/35	10,101,466
First Union National Bank Commercial Mortgage Trust Series 2000-C2, Class A2
17,000,000	7.202	10/15/32	18,014,767

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)

April 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

Sequential Fixed Rate – (continued)
First Union-Lehman Brothers Commercial Mortgage Services Series 1997-C1, Class A3
$1,727,400	7.380%	04/18/29	$1,740,637
GMAC Commercial Mortgage Securities Inc. Series 2002-C1, Class A2
15,000,000	6.278	11/15/39	15,475,745
LB-UBS Commercial Mortgage Trust Series 2005-C5, Class A4
9,000,000	4.954	09/15/30	8,537,519
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class A4
10,175,000	5.197	11/15/30	9,812,023
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
12,000,000	5.156	02/15/31	11,457,192
Merrill Lynch Mortgage Investors, Inc. Series 1998-C2, Class A2
1,730,696	6.390	02/15/30	1,751,294
Merrill Lynch Mortgage Investors, Inc. Series 1999-C1, Class A2
4,315,269	7.560	11/15/31	4,515,356
Morgan Stanley Capital I Series 2006-T21, Class A4
19,000,000	5.162	10/12/52	18,204,468

			137,162,300

TOTAL CMBS			$139,212,370

CMOs – 0.8%
Interest Only(d) – 0.1%
ABN AMRO Mortgage Corp. Series 2003-5, Class A2
2,797,793	5.500	04/25/33	306,872
Countrywide Home Loan Trust Series 2003-42, Class 2X1(c)
3,514,218	0.370	10/25/33	21,872
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X(c)
2,323,207	0.000	11/25/32	1,394
CS First Boston Mortgage Securities Corp. Series 2003-08, Class 3A2
564,856	5.500	04/25/33	47,942
CS First Boston Mortgage Securities Corp. Series 2003-10, Class 3A13
508,552	5.750	05/25/33	26,694
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
398,976	5.500	06/25/33	26,288
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(c)
3,726,763	0.782	07/25/33	34,653
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(c)
4,222,885	0.605	08/25/33	35,274
FNMA Series 1992-24, Class N
312	789.000	03/25/07	1,124
FNMA Series 1993-11, Class M
7,871	7.500	02/25/08	45
FNMA Series 2004-47, Class EI(c)
7,621,074	0.000	06/25/34	357,238
FNMA Series 2004-62, Class DI(c)
3,351,230	0.000	07/25/33	168,609
FNMA Series 2004-71, Class DI(c)
6,772,277	0.000	04/25/34	355,544
Washington Mutual Series 2003-AR04, Class X1(c)
5,653,597	1.181	01/25/08	83,998
Washington Mutual Series 2003-AR05, Class X1(c)
16,303,530	0.756	02/25/08	169,033
Washington Mutual Series 2003-AR06, Class X2(c)
12,401,923	0.371	05/25/08	64,557
Washington Mutual Series 2003-AR07, Class X(c)
20,108,215	0.943	06/25/08	265,925
Washington Mutual Series 2003-AR12, Class X(c)
14,143,399	0.489	02/25/34	113,997
Wells Fargo Mortgage Backed Securities Trust Series 2003-G, Class AI0(c)
14,164,951	0.762	06/25/33	356,009

			2,437,068

Inverse Floaters(c) – 0.2%
FHLMC Series 1544, Class M
64,386	10.712	07/15/08	66,267
FNMA Series 1993-072, Class SA
25,797	11.311	05/25/08	27,079
FNMA Series 1993-093, Class SA
38,879	13.848	05/25/08	41,283
FNMA Series 1993-095, Class SE
38,314	14.528	06/25/08	41,305
FNMA Series 1993-135, Class S
66,436	7.429	07/25/08	67,734
FNMA Series 1993-175, Class SA
294,520	11.938	09/25/08	308,878
GNMA Series 2001-48, Class SA
254,682	10.530	10/16/31	274,033
GNMA Series 2001-51, Class SA
490,531	11.223	10/16/31	536,100
GNMA Series 2001-51, Class SB
506,938	10.530	10/16/31	547,156
GNMA Series 2001-59, Class SA
88,270	10.368	11/16/24	94,864
GNMA Series 2002-11, Class SA
258,707	14.653	02/16/32	307,092
GNMA Series 2002-13, Class SB
605,282	14.653	02/16/32	718,409
Morgan Stanley Mortgage Trust Series 40, Class 16
834,940	9.280	01/20/22	838,826

			3,869,026

PAC – 0.0%
FNMA Series 1999-51, Class LG
442,651	6.500	12/25/28	443,476

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal	Interest		Maturity
Amount*	Rate		Date	Value
Mortgage-Backed Obligations – (continued)

Regular Floater(c) – 0.0%
FHLMC Series 1537, Class F
$219,202	4.604%		06/15/08	$218,414
FNMA REMIC Trust Series 1993-175, Class FA
636,163	4.040		09/25/08	627,619

				846,033

Sequential Fixed Rate – 0.5%
FHLMC Series 2367, Class BC
1,140,935	6.000		04/15/16	1,141,749
FNMA REMIC Trust Series 1993-78, Class H
657,574	6.500		06/25/08	661,496
FNMA Series 1993-201, Class K
315,546	6.500		01/25/23	314,536
FNMA Series 1999-1, Class PG
1,813,459	6.500		04/25/28	1,814,163
FNMA Series 2001-M2, Class C
5,511,300	6.300		09/25/15	5,602,973

				9,534,917

TOTAL CMOS				$17,130,520

FHLMC – 2.8%
370,935	5.000		12/01/12	366,544
34,304	5.500		07/01/13	34,082
258,412	5.500		12/01/13	256,737
3,013,398	6.500		12/01/13	3,065,750
87,066	5.500		02/01/14	86,502
31,499	5.500		06/01/14	31,294
81,023	5.500		09/01/14	80,497
4,856	7.000		10/01/14	4,967
1,765,961	6.000		12/01/14	1,776,226
45,996	7.000		05/01/15	47,041
132,899	8.000		07/01/15	140,451
20,052	7.000		02/01/16	20,623
38,078	7.000		03/01/16	39,172
956,526	7.500		05/01/16	1,000,020
4,171	7.000		10/01/17	4,304
570,850	4.500		04/01/18	544,279
527,481	4.500		06/01/18	502,928
1,093,304	4.500		08/01/18	1,042,475
1,390,954	4.500		01/01/19	1,326,208
8,106,999	4.500		02/01/19	7,730,097
2,141,662	5.500		05/01/23	2,099,702
1,273,282	5.500		06/01/23	1,248,335
1,346,060	5.500		07/01/23	1,319,687
3,880,387	4.500		10/01/23	3,621,837
607,461	5.500		10/01/25	594,478
1,090,532	5.500		11/01/25	1,067,225
96,340	7.000		06/01/26	99,106
63,901	7.500		03/01/27	66,495
18,375	6.500		06/01/29	18,747
2,816,534	6.500		12/01/29	2,876,053
82,423	7.500		12/01/30	85,637
59,681	7.500		01/01/31	62,007
92,483	6.500		03/01/32	94,238
23,527	6.500		04/01/32	23,974
239,807	6.500		07/01/32	244,358
369,797	6.500		06/01/33	375,886
1,697,932	6.500		08/01/33	1,730,151
601,559	6.500		10/01/33	611,463
1,254,300	6.500		11/01/33	1,274,953
16,082,115	6.500		12/01/33	16,346,911
553,071	6.500		01/01/34	562,177
505,769	6.500		03/01/34	514,097
5,000,000	5.000	(e)	TBA-15yr	4,859,375

				57,897,089

FNMA – 14.3%
1,280,974	7.040		08/01/15	1,387,635
400,812	8.500		10/01/15	424,311
16,896	7.000		01/01/16	17,265
850,626	6.000		12/01/16	861,057
10,376,470	5.000		10/01/17	10,125,793
64,856,206	5.000		12/01/17	63,289,393
1,875,353	5.000		01/01/18	1,830,048
5,470,196	5.000		02/01/18	5,336,711
1,952,775	5.000		04/01/18	1,905,123
981,511	5.000		05/01/18	957,560
993,953	4.500		07/01/18	948,565
103,844	6.000		08/01/18	103,991
3,321,743	5.000		11/01/18	3,240,685
3,543,440	5.000		04/01/19	3,456,972
970,138	5.000		12/01/19	946,464
12,561,834	4.500		09/01/23	11,743,773
2,035,128	4.500		10/01/23	1,889,197
2,827,100	6.460		12/01/28	2,735,357
12,148	7.500		03/01/29	12,637
12,435	7.500		08/01/29	12,935
4,356	7.500		11/01/29	4,531
64,799	6.500		12/01/30	66,047
107,397	7.500		12/01/30	111,260
155,344	8.000		01/01/31	164,216
106,283	8.000		02/01/31	112,730
1,169,631	7.000		03/01/31	1,204,062
20,546	6.500		09/01/33	20,889
159,000,000	5.000	(e)	TBA-15yr	154,776,642
31,000,000	4.500	(e)	TBA-15yr	29,508,125

				297,193,974

Principal Only(f) – 0.6%
FHLMC Series 235, Class PO
9,391,214	0.000		02/01/36	6,488,742
FNMA Series 363, Class 1
9,662,459	0.000		11/01/35	6,740,536

				13,229,278

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $993,018,327)				$984,734,982

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)

April 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Agency Debentures – 10.9%

FFCB
$2,000,000	3.625%	01/04/08	$1,951,152
9,000,000	4.830	12/22/14	8,678,952
FHLB
10,000,000	2.750	05/15/06	9,990,390
37,000,000	4.770 (c)	12/13/06	36,994,746
1,500,000	5.800	09/02/08	1,519,744
5,000,000	5.375 (g)	05/15/09	5,023,668
10,000,000	6.715	06/29/09	10,468,010
10,000,000	6.500	08/14/09	10,376,771
2,500,000	4.000	02/15/11	2,365,973
9,595,000	4.250	11/15/11	9,113,792
17,360,000	4.500	09/14/12	16,582,428
FHLMC
40,000,000	4.480	09/19/08	39,357,908
FNMA
10,000,000	3.010	06/02/06	9,981,020
16,000,000	3.250	06/28/06	15,950,560
15,000,000	3.550	01/12/07	14,829,330
19,000,000	6.160	12/18/07	19,294,576
1,000,000	5.250	01/15/09	1,003,009
13,000,000	4.750	02/21/13	12,444,160

TOTAL AGENCY DEBENTURES
(Cost $229,850,916)			$225,926,189

Asset-Backed Securities – 7.2%

Credit Card – 0.2%
MBNA Master Credit Card Trust II Series 1999-J, Class A
$3,000,000	7.000%	02/15/12	$3,166,289

Financials – 0.1%
Small Business Administration
987,611	6.300	06/01/18	1,008,865

Home Equity(c) – 6.5%
Aames Mortgage Trust Series 2000-2, Class A6F
333,573	7.180	11/25/28	335,091
Amortizing Residential Collateral Trust Series 2002-BC1M, Class A
1,658,352	5.239	01/01/32	1,655,761
ContiMortgage Home Equity Loan Trust Series 1999-1, Class A7
52,173	6.970	12/25/13	51,880
Countrywide Asset-Backed Certificates Series 2004-BC5, Class A2
9,244,705	5.229	10/25/34	9,262,435
Countrywide Home Equity Loan Trust Series 2002-E, Class A
3,714,174	5.161	10/15/28	3,722,561
Countrywide Home Equity Loan Trust Series 2003-A, Class A
11,442,492	5.251	03/15/29	11,474,092
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A
3,687,276	5.121	12/15/29	3,697,337
Countrywide Home Equity Loan Trust Series 2004-S, Class 1A
9,621,278	5.141	02/15/30	9,634,291
Countrywide Home Equity Loan Trust Series 2005-I, Class 2A
16,122,043	5.131	02/15/36	16,137,157
First Franklin Mortgage Loan Asset Backed Certificates Series 2004-FF11, Class 2A2
10,428,697	5.239	01/25/35	10,453,142
FNMA Series 2005-T2, Class 1A1
3,603,410	4.667	11/28/35	3,602,708
Impac CMB Trust Series 2004-8, Class 1A
4,122,365	5.319	10/25/34	4,141,209
Impac CMB Trust Series 2004-10, Class 2A
8,436,905	5.279	03/25/35	8,467,588
Impac CMB Trust Series 2005-6, Class 1A1
16,454,122	5.209	10/25/35	16,468,150
Impac Secured Assets Corp. Series 2005-2, Class A1W
15,351,684	5.209	03/25/36	15,373,180
Morgan Stanley ABS Capital I Series 2004-HE1, Class A4
14,746,088	5.329	01/25/34	14,748,321
Popular ABS Mortgage Pass-Through Trust Series 2004-5, Class AV2
3,257,719	5.299	12/25/34	3,269,427
Residential Asset Securities Corp. Series 2004-KS1, Class A2B2
2,057,119	5.239	02/25/34	2,057,825

			134,552,155

Manufactured Housing – 0.1%
Mid-State Trust Series 4, Class A
2,182,258	8.330	04/01/30	2,300,307

Utilities – 0.3%
Massachusetts RRB Special Purpose Trust Series 1999-1, Class A5
6,150,000	7.030	03/15/12	6,434,767

TOTAL ASSET-BACKED SECURITIES
(Cost $147,415,792)			$147,462,383

U.S. Treasury Obligations – 21.4%

United States Treasury Bonds
$95,000,000	4.625%	02/29/08	$94,569,555
47,700,000	4.500	02/15/09	47,230,441
51,500,000	4.750	03/31/11	51,093,613
1,900,000	7.125	02/15/23	2,280,133
United States Treasury Inflation Protected Securities
24,208,839	1.875	07/15/15	23,238,791
39,641,580	2.000	01/15/16	38,323,815
United States Treasury Notes
150,000	7.000	07/15/06	150,609
1,000,000	6.625	05/15/07	1,016,920
2,500,000	6.125	08/15/07	2,537,305
72,200,000	4.375	12/31/07	71,599,296
20,000,000	4.375	01/31/08	19,827,340
2,000,000	5.625	05/15/08	2,028,740
1,000,000	6.500	02/15/10	1,054,670
8,100,000	4.500	02/15/16	7,746,889

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal	Interest	Maturity
Amount*	Rate	Date	Value
U.S. Treasury Obligations – (continued)

United States Treasury Principal-Only STRIPS(f)
$560,000	0.000%	05/15/18	$298,861
16,700,000	0.000 (g)	02/15/19	8,532,531
38,200,000	0.000	05/15/20	18,155,314
1,800,000	0.000	08/15/20	842,992
82,900,000	0.000	11/15/21	36,245,538
3,250,000	0.000	11/15/22	1,347,710
13,000,000	0.000	11/15/24	4,844,970
32,800,000	0.000	02/15/25	12,065,480

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $454,949,977)			$445,031,513

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT – 102.7%
(Cost $2,159,933,440)			$2,132,149,583

Repurchase Agreement(h) – 3.9%

Joint Repurchase Agreement Account II
$80,700,000	4.784%	05/01/06	$80,700,000
Maturity Value: $80,732,172
(Cost $80,700,000)

TOTAL INVESTMENTS – 106.6%
(Cost $2,240,633,440)			$2,212,849,583
Liabilities in Excess of Other Assets — (6.6)%			(137,103,344)

Net Assets — 100.0%			$2,075,746,239

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	The principal amount of each security is stated in the currency in which the bond is denominated. See below.

Currency Description

EUR	=	Euro
GBP	=	British Pound

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $63,995,276, which represents approximately 3.1% of net assets as of April 30, 2006.

(b)	Perpetual maturity. Maturity date presented represents the next call date.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2006.

(d)	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities amounts to $189,144,142 which represents approximately 9.1% of net assets as of April 30, 2006.

(f)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

(h)	Joint repurchase agreement was entered into on April 28, 2006. Additional information appears on page 75.

Investment Abbreviations:
CMBS	—	Commercial Mortgage Backed Securities
CMOs	—	Collateralized Mortgage Obligations
FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
PAC	—	Planned Amortization Class
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)

April 30, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY CONTRACTS — At April 30, 2006, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies as follows:

Open Forward Foreign Currency	Expiration	Value on		Unrealized
Purchase Contracts	Date	Settlement Date	Current Value	Gain

Australian Dollar	06/21/2006	$29,113,482	$30,130,049	$1,016,567
British Pound	06/21/2006	25,287,000	26,325,097	1,038,097
Canadian Dollar	06/21/2006	57,237,000	58,801,341	1,564,341
Euro	06/21/2006	37,518,000	38,786,573	1,268,573
Norwegian Krone	06/21/2006	43,173,189	46,291,638	3,118,449
Swedish Krona	06/21/2006	19,637,229	20,507,168	869,939
Swiss Franc	06/21/2006	35,600,725	36,648,778	1,048,053

TOTAL OPEN FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS		$247,566,625	$257,490,644	$9,924,019

Open Forward Foreign Currency	Expiration	Value on		Unrealized
Sale Contracts	Date	Settlement Date	Current Value	Loss

Australian Dollar	06/21/2006	$31,469,000	$32,921,629	$(1,452,629)
British Pound	05/15/2006	2,481,091	2,600,141	(119,050)
	06/21/2006	66,014,156	68,781,619	(2,767,463)
Canadian Dollar	06/21/2006	36,781,419	38,066,667	(1,285,248)
Euro	05/24/2006	4,051,040	4,121,999	(70,959)
	06/21/2006	55,735,688	58,004,056	(2,268,368)
Japanese Yen	06/21/2006	5,752,771	5,926,010	(173,239)
New Zealand Dollar	06/21/2006	25,390,341	26,519,137	(1,128,796)
Norwegian Krone	06/21/2006	12,635,000	13,379,883	(744,883)
Swedish Krona	06/21/2006	18,711,000	19,781,279	(1,070,279)
Swiss Franc	06/21/2006	12,474,000	13,100,835	(626,835)

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS		$271,495,506	$283,203,255	$(11,707,749)

FUTURES CONTRACTS — At April 30, 2006, the following futures contacts were open as follows:

	Number of
	Contracts	Settlement		Unrealized
Type	Long (Short)	Month	Market Value	Gain (Loss)

Eurodollars	413	June 2006	$97,891,325	$(25,142)
Eurodollars	237	September 2006	56,145,300	(235,676)
Eurodollars	250	December 2006	59,221,875	(345,017)
Eurodollars	13	March 2007	3,080,675	(16,294)
Eurodollars	203	June 2007	48,116,075	(232,413)
Eurodollars	163	September 2007	38,637,113	(136,004)
U.S. Treasury Bonds	868	June 2006	92,740,375	(4,941,806)
2 Year U.S. Treasury Notes	1,297	June 2006	264,243,486	(508,512)
5 Year U.S. Treasury Notes	(1,132)	June 2006	(117,904,875)	73,422
10 Year U.S. Treasury Notes	156	June 2006	16,470,188	(63,812)

			$558,641,537	$(6,431,254)

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At April 30, 2006, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

			Rate Type

	Notional		Payments	Payments
	Amount	Termination	received by	made by	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	Gain (Loss)

Banc of America Securities LLC	$60,000	12/27/2006	3.43%	3 month LIBOR	$(303,329)
Banc of America Securities LLC	100,000	10/14/2008	3.51%	3 month LIBOR	(4,130,212)
Banc of America Securities LLC(a)	110,940	02/17/2009	3 month LIBOR	5.05%	537,106
Banc of America Securities LLC(a)	127,180	02/17/2009	3 month LIBOR	5.10%	499,812
Banc of America Securities LLC	80,000	09/02/2010	4.31%	3 month LIBOR	(3,332,947)
Banc of America Securities LLC	65,000	10/06/2010	4.70%	3 month LIBOR	(1,730,924)
Banc of America Securities LLC	65,000	04/19/2012	4.55%	3 month LIBOR	(2,944,433)
Banc of America Securities LLC(a)	119,460	02/18/2014	5.10%	3 month LIBOR	(2,837,004)
Banc of America Securities LLC(a)	136,790	02/18/2014	5.14%	3 month LIBOR	(2,948,244)
Banc of America Securities LLC	11,000	05/26/2015	4.53%	3 month LIBOR	(665,409)
Banc of America Securities LLC	25,000	10/19/2015	4.97%	3 month LIBOR	(1,076,218)
Banc of America Securities LLC	20,000	11/12/2019	3 month LIBOR	5.07%	812,458
Banc of America Securities LLC	80,000	03/23/2020	3 month LIBOR	5.11%	4,124,449
Banc of America Securities LLC(a)	50,360	02/15/2022	3 month LIBOR	5.16%	2,664,905
Banc of America Securities LLC(a)	57,620	02/17/2022	3 month LIBOR	5.19%	2,883,089
Banc of America Securities LLC	9,000	03/30/2035	5.32%	3 month LIBOR	(504,309)
Banc of America Securities LLC	10,000	04/09/2035	5.27%	3 month LIBOR	(639,851)

					$(9,591,061)

(a)	Represents forward starting interest rate swap whose effective dates of commencement of accruals and cash flows occur in February 2007.

LIBOR—London Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)

April 30, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CREDIT DEFAULT SWAP CONTRACTS

		Notional	Rate
		Amount	Paid by	Termination	Unrealized
Referenced Obligation	Swap Counterparty	(000s)	the Fund	Date	Gain (Loss)

Protection Purchased:
Cendant Corp.,	Banc of America Securities LLC	$975	1.08%	12/20/2010	$(27,084)
7.375%, 01/15/2013
Cendant Corp., 7.375%, 01/15/2013	Salomon Smith Barney, Inc.	1,825	1.22%	12/20/2010	(54,747)
7.375%, 01/15/2013		975	1.05%	12/20/2010	(25,846)
7.375%, 01/15/2013		900	1.13%	12/20/2010	(26,904)
First Data Corp., 5.625%, 11/01/2011	J.P. Morgan Securities, Inc.	2,800	0.50%	03/01/2011	(47,090)
5.625%, 11/01/2011		1,525	0.25%	06/20/2011	7,241
iBoxx Core Investment Grade Bond Trust	Salomon Smith Barney, Inc.	169,000	0.45%	12/20/2010	(867,313)
PHH Corp.
7.125%, 03/01/2013	Bear Stearns & Co.	2,600	1.15%	06/20/2013	(17,678)

TOTAL					$(1,059,421)

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Statement of Investments

April 30, 2006 (Unaudited)

Principal	Interest		Maturity
Amount*	Rate		Date	Value
Corporate Bonds – 96.0%

Aerospace/Defense(a) – 0.2%
Bombardier Capital, Inc.
$450,000	6.125%		06/29/06	$451,125

Automotive – 1.6%
DaimlerChrysler NA Holding Corp.
380,000	5.360	(b)	09/10/07	381,048
400,000	8.500		01/18/31	463,692
Ford Motor Credit Co.
1,700,000	5.700		01/15/10	1,489,123
General Motors Acceptance Corp.
1,275,000	6.875		09/15/11	1,194,797

				3,528,660

Banks – 22.1%
Abbey National PLC(b)(c)
2,500,000	7.350		10/15/06	2,526,023
ANZ Capital Trust I(a)(c)
325,000	4.484		01/15/10	310,185
800,000	5.360		12/15/13	759,678
Astoria Financial Corp.
225,000	5.750		10/15/12	220,079
Banca Popolare di Bergamo Capital Trust(b)(c)
EUR475,000	8.364		02/15/11	696,940
Bank of America Corp.
$2,000,000	7.400		01/15/11	2,151,298
Bank United Corp.
250,000	8.875		05/01/07	256,408
Citigroup, Inc.
589,000	7.250		10/15/11	632,482
Commonwealth Bank of Australia(a)(b)(c)
1,325,000	6.024		03/15/16	1,291,838
Credit Suisse (USA), Inc.
1,000,000	5.250		03/02/11	985,689
Credit Suisse First Boston London(a)(b)(c)
1,625,000	7.900		05/01/07	1,660,974
Danske Bank A/S(a)(b)
300,000	7.400		06/15/10	307,265
Firstar Capital Trust I
2,500,000	8.320		12/15/26	2,642,263
ForeningSparbanken AB (Swedbank)(a)(b)(c)
500,000	7.500		11/01/06	505,385
Greater Bay Bancorp Series D
2,700,000	5.125		04/15/10	2,631,884
GreenPoint Financial Corp.
600,000	3.200		06/06/08	573,244
HBOS PLC(a)(b)(c)
1,750,000	5.375		11/01/13	1,668,569
HSBC Capital Funding LP(a)(b)(c)
1,050,000	4.610		06/27/13	957,503
HSBC USA, Inc.
250,000	6.625		03/01/09	260,618
Huntington National Bank
1,000,000	8.000		04/01/10	1,078,856
J.P. Morgan Chase & Co.
550,000	6.625		03/15/12	573,228
850,000	5.150		10/01/15	804,165
Key Bank N.A.
1,000,000	6.500		10/15/27	1,020,780
Manufacturers & Traders Trust Co.(b)
1,495,000	5.585		12/28/20	1,453,595
Mizuho JGB Investment LLC(a)(b)(c)
1,275,000	9.870		06/30/08	1,379,238
MUFG Capital Finance 1 Ltd.(b)(c)
2,400,000	6.346		07/25/16	2,351,678
Nordbanken AB(a)(b)(c)
2,380,000	8.950		11/12/09	2,615,696
North Fork Bancorp.(b)
1,350,000	5.000		08/15/12	1,340,316
PNC Funding Corp.
600,000	7.500		11/01/09	637,183
Popular North America, Inc.
1,795,000	4.250		04/01/08	1,753,665
RBS Capital Trust II(b)(c)
1,000,000	5.512		09/30/14	954,404
Resona Bank Ltd.(a)(b)(c)
EUR925,000	4.125		09/27/12	1,125,625
$1,475,000	5.850		09/29/49	1,408,711
Resona Preferred Global Securities Ltd.(a)(b)(c)
2,000,000	7.191		07/30/15	2,056,184
Royal Bank of Scotland Group PLC(c)
400,000	9.118		03/31/10	445,902
Sovereign Bank
1,000,000	4.000		02/01/08	977,887
455,000	4.375	(b)	08/01/13	441,669
300,000	5.125		03/15/13	286,262
Tokai Preferred Capital Co. LLC(a)(b)(c)
650,000	9.980		06/30/08	704,300
Unicredito Italiano Capital Trust(a)(b)(c)
500,000	9.200		10/05/10	563,739
Wachovia Capital Trust III(b)(c)
1,825,000	5.800		03/15/11	1,789,188
Washington Mutual, Inc.
1,000,000	5.000		03/22/12	961,776

				47,762,372

Brokerage – 2.2%
Lehman Brothers Holdings E-Capital Trust I(a)(b)(c)
675,000	5.550		08/19/10	676,982
Lehman Brothers Holdings, Inc.
1,500,000	5.000		01/14/11	1,465,683
Morgan Stanley
2,200,000	5.050		01/21/11	2,147,255
550,000	5.300		03/01/13	533,259

				4,823,179

Captive Financial – 0.2%
Nelnet, Inc.
420,000	5.125		06/01/10	403,494

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Statement of Investments (continued)

April 30, 2006 (Unaudited)

Principal	Interest		Maturity
Amount*	Rate		Date	Value
Corporate Bonds – (continued)

Consumer Cyclical Services – 2.1%
Cendant Corp.
$250,000	6.250%		01/15/08	$253,273
1,700,000	7.375		01/15/13	1,859,353
Sabre Holdings Corp.
2,550,000	6.350		03/15/16	2,450,530

				4,563,156

Consumer Products(c) – 0.3%
Fortune Brands, Inc.
800,000	5.875		01/15/36	721,930

Diversified Manufacturing – 1.7%
Tyco International Group Participation Certificate(a)
2,350,000	4.436		06/15/07	2,311,584
Tyco International Group SA
1,300,000	6.750		02/15/11	1,352,445

				3,664,029

Electric – 6.3%
Calenergy, Inc.
1,575,000	7.630		10/15/07	1,620,805
280,000	7.520		09/15/08	292,591
Centerpoint Energy, Inc.
2,100,000	5.875		06/01/08	2,109,845
CenterPoint Energy, Inc. Series B
350,000	7.250		09/01/10	368,021
Columbus Southern Power Co. Series F
1,000,000	5.850		10/01/35	913,348
FirstEnergy Corp. Series C
2,220,000	7.375		11/15/31	2,417,898
MidAmerican Energy Holdings Co.(a)
1,150,000	6.125		04/01/36	1,096,998
Nisource Finance Corp.(b)
500,000	5.344		11/23/09	501,674
Progress Energy, Inc.
2,175,000	5.625		01/15/16	2,101,668
1,000,000	7.000		10/30/31	1,047,114
TXU Corp. Series O
1,225,000	4.800		11/15/09	1,180,331

				13,650,293

Entertainment – 0.8%
Time Warner Entertainment Co.
1,290,000	8.375		03/15/23	1,449,429
Time Warner Entertainment Co. LP
325,000	7.250		09/01/08	336,194

				1,785,623

Environmental – 0.7%
Waste Management, Inc.
1,385,000	7.375		08/01/10	1,466,042

Food & Beverage – 1.3%
ConAgra Foods, Inc.
1,275,000	7.000		10/01/28	1,286,420
Nabisco, Inc.
929,000	7.050		07/15/07	946,669
Tyson Foods, Inc.
645,000	7.250		10/01/06	649,351

				2,882,440

Food & Drug Retailing(c) – 0.1%
Kroger Co.
250,000	7.450		03/01/08	258,235

Gaming – 0.7%
Harrahs Operating Co., Inc.
1,425,000	7.500		01/15/09	1,487,622

Home Construction – 0.4%
D. R. Horton, Inc.
825,000	6.875		05/01/13	840,279

Life Insurance – 7.1%
AmerUs Group Co.
1,575,000	5.950		08/15/15	1,524,142
AXA Financial, Inc.
805,000	7.750		08/01/10	868,031
Lincoln National Corp.
1,000,000	6.200		12/15/11	1,031,947
Phoenix Life Insurance Co.(a)
2,275,000	7.150		12/15/34	2,234,000
PRICOA Global Funding I(a)
600,000	4.200		01/15/10	572,694
Principal Financial Group Australia(a)
1,850,000	8.200		08/15/09	1,984,756
Reinsurance Group of America, Inc.
625,000	6.750		12/15/11	640,742
1,250,000	6.750	(b)(c)	12/15/15	1,168,941
Reliastar Financial Corp.
1,550,000	6.500		11/15/08	1,585,125
SL Finance PLC
EUR650,000	6.375		07/12/22	902,864
The Mony Group, Inc.
$1,000,000	8.350		03/15/10	1,092,326
ZFS Finance USA Trust I(a)(b)(c)
1,875,000	6.150		12/15/10	1,817,730

				15,423,298

Media — Cable – 3.3%
Comcast Cable Communications Holdings, Inc.
575,000	6.875		06/15/09	595,381
1,350,000	9.455		11/15/22	1,681,644
Cox Communications, Inc.
1,550,000	4.625		01/15/10	1,487,518
150,000	6.950		01/15/28	147,833
Cox Enterprises, Inc.(a)
3,275,000	4.375		05/01/08	3,181,712

				7,094,088

Media — Non Cable – 1.8%
Clear Channel Communications, Inc.
1,700,000	8.000		11/01/08	1,784,332

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Principal	Interest		Maturity
Amount*	Rate		Date	Value
Corporate Bonds – (continued)

Media — Non Cable – (continued)
News America, Inc.
$250,000	7.125%		04/08/28	$252,417
325,000	6.400	(a)	12/15/35	307,166
Viacom, Inc.(a)
850,000	5.750		04/30/11	844,099
775,000	6.875		04/30/36	763,778

				3,951,792

Noncaptive — Financial – 8.7%
American General Finance Corp.
1,825,000	8.450		10/15/09	1,994,269
Capital One Bank
325,000	5.000		06/15/09	320,571
Capital One Financial Corp.
935,000	8.750		02/01/07	957,468
Countrywide Financial Corp.(b)
2,550,000	5.720		04/01/11	2,550,824
GATX Financial Corp.
3,400,000	5.125		04/15/10	3,304,497
HSBC Finance Corp.
1,669,000	4.125		11/16/09	1,597,140
PHH Corp.
3,088,000	6.000		03/01/08	3,088,780
1,900,000	7.125		03/01/13	1,910,918
Waddell & Reed Financial, Inc.
3,250,000	5.600		01/15/11	3,183,778

				18,908,245

Paper – 0.2%
Westvaco Corp.
250,000	8.200		01/15/30	273,726
75,000	7.950		02/15/31	80,807

				354,533

Pipelines – 3.7%
CenterPoint Energy Resources Corp. Series B
700,000	7.875		04/01/13	770,652
550,000	5.950		01/15/14	545,963
Energy Transfer Partners
2,875,000	5.650	(a)	08/01/12	2,810,109
2,000,000	5.950		02/01/15	1,951,244
Enterprise Products Partners LP
1,805,000	4.950		06/01/10	1,748,034
Panhandle Eastern Pipeline
150,000	4.800		08/15/08	147,353

				7,973,355

Property/Casualty Insurance – 7.6%
Ace Capital Trust II
250,000	9.700		04/01/30	321,309
ACE INA Holdings, Inc.
535,000	8.300		08/15/06	539,370
AON Capital Trust A
1,000,000	8.205		01/01/27	1,106,480
Arch Capital Group Ltd.
1,245,000	7.350		05/01/34	1,294,375
Aspen Insurance Holdings Ltd.
1,100,000	6.000		08/15/14	1,042,173
CNA Financial Corp.
520,000	6.750		11/15/06	522,916
350,000	6.600		12/15/08	358,165
1,000,000	5.850		12/15/14	956,558
Endurance Specialty Holdings Ltd.
500,000	6.150		10/15/15	484,598
775,000	7.000		07/15/34	747,251
GE Global Insurance Holding Corp.
2,000,000	7.500		06/15/10	2,129,474
Liberty Mutual Group(a)
2,040,000	7.000		03/15/34	1,959,277
Marsh & McLennan Cos., Inc.
1,000,000	5.150		09/15/10	970,675
1,000,000	5.750		09/15/15	958,036
QBE Insurance Group Ltd.(a)(b)
855,000	5.647		07/01/23	816,080
Royal & Sun Alliance Insurance Group PLC(c)
GBP225,000	9.402		07/29/49	471,076
Symetra Financial Corp.(a)
$1,600,000	6.125		04/01/16	1,564,518
Zurich Capital Trust I(a)(c)
125,000	8.376		06/01/07	133,431

				16,375,762

Railroads – 1.0%
Union Pacific Corp.
2,000,000	7.375		09/15/09	2,111,104

REIT – 10.1%
Arden Realty LP
320,000	7.000		11/15/07	328,523
1,160,000	5.200		09/01/11	1,145,782
Brandywine Operating Partnership LP
1,125,000	4.500		11/01/09	1,073,172
BRE Properties Inc.
3,525,000	7.450		01/15/11	3,756,776
Camden Property Trust
1,650,000	4.375		01/15/10	1,584,574
EOP Operating LP
1,692,000	7.750		11/15/07	1,747,899
945,000	8.100		08/01/10	1,026,933
iStar Financial, Inc. Series B
3,200,000	5.700		03/01/14	3,093,155
Liberty Property LP
225,000	7.750		04/15/09	236,885
Pan Pacific Retail Properties, Inc.
1,350,000	5.950		06/01/14	1,325,897
Post Apartment Homes LP
1,500,000	7.700		12/20/10	1,610,705
ProLogis
2,250,000	5.500		04/01/12	2,214,677
Shurgard Storage Centers, Inc.
2,050,000	7.750		02/22/11	2,202,241

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Statement of Investments (continued)

April 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds – (continued)

REIT – (continued)
Simon Property Group LP
$200,000	7.000%	06/15/08	$205,217
200,000	7.750	01/20/11	216,641

			21,769,077

Software Technology(a) – 1.1%
Oracle Corp. and Ozark Holdings, Inc.
2,400,000	5.000	01/15/11	2,339,074

Technology – 1.5%
Computer Associates, Inc.(a)
1,875,000	4.750	12/01/09	1,823,438
First Data Corp.
1,375,000	5.625	11/01/11	1,375,943

			3,199,381

Tobacco – 1.2%
Altria Group, Inc.
275,000	7.000	11/04/13	291,509
993,000	7.750	01/15/27	1,114,130
Imperial Tobacco Overseas BV
1,200,000	7.125	04/01/09	1,246,952

			2,652,591

Wireless Telecommunications – 1.4%
America Movil SA de CV
800,000	5.500	03/01/14	756,824
900,000	6.375	03/01/35	820,809
AT&T Wireless Services, Inc.
900,000	8.750	03/01/31	1,126,158
Intelsat
350,000	5.250	11/01/08	337,750

			3,041,541

Wirelines Telecommunications – 6.6%
Ameritech Capital Funding
575,000	6.250	05/18/09	581,648
Bellsouth Telecommunications, Inc.
426,000	6.125	09/23/08	430,573
Deutsche Telekom International Finance BV
2,650,000	8.250	06/15/30	3,143,113
France Telecom SA
2,375,000	7.750	03/01/11	2,583,739
EUR175,000	8.125	01/28/33	298,362
GTE Corp.
1,260,000	7.510	04/01/09	1,322,172
Sprint Capital Corp.
1,750,000	6.875	11/15/28	1,804,963
Telecom Italia Capital
700,000	4.000	01/15/10	659,153
1,700,000	4.950	09/30/14	1,556,119
TPSA Finance BV
350,000	7.750 (a)	12/10/08	367,679
1,500,000	7.625	01/30/11	1,617,894

			14,365,415

TOTAL CORPORATE BONDS
(Cost $214,423,454)			$207,847,735

Emerging Markets Debt – 0.1%

Korea Development Bank
$150,000	5.750%	09/10/13	$149,303
State of Qatar
130,000	9.750	06/15/30	185,250

TOTAL EMERGING MARKETS DEBT
(Cost $340,854)			$334,553

U.S. Treasury Obligations – 2.1%

United States Treasury Inflation Protected Securities
$4,004,200	2.000%	01/15/16	$3,871,093
United States Treasury Principal-Only STRIPS(d)
2,100,000	0.000	08/15/26	710,829

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $4,569,774)			$4,581,922

TOTAL INVESTMENTS – 98.2%
(Cost $219,334,082)			$212,764,210
Other Assets in Excess of Liabilities — 1.8%			3,803,574

Net Assets — 100.0%			$216,567,784

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	The principal amount of each security is stated in the currency in which the bond is denominated. See below.

Currency Description

EUR	= Euro Currency
GBP	= British Pound

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 42,580,921, which represents approximately 19.7% of net assets as of April 30, 2006.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2006.

(c)	Perpetual maturity. Maturity date presented represents the next call date.

(d)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

Investment Abbreviation:
REIT	—	Real Estate Investment Trust
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY CONTRACTS — At April 30, 2006, the Fund had outstanding forward foreign currency exchange contracts to sell foreign currencies as follows:

Open Forward Foreign Currency	Expiration	Value on	Current	Unrealized
Sale Contracts	Date	Settlement Date	Value	Loss

British Pound	05/15/2006	$456,910	$478,834	$(21,924)
Euro	05/24/2006	2,986,894	3,039,213	(52,319)

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS		$3,443,804	$3,518,047	$(74,243)

FUTURES CONTRACTS — At April 30, 2006, the following futures contracts were open as follows:

	Number of
	Contracts	Settlement	Market	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	10	June 2006	$2,370,250	$(6,366)
Eurodollars	(20)	September 2006	(4,738,000)	50,432
Eurodollars	16	December 2006	3,790,200	(40,698)
Eurodollars	(20)	March 2007	(4,739,500)	45,932
2 Year U.S. Treasury Notes	125	June 2006	25,466,797	(69,285)
5 Year U.S. Treasury Notes	(243)	June 2006	(25,309,969)	184,835
10 Year German Federal Republic Bonds	(11)	June 2006	(1,271,380)	49,932
10 Year U.S. Treasury Notes	22	June 2006	2,322,719	(33,202)
20 Year U.S. Treasury Bonds	(9)	June 2006	(961,594)	20,787

			$(3,070,477)	$202,367

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Statement of Investments (continued)

April 30, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At April 30, 2006, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

			Rate Type

	Notional		Payments	Payments
	Amount	Termination	received by	made by	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	Loss

Banc of America Securities LLC	$8,000	09/02/2010	4.31%	3 month LIBOR	$(333,295)
Banc of America Securities LLC	5,000	05/23/2012	4.37%	3 month LIBOR	(221,732)
Banc of America Securities LLC	7,000	10/19/2015	4.97%	3 month LIBOR	(301,341)
Banc of America Securities LLC	4,000	03/19/2035	5.29%	3 month LIBOR	(239,821)
Banc of America Securities LLC	2,800	04/09/2035	5.27%	3 month LIBOR	(179,158)

TOTAL					$(1,275,347)

CREDIT DEFAULT SWAP CONTRACTS

		Notional
	Swap	Amount	Rate Paid	Termination	Unrealized
Referenced Obligation	Counterparty	(000s)	by the Fund	Date	Gain (Loss)

Purchased Protection
Cendant Corp.	Salomon Smith
7.38%, 01/15/2013	Barney, Inc.	$1,000	1.22%	12/20/2010	$(29,955)
First Data Corp.	J.P. Morgan
5.63%, 11/01/2011	Securities, Inc.	1,300	0.50%	03/21/2011	(21,881)
First Data Corp.	J.P. Morgan
5.63%, 11/01/2011	Securities, Inc.	210	0.25%	06/20/2011	997
iBoxx Core Investment Grade Bond Trust	J.P. Morgan
	Securities, Inc.	11,000	0.85%	12/20/2010	(194,857)
iBoxx Core Investment Grade Bond Trust	Banc of America
	Securities LLC	20,000	0.45%	12/20/2010	(119,447)
iBoxx Core Investment Grade Bond Trust	Salomon Smith
	Barney, Inc.	41,200	0.45%	12/20/2010	(210,777)
iBoxx Core Investment Grade Bond Trust	J.P. Morgan
	Securities, Inc.	25,000	0.55%	06/20/2012	(154,220)

TOTAL					$(730,140)

LIBOR—London Interbank Offered Rate

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Statement of Investments

April 30, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At April 30, 2006, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Fund	Principal Amount

Enhanced Income	$30,000,000

Ultra-Short Duration Government	6,300,000

Short Duration Government	19,300,000

Government Income	123,000,000

U.S. Mortgages	79,200,000

Core Fixed Income	80,700,000

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,986,300,000	4.78%	05/01/2006	$1,987,091,210

Barclays Capital PLC	1,670,000,000	4.79	05/01/2006	1,670,666,608

Deutsche Bank Securities, Inc.	1,000,000,000	4.79	05/01/2006	1,000,399,167

Greenwich Capital Markets	500,000,000	4.78	05/01/2006	500,199,167

J.P. Morgan Securities, Inc.	300,000,000	4.78	05/01/2006	300,119,500

Morgan Stanley & Co.	800,000,000	4.78	05/01/2006	800,318,666

UBS Securities LLC	50,000,000	4.77	05/01/2006	50,019,875

Wachovia Capital Markets	250,000,000	4.79	05/01/2006	250,099,792

TOTAL	$6,556,300,000			$6,558,913,985

At April 30, 2006, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 3.63% to 3.90%, due 09/17/2007 to 10/24/2008; Federal Home Loan Bank, 0.00% to 10.50%, due 05/11/2006 to 01/22/2016; Federal Home Loan Mortgage Association, 0.00% to 7.50%, due 08/01/2006 to 04/01/2036 and Federal National Mortgage Association, 0.00% to 9.50%, due 05/15/2006 to 05/01/2036. The aggregate market value of the collateral, including accrued interest, was $6,695,443,111.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Statements of Assets and Liabilities

April 30, 2006 (Unaudited)

Enhanced Income
Fund

Assets:

Investment in securities, at value (identified cost $261,980,403, $631,095,886, $785,370,820, $987,922,791, $655,337,750, $2,159,933,440 and $219,334,082, respectively)	$260,394,715
Repurchase Agreement, at value	30,000,000
Cash(a)	3,207,568
Foreign currencies, at value (Core Fixed Income only; identified cost $614)	—
Receivables:
Investment securities sold, at value	—
Interest, at value	2,695,303
Swap contracts, at value	239,897
Fund shares sold	231,243
Forward foreign currency exchange contracts, at value	—
Variation margin	—
Reimbursement from investment adviser	36,309
Other assets, at value	4,361

Total assets	296,809,396

Liabilities:

Due to Custodian	—
Payables:
Investment securities purchased, at value	3,499,758
Fund shares repurchased	1,819,352
Swap contracts, at value	—
Forward foreign currency exchange contracts, at value	—
Income distribution	169,578
Amounts owed to affiliates	72,778
Variation margin	27,394
Accrued expenses	173,040

Total liabilities	5,761,900

Net Assets:

Paid-in capital	369,497,152
Accumulated undistributed net investment income	2,977,582
Accumulated net realized loss on investment, futures, swaps and foreign currency related transactions	(80,113,635)
Net unrealized loss on investments, futures, swaps and translation of assets and liabilities denominated in foreign currencies	(1,313,603)

NET ASSETS	$291,047,496

Net Assets:
Class A	$49,718,665
Class B	—
Class C	—
Institutional	239,159,820
Administration	2,169,011
Service	—
Separate Account Institutional	—

Shares outstanding:
Class A	5,122,212
Class B	—
Class C	—
Institutional	24,673,752
Administration	223,822
Service	—
Separate Account Institutional	—

Total shares outstanding, $.001 par value (unlimited number of shares authorized)	30,019,786

Net asset value, offering and redemption price per share:(b)
Class A	$9.71
Class B	—
Class C	—
Institutional	9.69
Administration	9.69
Service	—
Separate Account Institutional	—

(a)	Includes restricted cash of $1,100,000, $1,200,000, $2,626,193, $3,000,000, $450,000 and $275,000, relating to initial margin requirements and collateral on futures transactions for the Enhanced Income, Ultra-Short Duration Government, Short Duration Government, Government Income, U.S. Mortgages and Investment Grade Credit Funds, respectively, and includes restricted cash of $2,080,375, $18,190,920, $5,473,212, $18,243,315, $6,494,124, $50,585,134 and $2,039,000 on deposit with the swap counterparty as collateral for the Enhanced Income, Ultra-Short Duration Government, Short Duration Government, Government Income, U.S. Mortgages, Core Fixed Income and Investment Grade Credit Funds, respectively.
(b)	Maximum public offering price per share for Class A shares of the Enhanced Income and Ultra-Short Duration Government (NAV per share multiplied by 1.0152), Short Duration Government (NAV per share multiplied by 1.0204), Government Income, U.S. Mortgages, Core Fixed Income and Investment Grade Credit Funds (NAV per share multiplied by 1.0471) is $9.86, $9.44, $9.84, $15.09, $10.21, $10.12, and $10.17, respectively. At redemption, Class B and Class C shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Ultra-Short Duration	Short Duration	Government	U.S. Mortgages	Core Fixed	Investment Grade
Government Fund	Government Fund	Income Fund	Fund	Income Fund	Credit Fund

$620,743,073	$772,710,771	$972,832,596	$648,807,037	$2,132,149,583	$212,764,210
6,300,000	19,300,000	123,000,000	79,200,000	80,700,000	—
19,390,048	8,144,570	20,971,757	7,999,848	50,585,134	3,465,632
—	—	—	—	665	—

2,273,178	3,383,595	109,611,681	100,175,535	178,546,937	—
3,056,323	3,876,001	5,362,772	1,643,530	14,183,022	3,657,635
3,702,224	4,250,386	7,257,384	1,466,975	11,529,060	997
884,205	1,821,898	1,150,711	2,000,000	7,926,372	1,485
—	—	—	—	9,924,019	—
—	247,228	215,759	—	309,844	—
19,539	43,630	47,850	36,094	—	23,480
8,487	11,266	15,897	6,935	36,860	185,179

656,377,077	813,789,345	1,240,466,407	841,335,954	2,485,891,496	220,098,618

—	—	—	—	507,452	—

1,411,665	2,074,252	236,508,565	319,087,946	365,223,595	935,028
4,957,360	1,745,359	29,071,136	165,000	6,991,891	115,556
1,470,042	1,897,555	7,706,304	2,195,769	22,179,542	2,006,484
—	—	—	—	11,707,749	74,243
1,081,856	864,428	190,231	286,196	2,328,344	204,941
287,803	544,680	783,193	138,467	961,767	63,848
132,916	—	—	46,083	—	20,935
225,938	175,583	193,281	145,237	244,917	109,799

9,567,580	7,301,857	274,452,710	322,064,698	410,145,257	3,530,834

795,838,488	844,494,825	986,270,581	528,871,214	2,134,808,342	227,029,888
6,408,257	4,549,274	5,080,298	220,021	499,582	109,967
(147,789,042)	(31,251,243)	(5,313,743)	(2,692,295)	(12,918,673)	(2,129,213)

(7,648,206)	(11,305,368)	(20,023,439)	(7,127,685)	(46,643,012)	(8,442,858)

$646,809,497	$806,487,488	$966,013,697	$519,271,256	$2,075,746,239	$216,567,784

$149,868,324	$325,643,160	$796,959,172	$8,103,062	$714,043,366	$3,596,707
—	18,270,442	20,594,851	—	25,098,334	—
—	46,618,800	17,399,294	—	21,125,178	—
465,423,857	403,138,578	113,012,893	97,704,822	1,273,801,388	3,661,305
—	—	—	—	—	—
31,517,316	12,816,508	18,047,487	—	41,677,973	—
—	—	—	413,463,372	—	209,309,772

16,121,742	33,805,446	55,303,457	831,269	73,934,061	370,601
—	1,902,478	1,429,057	—	2,588,276	—
—	4,868,584	1,208,015	—	2,177,564	—
49,995,819	41,960,909	7,850,497	10,013,158	131,415,695	376,578
—	—	—	—	—	—
3,373,227	1,335,653	1,254,735	—	4,297,541	—
—	—	—	42,405,884	—	21,544,350

69,490,788	83,873,070	67,045,761	53,250,311	214,413,137	22,291,529

$9.30	$9.63	$14.41	$9.75	$9.66	$9.71
—	9.60	14.41	—	9.70	—
—	9.58	14.40	—	9.70	—
9.31	9.61	14.40	9.76	9.69	9.72
—	—	—	—	—	—
9.34	9.60	14.38	—	9.70	—
—	—	—	9.75	—	9.72

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Statements of Operations

For the Six Months Ended April 30, 2006 (Unaudited)

Enhanced
Income Fund

Investment income:

Interest	$5,463,004

Total income	5,463,004

Expenses:

Management fees	377,970
Distribution and Service fees(a)	69,289
Transfer Agent fees(a)	93,734
Custody and accounting fees	49,770
Printing fees	45,110
Professional fees	42,781
Service share fees	—
Registration fees	10,000
Trustee fees	7,805
Administration share fees	2,914
Other	8,766

Total expenses	708,139

Less — expense reductions	(220,341)

Net expenses	487,798

NET INVESTMENT INCOME	4,975,206

Realized and unrealized gain (loss) on investment, futures, swaps and foreign currency related transactions:

Net realized gain (loss) from:
Investment transactions	(56,605)
Futures transactions	51,086
Swap contracts	152,397
Foreign currency related transactions	—
Net change in unrealized gain (loss) on:
Investments	732,671
Futures	206,560
Swap contracts	77,165
Translation of assets and liabilities denominated in foreign currencies	—

Net realized and unrealized gain (loss) on investment, futures, swaps and foreign currency related transactions:	1,163,274

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,138,480

(a)	Class specific Distribution and Service and Transfer Agent fees were as follows:

	Distribution and Service Fees			Transfer Agent Fees

										Separate
										Account
Fund	Class A	Class B	Class C	Class A	Class B	Class C	Institutional	Administration	Service	Institutional

Enhanced Income	$69,289	$—	$—	$44,345	$—	$—	$48,923	$466	$—	$—
Ultra-Short Duration	217,920	—	—	139,468	—	—	101,042	—	7,441	—
Short Duration	407,083	105,348	256,325	260,534	16,856	41,012	98,444	—	2,543	—
Government Income	987,663	114,125	89,065	632,105	18,260	14,250	19,045	—	3,563	—
U.S. Mortgages	9,872	—	—	6,318	—	—	16,264	—	—	80,720
Core Fixed Income	845,332	134,465	110,633	541,013	21,515	17,701	232,083	—	7,305	—
Investment Grade Credit	5,106	—	—	3,268	—	—	730	—	—	41,770

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Ultra-Short Duration	Short Duration	Government	U.S. Mortgages	Core Fixed	Investment Grade
Government Fund	Government Fund	Income Fund	Fund	Income Fund	Credit Fund

$14,689,039	$18,399,665	$20,790,370	$11,643,544	$48,287,979	$5,848,420

14,689,039	18,399,665	20,790,370	11,643,544	48,287,979	5,848,420

1,433,500	2,257,351	2,546,272	985,635	3,774,835	433,173
217,920	768,756	1,190,853	9,872	1,090,430	5,106
247,951	419,389	687,223	103,302	819,617	45,768
142,964	146,142	198,239	216,291	287,972	80,146
72,755	72,945	68,169	53,775	115,616	41,454
42,177	42,876	42,176	42,175	60,176	42,176
93,010	31,812	44,533	22,304	91,316	1,934
33,204	57,847	87,743	23,439	53,983	22,434
7,805	7,805	7,805	7,805	7,805	7,805
—	—	—	—	—	—
77,200	77,782	74,739	14,513	83,686	7,007

2,368,486	3,882,705	4,947,752	1,479,111	6,385,436	687,003

(188,256)	(406,895)	(468,333)	(589,591)	(145,028)	(295,617)

2,180,230	3,475,810	4,479,419	889,520	6,240,408	391,386

12,508,809	14,923,855	16,310,951	10,754,024	42,047,571	5,457,034

(963,520)	(2,087,377)	(2,438,718)	(1,776,471)	(5,060,455)	(1,335,256)
1,211,278	(3,225,038)	(910,664)	344,545	(255,646)	498,550
41,152	431,743	(1,686,357)	(467,407)	(5,329,634)	(568,599)
—	—	—	—	(1,776,342)	(116,033)

(106,286)	(917,576)	(5,610,722)	(962,266)	(12,324,041)	(2,103,581)
307,564	2,010,199	(4,664,115)	304,781	(6,496,008)	3,067
2,623,830	2,345,717	3,915,104	531,906	1,757,785	(1,399,422)
—	—	—	—	(3,009,759)	(70,280)

3,114,018	(1,442,332)	(11,395,472)	(2,024,912)	(32,494,100)	(5,091,554)

$15,622,827	$13,481,523	$4,915,479	$8,729,112	$9,553,471	$365,480

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Statements of Changes in Net Assets

	Enhanced Income Fund		Ultra-Short Duration Government Fund

	For the Six		For the
	Months Ended	For the	Six Months Ended	For the
	April 30, 2006	Year Ended	April 30, 2006	Year Ended
	(Unaudited)	October 31, 2005	(Unaudited)	October 31, 2005

From operations:

Net investment income	$4,975,206	$15,404,397	$12,508,809	$27,491,068
Net realized gain (loss) on investment, futures, swaps and foreign currency related transactions	146,878	319,507	288,910	(5,946,240)
Net change in unrealized gain (loss) on investments, futures, swaps and translation of assets and liabilities denominated in foreign currencies	1,016,396	(6,054,751)	2,825,108	6,756,839

Net increase in net assets resulting from operations	6,138,480	9,669,153	15,622,827	28,301,667

Distributions to shareholders:

From net investment income
Class A Shares	(901,271)	(3,080,374)	(3,039,876)	(6,763,599)
Class B Shares	—	—	—	—
Class C Shares	—	—	—	—
Institutional Shares	(4,439,172)	(11,243,434)	(9,736,901)	(24,901,988)
Administration Shares	(39,330)	(1,077,520)	—	—
Service Shares	—	—	(618,635)	(1,200,162)
Separate Account Institutional Shares	—	—	—	—
From net realized gains
Class A Shares	—	—	—	—
Class B Shares	—	—	—	—
Class C Shares	—	—	—	—
Institutional Shares	—	—	—	—
Service Shares	—	—	—	—

Total distributions to shareholders	(5,379,773)	(15,401,328)	(13,395,412)	(32,865,749)

From share transactions:

Proceeds from sales of shares	60,559,932	194,684,640	78,053,009	304,348,452
Reinvestment of dividends and distributions	4,401,529	11,851,596	7,038,479	17,776,193
Cost of shares repurchased	(144,247,449)	(512,923,498)	(257,989,362)	(1,085,815,792)

Net increase (decrease) in net assets resulting from share transactions	(79,285,988)	(306,387,262)	(172,897,874)	(763,691,147)

TOTAL INCREASE (DECREASE)	(78,527,281)	(312,119,437)	(170,670,459)	(768,255,229)

Net assets:

Beginning of period	369,574,777	681,694,214	817,479,956	1,585,735,185

End of period	$291,047,496	$369,574,777	$646,809,497	$817,479,956

Accumulated undistributed (distributions in excess of) net investment income	$2,977,582	$3,382,149	$6,408,257	$7,294,860

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Short Duration Government Fund		Government Income Fund		U.S. Mortgages Fund

For the Six		For the Six		For the Six
Months Ended	For the	Months Ended	For the	Months Ended	For the
April 30, 2006	Year Ended	April 30, 2006	Year Ended	April 30, 2006	Year Ended
(Unaudited)	October 31, 2005	(Unaudited)	October 31, 2005	(Unaudited)	October 31, 2005

$14,923,855	$21,936,398	$16,310,951	$20,216,131	$10,754,024	$11,749,541

(4,880,672)	(6,752,840)	(5,035,739)	4,302,059	(1,899,333)	1,244,830

3,438,340	(10,787,877)	(6,359,733)	(19,757,697)	(125,579)	(7,922,884)

13,481,523	4,395,681	4,915,479	4,760,493	8,729,112	5,071,487

(5,233,267)	(8,341,407)	(13,809,501)	(15,966,212)	(153,960)	(315,229)
(275,603)	(622,550)	(313,721)	(533,992)	—	—
(635,622)	(1,399,821)	(245,003)	(370,892)	—	—
(8,863,433)	(12,590,303)	(1,816,118)	(1,564,131)	(1,723,747)	(3,367,214)
—	—	—	—	—	—
(197,271)	(309,545)	(300,888)	(322,759)	—	—
—	—	—	—	(8,580,391)	(9,159,690)

—	—	(160,181)	(5,845,096)	—	(13,456)
—	—	(5,062)	(362,623)	—	—
—	—	(3,803)	(237,517)	—	—
—	—	(12,822)	(745,239)	—	(2,109,001)
—	—	(3,776)	(116,638)	—	(1,830,428)

(15,205,196)	(23,263,626)	(16,670,875)	(26,065,099)	(10,458,098)	(16,795,018)

213,135,942	551,955,365	327,612,748	452,723,542	237,751,772	584,326,694

9,652,593	15,890,221	15,492,716	24,158,646	8,812,494	13,333,622
(353,123,404)	(454,192,933)	(215,813,307)	(232,780,488)	(195,401,480)	(338,784,172)

(130,334,869)	113,652,653	127,292,157	244,101,700	51,162,786	258,876,144

(132,058,542)	94,784,708	115,536,761	222,797,094	49,433,800	247,152,613

938,546,030	843,761,322	850,476,936	627,679,842	469,837,456	222,684,843

$806,487,488	$938,546,030	$966,013,697	$850,476,936	$519,271,256	$469,837,456

$4,549,274	$4,830,615	$5,080,298	$5,254,578	$220,021	$(75,905)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Statements of Changes in Net Assets

	Core Fixed Income Fund		Investment Grade Credit Fund

	For the Six		For the Six
	Months Ended	For the	Months Ended	For the
	April 30, 2006	Year Ended	April 30, 2006	Year Ended
	(Unaudited)	October 31, 2005	(Unaudited)	October 31, 2005

From operations:

Net investment income	$42,047,571	$56,281,074	$5,457,034	$6,144,224
Net realized gain (loss) on investment, futures, swaps and foreign currency related transactions	(12,422,077)	24,313,407	(1,521,338)	(506,457)
Net change in unrealized loss on investments, futures, swaps and translation of assets and liabilities denominated in foreign currencies	(20,072,023)	(58,064,406)	(3,570,216)	(5,666,468)

Net increase (decrease) in net assets resulting from operations	9,553,471	22,530,075	365,480	(28,701)

Distributions to shareholders:

From net investment income
Class A Shares	(13,705,476)	(22,356,546)	(93,901)	(140,714)
Class B Shares	(443,095)	(883,632)	—	—
Class C Shares	(363,835)	(672,754)	—	—
Institutional Shares	(25,625,978)	(40,113,425)	(91,424)	(95,385)
Service Shares	(714,371)	(1,048,118)	—	—
Separate Account Institutional Shares	—	—	(5,281,029)	(5,873,577)
From net realized gains
Class A Shares	(4,057,820)	(6,881,068)	—	(8,899)
Class B Shares	(173,446)	(394,357)	—	—
Class C Shares	(143,326)	(302,043)	—	—
Institutional Shares	(6,915,957)	(10,458,548)	—	(269,174)
Service Shares	(198,051)	(285,885)	—	—
Separate Account Institutional Shares	—	—	—	(293)

Total distributions to shareholders	(52,341,355)	(83,396,376)	(5,466,354)	(6,388,042)

From share transactions:

Proceeds from sales of shares	490,099,748	958,769,563	45,438,303	181,422,818
Proceeds in connection with merger	—	73,493,151	—	—
Reinvestment of dividends and distributions	35,947,973	57,569,645	4,287,310	5,592,276
Cost of shares repurchased	(248,117,666)	(648,011,975)	(27,513,045)	(53,666,553)

Net increase in net assets resulting from share transactions	277,930,055	441,820,384	22,212,568	133,348,541

TOTAL INCREASE	235,142,171	380,954,083	17,111,694	126,931,798

Net assets:

Beginning of period	1,840,604,068	1,459,649,985	199,456,090	72,524,292

End of period	$2,075,746,239	$1,840,604,068	$216,567,784	$199,456,090

Accumulated undistributed (distributions in excess of) net investment income	$499,582	$(695,234)	$109,967	$119,287

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Notes to Financial Statements

April 30, 2006 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940 (as amended) (the “Act”) as an open-end management investment company. The Trust includes Goldman Sachs Enhanced Income Fund (“Enhanced Income”), Goldman Sachs Ultra-Short Duration Government Fund (“Ultra-Short Duration Government”), Goldman Sachs Short Duration Government Fund (“Short Duration Government”), Goldman Sachs Government Income Fund (“Government Income”), Goldman Sachs U.S. Mortgages Fund (“U.S. Mortgages”), Goldman Sachs Core Fixed Income Fund (“Core Fixed Income”) and Goldman Sachs Investment Grade Credit Fund (“Investment Grade Credit”), (collectively, the “Funds” or individually a “Fund”). Each Fund is a diversified portfolio of the Trust. Enhanced Income offers three classes of shares — Class A, Institutional and Administration. Ultra-Short Duration Government offer three classes of shares — Class A, Institutional and Service. U.S. Mortgages and Investment Grade Credit offers three classes of shares — Class A, Institutional and Separate Account Institutional. Government Income, Short Duration Government and Core Fixed Income offer five classes of shares — Class A, Class B, Class C, Institutional and Service. Class A shares charge a maximum initial sales charge of 1.50% for Enhanced Income and Ultra-Short Duration Government, 2.00% for Short Duration Government, and 4.50% for Government Income, U.S. Mortgages, Core Fixed Income and Investment Grade Credit. The contingent deferred sales charge for Class B shares is 2.00% maximum declining to zero after three years for Short Duration Government and 5.00% maximum declining to zero after six years for the Government Income and Core Fixed Income. The Class C shares of Short Duration Government, Government Income and Core Fixed Income have a contingent deferred sales charge of 1.00% during the first 12 months. Such sales loads are paid directly to Goldman, Sachs & Co. (“Goldman Sachs”) as distributor of the Funds. Institutional, Administration, Service Class and Separate Account Institutional shares of the Funds are not subject to a sales charge.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Portfolio securities for which market quotations are readily available are valued at market value on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which market quotations are not readily available or are deemed not to reflect market value by the investment advisor are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees.

B. Security Transactions and Investment Income — Security transactions are reflected as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued (net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable), premium amortized and discount accreted. Net investment income (other than class specific expenses) and unrealized and realized gains or losses of the Funds are allocated daily to each class of shares of the respective Fund based upon the relative proportion of net assets of each class.

     Certain mortgage security paydown gains and losses are recorded as interest income (loss) and included in interest income in the accompanying Statements of Operations. Original issue discounts (OID) on debt securities are accreted to interest income over the life of the security with a corresponding increase in the cost basis of that security. Market discounts and market premiums on debt securities are accreted and amortized to interest income (loss) over the expected life of the security with a corresponding adjustment in the cost basis of that security.

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Notes to Financial Statements (continued)

April 30, 2006 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

     Pursuant to applicable law and procedures adopted by the Trust’s Board of Trustees, securities transactions in portfolio securities (including futures transactions) may be effected from time to time through Goldman Sachs or an affiliate. In order for Goldman Sachs or an affiliate, acting as agent, to effect securities or futures transactions for a Fund, the commissions, fees or other remuneration received by Goldman Sachs or an affiliate must be reasonable and fair compared to the commissions, fees or other remuneration received by other brokers in connection with comparable transactions involving similar securities or futures contracts.

C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line and/or “pro-rata” basis depending upon the nature of the expense.

     Class A, Class B and Class C shareholders of the Funds bear all expenses and fees relating to their respective Distribution and Service Plans. Service Shares bear all expenses and fees relating to their Service and Shareholder Administration Plans. Administration Shares bear all expenses and fees relating to their Administration Plan. Each class of shares of the Funds separately bear its respective class-specific Transfer Agency fees. Class A and Institutional shareholders of U.S. Mortgages and Investment Grade Credit bear their respective class-specific Account Service fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on ex-dividend date. Income distributions are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually for all Funds.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules, which may differ from generally accepted accounting principles. Therefore, the source of each Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gains, or as a tax return of capital.

E. Foreign Currency Translations — The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies and the sale and holdings of investments; (ii) currency gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of interest recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments are segregated in the Statements of Operations from the effects of changes in market prices of those securities and derivative instruments and are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.

F. Mortgage Dollar Rolls — The Funds may enter into mortgage “dollar rolls” in which the Funds sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial reporting and tax reporting purposes, the Funds treat mortgage dollar rolls as two separate transactions: one involving the purchase of a security, and a separate transaction involving a sale. The Funds do not currently intend to enter into mortgage dollar rolls for financing and do not treat them as borrowings.

G. Segregation Transactions — As set forth in the prospectus, the Funds may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, swap contracts,

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds may be required to segregate or physically move liquid assets, on the books of their custodian or to respective counterparties, with a current value equal to or greater than the market value of the corresponding transactions.

H. Forward Sales Contracts — The Funds may enter into forward security sales of mortgage-backed securities in which the Funds sell securities in the current month for delivery of securities, defined by pool-stipulated characteristics, on a specified future date. The value of the contract is recorded as a liability on the Fund’s records with the difference between its market value and cash proceeds received being recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold.

I. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

J. Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in absence of a sale, the last bid price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to deposit with a broker or the Fund’s custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, dependant on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statements of Operations.

     The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.

K. Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Funds, and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

     The Funds record unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swaps contracts. Net amounts received or paid on the swap contracts, including terminated swaps, are recorded as realized gains or losses.
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Notes to Financial Statements (continued)

April 30, 2006 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

     A total return swap is an agreement that obligates one party to pay or receive an amount (either upfront or periodically) in exchange for payment by the other party of the total return generated by a security, a basket of securities, an index, or an index component. Either periodically or at the termination of the swap, the parties exchange payment(s) based on the economic returns of a specified notional amount of the underlying reference asset.

     The Funds may also enter into credit default swaps. The Funds may purchase credit protection on the referenced obligation of the credit default swap (“buy contract”). During the period a Fund enters into a buy contract, the Fund is required, upon the occurrence of a credit event, as defined in the swap agreement, to deliver to the counterparty the principal amount of the referenced obligation of the swap and will, concurrently, receive an agreed upon value.
     The Funds may also provide or sell credit protection on the referenced obligation of a credit default swap (“sale contract”). During the period a Fund enters into a sale contract, the Fund is required, upon the occurrence of a credit event, as defined in the swap agreement, to pay the notional amount of the swap to the counterparty, which generally equals the face value of the referenced obligation and, concurrently, will receive the principal amount of the referenced obligation. If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract (“maximum payout amount”).
     During the term of the credit default swap agreement, the Fund receives (makes) periodic payments from (to) the respective counterparty, calculated at the agreed upon interest rate applied to the notional amount. On a daily basis, these amounts are accrued and recorded as unrealized gains (losses) on swap contract transactions on the Statements of Assets and Liabilities. The receipt or delivery of these payments are recorded as realized gains (losses) on swap contracts on the Statement of Operations.
     Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a buy contract and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty. In addition, if the Fund enters into a sale contract and a credit event occurs, the value of the referenced obligation received by the Fund reduced by the periodic payments previously received, may be less than the maximum payout amount it pays to the counterparty, resulting in a loss to the Fund.

L. Forward Foreign Currency Exchange Contracts — Core Fixed Income and Investment Grade Credit may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. Core Fixed Income and Investment Grade Credit may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Funds’ financial statements. The Funds record realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At April 30, 2006, Core Fixed Income and Investment Grade Credit had sufficient cash and/or securities to cover any commitments under these contracts.

M. Inverse Floaters — The Funds may invest in inverse floating rate debt securities (“inverse floaters”). The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

N. Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds for which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index (“CPI”). The adjustments for interest income due to inflation are reflected in interest income in the Statements of Operations. TIPS are backed by the full faith and credit of the U.S. Government.

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

O. Securities purchased on a when-issued or delayed-delivery basis — The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. In addition to the normal credit and market risks, transactions with delayed settlement dates may expose the Funds to greater risk that such transactions may not be consummated.

3. AGREEMENTS

GSAM, an affiliate of Goldman Sachs, serves as investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Funds. Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trust’s Board of Trustees.
     As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, GSAM is entitled to a fee (“Management fee”), computed daily and payable monthly, equal to an annual percentage rate of each Fund’s average daily net assets.
     For the six months ended April 30, 2006, the Funds’ Management fees as an annual percentage rate of average daily net assets are as follows:

		Ultra-Short	Short				Investment
	Enhanced	Duration	Duration	Government	U.S.	Core Fixed	Grade
Average Daily Net Assets	Income[1]	Government	Government	Income	Mortgages[1]	Income	Credit[1]

Up to $1 billion	0.25%	0.40%	0.50%	0.54%	0.40%	0.40%	0.40%
Next $1 billion	0.23	0.36	0.45	0.49	0.36	0.36	0.36
Over $2 billion	0.22	0.34	0.43	0.47	0.34	0.34	0.34

[1]	These Funds currently have management fee waivers in place, which will continue on a voluntary basis. Current management fees for Enhanced Income, U.S. Mortgages and Investment Grade Credit are 0.20%, 0.33% and 0.33%, respectively.

     The Funds’ investment advisor entered into the foregoing fee reduction commitment with respect to its Management fees on a voluntary basis beginning July 1, 2005 and on a contractual basis on February 28, 2006. Fee waiver for the six months ended April 30, 2006 are shown on page 89.

     Prior to July 1, 2005, the Funds’ Management Fees and Management Fee waivers as an annual percentage rate of average daily net assets were as follows:

	Management Fee

	Contractual
	Annual	Waiver	Net
Fund	Rate	Annual Rate	Annual Rate

Enhanced Income	0.25%	0.05%	0.20%

Ultra-Short Duration Government	0.40	—	0.40

Short Duration Government	0.50	—	0.50

Government Income	0.54	—	0.54

U.S. Mortgages	0.40	0.07	0.33

Core Fixed Income	0.40	—	0.40

Investment Grade Credit	0.40	0.07	0.33

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Notes to Financial Statements (continued)

April 30, 2006 (Unaudited)

3. AGREEMENTS (continued)

     GSAM has voluntarily agreed to limit certain “Other expenses” of the Funds (excluding Management fees, Distribution and Service fees, Transfer Agency fees and expenses, Service Share fees, Account Service fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any expense offset arrangements) to the extent that such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. For the six months ended April 30, 2006, the Other Expense limitations for Enhanced Income, Ultra-Short Duration Government, Short Duration Government, Government Income, U.S. Mortgages, Core Fixed Income and Investment Grade Credit as an annual percentage rate of average daily net assets were 0.014%, 0.054%, 0.004%, 0.004%, 0.004%, 0.104% and 0.004%, respectively.

     The Trust, on behalf of each Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or authorized dealers are entitled to a monthly fee for distribution services equal to, on an annual basis, 0.25% of Enhanced Income, Ultra-Short Duration Government, U.S. Mortgages and Investment Grade Credit Funds’ average daily net assets attributable to Class A shares and 0.25%, 0.75% and 0.75% for Short-Duration Government, Government Income and Core Fixed Income average daily net assets attributable to Class A, Class B and Class C shares, respectively. Additionally, Goldman Sachs and/or authorized dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the Short Duration Government, Government Income and Core Fixed Income Funds’ average daily net assets attributable to Class B and Class C Shares. For the six months ended April 30, 2006, Goldman Sachs has voluntarily agreed to waive a portion of the Distribution and Service fees equal to 0.15% of the average daily net assets attributable to the Class B shares of the Short Duration Government Fund.
     Goldman Sachs serves as Distributor of the shares of the Funds pursuant to a Distribution Agreement. Goldman Sachs may retain a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. During the six months ended April 30, 2006, Goldman Sachs advised the Funds that it retained the following approximate amounts:

		Contingent Deferred Sales Charge
	Sales Load
Fund	Class A	Class B	Class C

Enhanced Income	$200	$—	$—

Ultra-Short Duration Government	5,900	—	—

Short Duration Government	3,400	—	—

Government Income	17,700	100	4,500

U.S. Mortgages	—	—	—

Core Fixed Income	65,100	—	—

Investment Grade Credit	400	—	—

     Goldman Sachs also serves as Transfer Agent of the Funds for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.04% of the average daily net assets for Administration (Enhanced Income only), Separate Account Institutional (U.S. Mortgages and Investment Grade Credit only), Institutional and Service shares, and 0.16% of the average daily net assets for Class A, Class B and Class C Shares. For the six months ended April 30, 2006, Goldman Sachs has voluntarily agreed to waive a portion of the Transfer Agent fees equal to 0.02% of the average daily net assets attributable to Institutional and Separate Account Institutional shares of U.S. Mortgages and Investment Grade Credit. Goldman Sachs may discontinue or modify this waiver in the future at its discretion.

     The Trust, on behalf of Ultra-Short Duration, Short Duration Government, Government Income and Core Fixed Income, has adopted a Service Plan and a Shareholder Administration Plan for Service Shares. In addition, the Trust on behalf of Enhanced Income Fund, has adopted an Administration Plan for Administration Shares. These plans allow for Service and Administration Shares to compensate service organizations for providing varying levels of personal and account

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

3. AGREEMENTS (continued)

administration and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan, Shareholder Administration Plan and Administration Plan provide for compensation to the service organizations in an amount equal to, on an annualized basis, 0.25%, 0.25% and 0.25%, respectively, of the average daily net assets of each share class. The Trust, on behalf of Class A and Institutional Class Shares of U.S. Mortgages and Investment Grade Credit Funds, has adopted Account Service Plans. Under these Plans, Goldman Sachs and/or Authorized Dealers are entitled to receive a fee for account service and account maintenance equal to, on an annual basis, 0.05% of the average daily net assets of U.S. Mortgages and Investment Grade Credit Funds attributable to Class A and Institutional Class shares.

     For the six months ended April 30, 2006, GSAM and the distributor have voluntarily agreed to waive certain fees and reimburse other expenses. In addition, the Funds have entered into certain offset arrangements with the custodian resulting in a reduction of the Funds’ expenses. For the six months ended April 30, 2006, expense reductions were as follows (in thousands):

	Fee Waivers

		Class B
		Distribution		Other	Custody	Total
	Management	and Service	Transfer	Expense	Fee	Expense
Fund	Fees	Fees	Agent Fees	Reimbursement	Reductions	Reductions

Enhanced Income	$75	$—	$—	$143	$2	$220

Ultra-Short Duration Government	—	—	—	182	6	188

Short Duration Government	—	16	—	387	4	407

Government Income	—	—	—	460	8	468

U.S. Mortgages	172	—	50	348	20	590

Core Fixed Income	117	—	—	—	28	145

Investment Grade Credit	76	—	21	197	2	296

     At April 30, 2006, the amounts owed to affiliates of the Trust were as follows (in thousands):

	Management	Distribution and	Transfer
Fund	Fees	Service Fees	Agent Fees	Total

Enhanced Income	$48	$10	$15	$73

Ultra-Short Duration Government	219	32	37	288

Short Duration Government	358	119	68	545

Government Income	455	207	121	783

U.S. Mortgages	128	1	9	138

Core Fixed Income	638	183	141	962

Investment Grade Credit	59	1	4	64

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Notes to Financial Statements (continued)

April 30, 2006 (Unaudited)

4. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds of sales and maturities of long-term securities for the six months ended April 30, 2006, were as follows:

		Purchases	Sales and	Sales and Maturities
	Purchases of	(Excluding	Maturities of	(Excluding
	U.S. Government and	U.S. Government and	U.S. Government and	U.S. Government and
Fund	Agency Obligations	Agency Obligations)	Agency Obligations	Agency Obligations)

Enhanced Income	$94,297,377	$25,341,602	$115,886,824	$79,708,391

Ultra-Short Duration Government	189,824,953	19,926,094	252,136,743	15,560,797

Short Duration Government	479,418,104	—	513,890,370	—

Government Income	4,094,182,723	138,254,713	3,937,747,012	30,996,538

U.S. Mortgages	5,924,440,807	120,622,086	5,852,700,195	3,156,692

Core Fixed Income	6,836,666,672	523,369,706	6,862,339,834	74,149,209

Investment Grade Credit	16,084,915	97,235,544	15,332,437	68,937,696

     For the six months ended April 30, 2006, Enhanced Income, Ultra-Short Duration Government, Short Duration Government, Government Income, U.S. Mortgages, Core Fixed Income and Investment Grade Credit paid commissions of approximately $7,700, $49,500, $68,800, $28,200, $15,900, $72,600 and $10,200, respectively, in connection with futures contracts entered into with Goldman Sachs.

5. LINE OF CREDIT FACILITY

The Funds participate in a $350,000,000 committed, unsecured revolving line of credit facility together with other registered investment companies having management or investment advisory agreements with GSAM. Under the most restrictive arrangement, the Funds must own securities having a market value in excess of 300% of each Fund’s total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. During the six months ended April 30, 2006, the Funds did not have any borrowings under this facility.

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

6. TAX INFORMATION

As of the most recent fiscal year ended, October 31, 2005, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows. Expiration occurs on October 31 of the year indicated.

		Ultra-Short					Investment
	Enhanced	Duration	Short Duration	Government		Core Fixed	Grade
	Income	Government	Government	Income	U.S. Mortgages	Income	Credit

Capital loss carryforward:[1]
Expiring 2006	$—	$(304,645)	$—	$—	$—	$—	$—
Expiring 2007	—	(1,739,320)	(3,752,449)	—	—	—	—
Expiring 2008	—	(2,563,050)	(2,289,664)	—	—	—	—
Expiring 2009	(7,623,029)	—	—	—	—	—	—
Expiring 2010	(65,331,932)	(55,038,717)	—	—	—	—	—
Expiring 2011	—	(55,920,321)	(2,403,563)	—	—	—	—
Expiring 2012	(7,471,508)	(24,528,394)	(9,994,195)	—	—	—	—
Expiring 2013	—	(7,818,636)	(10,870,073)	—	(936,116)	—	(419,692)

Total capital loss carryforward	$(80,426,469)	$(147,913,083)	$(29,309,944)	$—	$(936,116)	$—	$(419,692)
Timing differences (income distribution payables, straddles and swap receivables)	466,799	(440,956)	(822,826)	183,002	(305,306)	(3,043,188)	(198,041)

[1]	Expiration occurs on October 31 of the year indicated. Utilization of these losses may be limited under the Code.

     At April 30, 2006, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

		Ultra-Short
	Enhanced	Duration	Short Duration	Government		Core Fixed	Investment
	Income	Government	Government	Income	U.S. Mortgages	Income	Grade Credit

Tax Cost	$291,999,730	$637,071,075	$803,378,316	$1,109,639,247	$734,551,582	$2,241,065,952	$219,358,120

Gross unrealized gain	111,665	2,959,612	4,410,073	4,111,883	628,766	3,618,557	86,512
Gross unrealized loss	(1,716,680)	(12,987,614)	(15,777,618)	(17,918,534)	(7,173,311)	(31,834,926)	(6,680,422)

Net unrealized security loss	$(1,605,015)	$(10,028,002)	$(11,367,545)	$(13,806,651)	$(6,544,545)	$(28,216,369)	$(6,593,910)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark-to-market gains on futures and forward foreign currency contracts recognized for tax purposes and differing treatment of amortization of market premium.

7. OTHER MATTERS

The following Goldman Sachs Asset Allocation Portfolios were beneficial owners of the Funds with amounts greater than 5% as of April 30, 2006 (as a percentage of outstanding Institutional shares):

	Goldman Sachs	Goldman Sachs
	Balanced Strategy	Growth and Income
Fund	Portfolio	Strategy Portfolio

Core Fixed Income	—	7%

Short Duration Government	16%	—

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Notes to Financial Statements (continued)

April 30, 2006 (Unaudited)

7. OTHER MATTERS (continued)

Mergers and Reorganizations — At a meeting held on November 4, 2004, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Expedition Agreement”) providing for the tax-free acquisition of the Expedition Investment Grade Bond Fund by the Goldman Sachs Core Fixed Income Fund. The acquisition was completed on February 25, 2005.

     Pursuant to the Expedition Agreement, the assets and liabilities of the Expedition Investment Grade Bond Fund (“Acquired Fund”) Class A, Class B and Institutional Class were transferred into the Core Fixed Income (“Survivor Fund”) Class A, Class B and Institutional Class, respectively, in a tax-free exchange as follows:

	Exchanged Shares		Acquired Fund’s
	of Survivor	Value of	Shares Outstanding
Survivor Share Class/ Acquired Fund Share Class	Issued	Exchanged Shares	as of February 25, 2005

Core Fixed Income Class A/ Expedition Investment Grade Bond Fund Class A	443,072	$4,452,854	430,741

Core Fixed Income Class B/ Expedition Investment Grade Bond Fund Class B	168,369	1,698,846	163,996

Core Fixed Income Institutional Class/ Expedition Investment Grade Bond Fund Institutional Class	6,680,820	67,342,702	6,509,242

     The following chart shows the Survivor Fund’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the acquisition) and the Acquired Fund’s unrealized appreciation.

Survivor Fund’s
	Survivor Fund’s	Acquired Fund’s		Aggregate
	Aggregate	Aggregate		Net Assets
	Net Assets	Net Assets	Acquired Fund’s	immediately
	Before	Before	Unrealized	After
Survivor/Acquired Fund	Acquisition	Acquisition	Appreciation	Acquisition

Core Fixed Income/ Expedition Investment Grade Bond Fund	$1,459,857,120	$73,494,402	$4,701,480	$1,533,351,522

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

7. OTHER MATTERS (continued)

Legal Proceedings — Purported class and derivative action lawsuits were filed in April and May 2004 in the United States District Court for the Southern District of New York against the Goldman Sachs Group, Inc. (“GSG”), GSAM and certain related parties, including certain Goldman Sachs Funds including these funds, and the Trustees and Officers of the Trust. In June 2004, these lawsuits were consolidated into one action and in November 2004 a consolidated and amended complaint was filed against GSG, GSAM, Goldman Sachs Asset Management International (“GSAMI”), Goldman Sachs and certain related parties including certain Goldman Sachs Funds and the Trustees and Officers of the Trust. These Funds along with other investment portfolios of the Trust, were named as nominal defendants in the amended complaint. Plaintiffs filed a second amended consolidated complaint on April 15, 2005. The second amended consolidated complaint alleges violations of the Act and the Investment Advisers Act of 1940. The complaint also asserts claims involving common law breach of fiduciary duty and unjust enrichment. The complaint alleges, among other things, that between April 2, 1999 and January 9, 2004 (the “Class Period”), GSAM and other defendants made improper and excessive brokerage commission and other payments to brokers that sold shares of the Goldman Sachs Funds and omitted statements of fact in registration statements and reports filed pursuant to the Act which were necessary to prevent such registration statements and reports from being materially false and misleading. The complaint further alleges that the Goldman Sachs Funds paid excessive and improper advisory fees to Goldman Sachs. The complaint also alleges that GSAM and GSAMI used 12b-1 fees for improper purposes and made improper use of soft dollars. The complaint further alleges that the Trust’s Officers and Trustees breached their fiduciary duties in connection with the foregoing. On January 13, 2006, all claims against the defendants were dismissed by the U.S. District Court. On February 22, 2006, the plaintiffs appealed this decision.

     Based on currently available information, GSAM and GSAMI believe that the likelihood that the pending purported class action and derivative action lawsuits will have a material adverse financial impact on the Fund is remote, and the pending actions are not likely to materially affect their ability to provide investment management services to their clients, including the Goldman Sachs Funds.

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Notes to Financial Statements (continued)

April 30, 2006 (Unaudited)

8. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Enhanced Income

	For the Six Months Ended		For the Year Ended
	April 30, 2006 (Unaudited)		October 31, 2005

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	483,370	$4,684,527	3,273,708	$32,131,000
Shares converted from Class B(a)	—	—	—	—
Reinvestment of dividends and distributions	82,143	796,204	255,998	2,487,587
Shares repurchased	(2,224,633)	(21,546,106)	(12,140,930)	(118,108,073)

	(1,659,120)	(16,065,375)	(8,611,224)	(83,489,486)

Class B Shares
Shares sold	—	—	—	—
Reinvestment of dividends and distributions	—	—	—	—
Shares converted to Class A(a)	—	—	—	—
Shares repurchased	—	—	—	—

	—	—	—	—

Class C Shares
Shares sold	—	—	—	—
Reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	—	—	—	—

	—	—	—	—

Institutional Shares
Shares sold	5,772,985	55,875,405	16,755,467	162,548,083
Reinvestment of dividends and distributions	368,759	3,568,915	956,147	9,279,095
Shares repurchased	(12,639,608)	(122,260,442)	(36,934,548)	(358,792,517)

	(6,497,864)	(62,816,122)	(19,222,934)	(186,965,339)

Administration Shares
Shares sold	—	—	571	5,557
Reinvestment of dividends and distributions	3,763	36,410	8,742	84,914
Shares repurchased	(45,584)	(440,901)	(3,719,906)	(36,022,908)

	(41,821)	(404,491)	(3,710,593)	(35,932,437)

Service Shares
Shares sold	—	—	—	—
Reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	—	—	—	—

	—	—	—	—

NET INCREASE (DECREASE)	(8,198,805)	$(79,285,988)	(31,544,751)	$(306,387,262)

(a)	Class B Shares automatically convert into Class A Shares at the end of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Ultra-Short Duration				Short Duration
Government				Government

For the Six Months Ended		For the Year Ended		For the Six Months Ended		For the Year Ended
April 30, 2006 (Unaudited)		October 31, 2005		April 30,2006 (Unaudited)		October 31, 2005

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

3,328,897	$30,844,912	7,090,046	$65,947,984	8,672,738	$83,621,993	16,119,801	$157,145,812
—	—	—	—	29,929	288,656	76,808	749,858
283,732	2,631,572	605,691	5,629,485	402,496	3,880,378	636,497	6,200,433
(8,020,870)	(74,357,390)	(27,221,342)	(253,299,076)	(9,224,405)	(88,955,225)	(15,539,948)	(151,651,244)

(4,408,241)	(40,880,906)	(19,525,605)	(181,721,607)	(119,242)	(1,164,198)	1,293,158	12,444,859

—	—	—	—	2,208	21,232	21,756	212,307
—	—	—	—	20,714	199,155	45,365	440,791
—	—	—	—	(30,023)	(288,656)	(77,081)	(749,858)
—	—	—	—	(543,653)	(5,226,847)	(1,456,332)	(14,154,775)

—	—	—	—	(550,754)	(5,295,116)	(1,466,292)	(14,251,535)

—	—	—	—	233,662	2,241,438	740,225	7,181,679
—	—	—	—	42,100	403,663	90,335	875,150
—	—	—	—	(1,357,074)	(13,013,158)	(4,090,955)	(39,666,616)

—	—	—	—	(1,081,312)	(10,368,057)	(3,260,395)	(31,609,787)

5,055,386	46,940,417	25,001,463	230,212,155	13,086,310	125,905,329	39,169,692	380,331,180
411,236	3,819,751	1,186,132	11,043,037	527,948	5,078,466	848,057	8,238,392
(18,481,949)	(171,535,977)	(87,234,896)	(812,931,349)	(25,414,422)	(244,321,584)	(25,084,059)	(243,720,363)

(13,015,327)	(120,775,809)	(61,047,301)	(571,676,157)	(11,800,164)	(113,337,789)	14,933,690	144,849,209

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

28,743	267,680	874,933	8,188,313	140,100	1,345,950	729,615	7,084,387
62,979	587,156	118,204	1,103,671	9,464	90,931	13,967	135,455
(1,297,997)	(12,095,995)	(2,094,203)	(19,585,367)	(167,180)	(1,606,590)	(514,727)	(4,999,935)

(1,206,275)	(11,241,159)	(1,101,066)	(10,293,383)	(17,616)	(169,709)	228,855	2,219,907

(18,629,843)	$(172,897,874)	(81,673,972)	$(763,691,147)	(13,569,088)	$(130,334,869)	11,729,016	$113,652,653

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Notes to Financial Statements (continued)

April 30, 2006 (Unaudited)

8. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Government Income

	For the Six Months Ended		For the Year Ended
	April 30, 2006 (Unaudited)		October 31, 2005

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	14,729,823	$214,649,686	25,751,238	$380,364,618
Shares issued in connection with merger	—	—	—	—
Shares converted from Class B(a)	20,225	296,048	31,509	463,949
Reinvestment of dividends and distributions	914,949	13,314,756	1,408,483	20,800,018
Shares repurchased	(10,468,617)	(151,688,188)	(10,066,631)	(148,602,957)

	5,196,380	76,572,302	17,124,599	253,025,628

Class B Shares
Shares sold	41,477	605,108	138,121	2,040,240
Shares issued in connection with merger	—	—	—	—
Reinvestment of dividends and distributions	16,234	236,343	44,355	655,380
Shares converted to Class A(a)	(20,220)	(296,048)	(31,509)	(463,949)
Shares repurchased	(316,320)	(4,600,002)	(627,907)	(9,275,437)

	(278,829)	(4,054,599)	(476,940)	(7,043,766)

Class C Shares
Shares sold	151,834	2,213,470	362,664	5,356,965
Reinvestment of dividends and distributions	13,185	191,855	33,061	488,032
Shares repurchased	(240,764)	(3,504,249)	(497,938)	(7,351,325)

	(75,745)	(1,098,924)	(102,213)	(1,506,328)

Institutional Shares
Shares sold	6,940,736	101,222,466	3,678,638	53,949,896
Shares issued in connection with merger	—	—	—	—
Reinvestment of dividends and distributions	111,078	1,613,162	129,590	1,911,519
Shares repurchased	(3,374,974)	(49,016,071)	(4,293,634)	(63,362,003)

	3,676,840	53,819,557	(485,406)	(7,500,588)

Service Shares
Shares sold	613,287	8,922,018	745,365	11,011,823
Reinvestment of dividends and distributions	9,400	136,600	20,599	303,697
Shares repurchased	(481,892)	(7,004,797)	(284,114)	(4,188,766)

	140,795	2,053,821	481,850	7,126,754

Separate Account Institutional Shares
Shares sold	—	—	—	—
Reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	—	—	—	—

	—	—	—	—

NET INCREASE	8,659,441	$127,292,157	16,541,890	$244,101,700

(a)	Class B Shares automatically convert into Class A Shares at the end of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

U.S. Mortgages				Core Fixed Income

For the Six Months Ended		For the Year Ended		For the Six Months Ended		For the Year Ended
April 30, 2006 (Unaudited)		October 31, 2005		April 30, 2006 (Unaudited)		October 31, 2005

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

73,319	$723,930	5,019,581	$50,101,170	18,407,648	$180,295,572	35,960,982	$361,963,182
—	—	—	—	—	—	443,072	4,452,854
—	—	—	—	46,186	452,906	46,202	464,412
15,189	149,174	24,573	244,529	1,560,554	15,295,545	2,464,922	24,786,186
(63,728)	(625,182)	(4,299,105)	(42,967,447)	(12,768,798)	(125,054,335)	(23,268,765)	(233,859,094)

24,780	247,922	745,049	7,378,252	7,245,590	70,989,688	15,646,413	157,807,540

—	—	—	—	172,044	1,691,600	415,966	4,202,378
—	—	—	—	—	—	168,245	1,697,595
—	—	—	—	48,760	480,122	95,011	959,791
—	—	—	—	(45,998)	(452,906)	(46,019)	(464,412)
—	—	—	—	(523,405)	(5,153,451)	(811,301)	(8,186,679)

—	—	—	—	(348,599)	(3,434,635)	(178,098)	(1,791,327)

—	—	—	—	438,680	4,321,677	941,827	9,522,000
—	—	—	—	45,978	452,864	86,409	872,871
—	—	—	—	(671,187)	(6,616,937)	(1,028,149)	(10,392,335)

—	—	—	—	(186,529)	(1,842,396)	87	2,536

3,156,768	30,996,500	4,946,142	49,304,140	29,392,009	288,587,084	55,776,185	561,484,946
—	—	—	—	—	—	6,680,820	67,342,702
149,668	1,470,858	295,772	2,952,261	1,952,979	19,210,596	2,981,398	30,085,346
(888,637)	(8,806,136)	(9,444,926)	(93,957,727)	(10,826,895)	(106,466,644)	(38,187,685)	(385,523,566)

2,417,799	23,661,222	(4,203,012)	(41,701,326)	20,518,093	201,331,036	27,250,718	273,389,428

—	—	—	—	1,538,719	15,203,815	2,143,270	21,597,057
—	—	—	—	51,685	508,846	85,720	865,451
—	—	—	—	(490,551)	(4,826,299)	(997,254)	(10,050,301)

—	—	—	—	1,099,853	10,886,362	1,231,736	12,412,207

21,036,966	206,031,342	48,765,071	484,921,384	—	—	—	—
732,070	7,192,462	1,017,500	10,136,832	—	—	—	—
(18,822,186)	(185,970,162)	(20,254,960)	(201,858,998)	—	—	—	—

2,946,850	27,253,642	29,527,611	293,199,218	—	—	—	—

5,389,429	$51,162,786	43,950,856	$441,820,384	28,328,408	$277,930,055	43,950,856	$441,820,384

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Notes to Financial Statements (continued)

April 30, 2006 (Unaudited)

	Investment Grade Credit

	For the Six Months Ended		For the Year Ended
	April 30, 2006 (Unaudited)		October 31, 2005

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	93,120	$929,742	320,645	$3,263,617
Shares issued in connection with merger	—	—	—	—
Shares converted from Class B(a)	—	—	—	—
Reinvestment of dividends and distributions	7,339	72,687	11,900	121,009
Shares repurchased	(94,800)	(924,676)	(178,972)	(1,810,430)

	5,659	77,753	153,573	1,574,196

Class B Shares
Shares sold	—	—	—	—
Shares issued in connection with merger	—	—	—	—
Reinvestment of dividends and distributions	—	—	—	—
Shares converted to Class A(a)	—	—	—	—
Shares repurchased	—	—	—	—

	—	—	—	—

Class C Shares
Shares sold	—	—	—	—
Reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	—	—	—	—

	—	—	—	—

Institutional Shares
Shares sold	3,834	38,000	470,899	4,733,479
Shares issued in connection with merger	—	—	—	—
Reinvestment of dividends and distributions	8,907	88,368	9,313	94,718
Shares repurchased	(1,928)	(19,022)	(121,782)	(1,237,372)

	10,813	107,346	358,430	3,590,825

Service Shares
Shares sold	—	—	—	—
Reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	—	—	—	—

	—	—	—	—

Separate Account Institutional Shares
Shares sold	4,460,698	44,470,561	16,984,506	173,425,722
Reinvestment of dividends and distributions	416,306	4,126,255	528,785	5,376,549
Shares repurchased	(2,672,772)	(26,569,347)	(4,986,999)	(50,618,751)

	2,204,232	22,027,469	12,526,292	128,183,520

NET INCREASE	2,220,704	$22,212,568	13,038,295	$133,348,541

(a)	Class B Shares automatically convert into Class A Shares at the end of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

9. SUBSEQUENT EVENT

Mergers and Reorganizations — At a meeting held on December 14, 2005, the Trust’s Board of Trustees approved an Agreement and Plan of Reorganization which provided for the reorganization of the First Funds’ Intermediate Bond Portfolio into the Trust’s Core Fixed Income Fund. On April 7, 2006, the Board of Trustees approved certain amendments to the Agreement and Plan of Reorganization. The reorganization was completed on June 5, 2006.

GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations
					Distributions to
	Net asset				Shareholders
	value,	Net	Net realized	Total from	from net	Net asset
	beginning	investment	and unrealized	investment	investment	value, end	Total
Year - Share Class	of period	income(a)	gain (loss)	operations	income	of period	return(b)

FOR THE SIX MONTHS ENDED APRIL 30, (Unaudited)

2006 - A	$9.68	$0.14	$0.05	$0.19	$(0.16)	$9.71	1.94%
2006 - Institutional	9.67	0.16	0.03	0.19	(0.17)	9.69	2.03
2006 - Administration	9.67	0.15	0.03	0.18	(0.16)	9.69	1.90

FOR THE YEARS ENDED OCTOBER 31,

2005 - A	9.78	0.28	(0.10)	0.18	(0.28)	9.68	1.88
2005 - Institutional	9.77	0.32	(0.10)	0.22	(0.32)	9.67	2.28
2005 - Administration	9.78	0.30	(0.12)	0.18	(0.29)	9.67	1.92

2004 - A	9.99	0.25	(0.19)	0.06	(0.27)	9.78	0.63
2004 - Institutional	9.98	0.30	(0.20)	0.10	(0.31)	9.77	1.04
2004 - Administration	9.99	0.27	(0.19)	0.08	(0.29)	9.78	0.79

2003 - A	10.13	0.33	(0.15)	0.18	(0.32)	9.99	1.77
2003 - Institutional	10.12	0.37	(0.15)	0.22	(0.36)	9.98	2.18
2003 - Administration	10.13	0.33	(0.14)	0.19	(0.33)	9.99	1.93

2002 - A	10.26	0.38	(0.13)	0.25	(0.38)	10.13	2.48
2002 - Institutional	10.26	0.42	(0.14)	0.28	(0.42)	10.12	2.79
2002 - Administration	10.27	0.40	(0.14)	0.26	(0.40)	10.13	2.53

2001 - A	10.00	0.45	0.34	0.79	(0.53)	10.26	8.10
2001 - Institutional	10.00	0.55	0.28	0.83	(0.57)	10.26	8.53
2001 - Administration	10.00	0.49	0.32	0.81	(0.54)	10.27	8.35

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
(c)	Annualized.

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

					Ratios assuming no
					expense reductions

			Ratio of				Ratio of
Net assets	Ratio of		net investment		Ratio of		net investment
at end	net expenses		income to		total expenses		income to		Portfolio
of period	to average		average net		to average		average net		turnover
(in 000s)	net assets		assets		net assets		assets		rate

$49,718	0.62	%(c)	2.99	%(c)	0.77	%(c)	2.84	%(c)	41%
239,160	0.25	(c)	3.36	(c)	0.40	(c)	3.21	(c)	41
2,169	0.50	(c)	3.10	(c)	0.65	(c)	2.95	(c)	41

65,645	0.64		2.94		0.79		2.80		49
301,362	0.25		3.34		0.40		3.19		49
2,568	0.50		3.09		0.65		2.94		49

150,537	0.65		2.61		0.73		2.53		51
492,276	0.25		3.02		0.33		2.94		51
38,881	0.50		2.75		0.58		2.67		51

378,378	0.65		3.28		0.71		3.22		41
1,106,956	0.25		3.65		0.31		3.59		41
50,463	0.50		3.34		0.56		3.28		41

810,768	0.65		3.70		0.72		3.63		65
2,071,378	0.25		4.17		0.32		4.10		65
18,965	0.50		3.91		0.57		3.84		65

151,497	0.65		4.60		0.80		4.45		127
807,871	0.25		5.40		0.40		5.25		127
5,320	0.50		4.80		0.65		4.65		127

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations
							Distributions
	Net asset						to shareholders
	value,	Net		Net realized		Total from	from net
	beginning	investment		and unrealized		investment	investment
Year - Share Class	of period	income(a)		gain (loss)		operations	income

FOR THE SIX MONTHS ENDED APRIL 30, (Unaudited)

2006 - A	$9.27	$0.15		$0.04		$0.19	$(0.16)
2006 - Institutional	9.28	0.17		0.04		0.21	(0.18)
2006 - Service	9.31	0.14		0.04		0.18	(0.15)

FOR THE YEARS ENDED OCTOBER 31,

2005 - A	9.33	0.20		(0.01)		0.19	(0.25)
2005 - Institutional	9.34	0.23		—	(e)	0.23	(0.29)
2005 - Service	9.37	0.19		(0.01)		0.18	(0.24)

2004 - A	9.47	0.19		(0.04)		0.15	(0.29)
2004 - Institutional	9.48	0.23		(0.04)		0.19	(0.33)
2004 - Service	9.50	0.18		(0.03)		0.15	(0.28)

2003 - A	9.66	0.24		(0.11)		0.13	(0.32)
2003 - Institutional	9.68	0.28		(0.12)		0.16	(0.36)
2003 - Service	9.69	0.23		(0.11)		0.12	(0.31)

2002 - A	9.79	0.31	(d)	(0.06	)(d)	0.25	(0.38)
2002 - Institutional	9.81	0.35	(d)	(0.06	)(d)	0.29	(0.42)
2002 - Service	9.82	0.31	(d)	(0.07	)(d)	0.24	(0.37)

2001 - A	9.56	0.53		0.23		0.76	(0.53)
2001 - Institutional	9.58	0.56		0.24		0.80	(0.57)
2001 - Service	9.58	0.42		0.34		0.76	(0.52)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
(c)	Includes the effect of mortgage dollar roll transactions.
(d)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.05, increase net realized and unrealized gains and losses per share by $0.05, and decrease the ratio of net investment income to average net assets with and without expense reductions by 0.48%. Per share ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(e)	Amount is less than $0.005 per share.
(f)	Annualized.

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

							Ratios assuming no
							expense reductions

					Ratio of		Ratio of		Ratio of
		Net assets	Ratio of		net investment		total		net investment
Net asset		at end of	net expenses		income to		expenses		income to		Portfolio
value, end	Total	period	to average		average net		to average		average net		turnover
of period	return(b)	(in 000s)	net assets		assets		net assets		assets		rate(c)

$9.30	2.19%	$149,868	0.86	%(f)	3.24	%(f)	0.92	%(f)	3.18	%(f)	30%
9.31	2.26	465,424	0.49	(f)	3.61	(f)	0.55	(f)	3.55	(f)	30
9.34	2.00	31,517	0.99	(f)	3.10	(f)	1.04	(f)	3.05	(f)	30

9.27	1.98	190,210	0.89		2.20		0.89		2.20		71
9.28	2.49	584,628	0.49		2.59		0.50		2.58		71
9.31	1.97	42,642	0.99		2.06		1.00		2.05		71

9.33	1.61	373,650	0.88		2.12		0.88		2.12		103
9.34	2.02	1,158,844	0.48		2.49		0.48		2.49		103
9.37	1.61	53,241	0.98		1.95		0.98		1.95		103

9.47	1.40	768,910	0.86		2.55		0.86		2.55		102
9.48	1.69	1,967,845	0.46		2.95		0.46		2.95		102
9.50	1.29	67,480	0.96		2.43		0.96		2.43		102

9.66	2.57	1,000,977	0.88		3.21	(d)	0.88		3.21	(d)	144
9.68	2.98	2,646,847	0.48		3.65	(d)	0.48		3.65	(d)	144
9.69	2.46	35,883	0.98		3.20	(d)	0.98		3.20	(d)	144

9.79	8.21	59,209	0.89		5.48		0.97		5.40		87
9.81	8.62	278,316	0.49		5.79		0.57		5.71		87
9.82	8.19	31,698	0.99		4.52		1.07		4.44		87

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
		investment operations				to shareholders

	Net asset
	value,	Net		Net realized	Total from	From net	From
	beginning	investment		and unrealized	investment	investment	paid-in	Total
Year - Share Class	of period	income(a)		gain (loss)	operations	income	capital	distributions

FOR THE SIX MONTHS ENDED APRIL 30, (Unaudited)

2006 - A	$9.65	$0.15		$(0.02)	$0.13	$(0.15)	$—	$(0.15)
2006 - B	9.62	0.12		(0.01)	0.11	(0.13)	—	(0.13)
2006 - C	9.59	0.11		—	0.11	(0.12)	—	(0.12)
2006 - Institutional	9.63	0.17		(0.02)	0.15	(0.17)	—	(0.17)
2006 - Service	9.61	0.14		—	0.14	(0.15)	—	(0.15)

FOR THE YEARS ENDED OCTOBER 31,

2005 - A	9.86	0.24		(0.19)	0.05	(0.26)	—	(0.26)
2005 - B	9.83	0.19		(0.20)	(0.01)	(0.20)	—	(0.20)
2005 - C	9.81	0.17		(0.20)	(0.03)	(0.19)	—	(0.19)
2005 - Institutional	9.84	0.29		(0.20)	0.09	(0.30)	—	(0.30)
2005 - Service	9.82	0.23		(0.19)	0.04	(0.25)	—	(0.25)

2004 - A	9.99	0.24		(0.06)	0.18	(0.30)	(0.01)	(0.31)
2004 - B	9.95	0.19		(0.06)	0.13	(0.24)	(0.01)	(0.25)
2004 - C	9.93	0.17		(0.06)	0.11	(0.22)	(0.01)	(0.23)
2004 - Institutional	9.96	0.28		(0.05)	0.23	(0.33)	(0.02)	(0.35)
2004 - Service	9.95	0.22		(0.05)	0.17	(0.29)	(0.01)	(0.30)

2003 - A	10.12	0.35		(0.14)	0.21	(0.34)	—	(0.34)
2003 - B	10.09	0.29		(0.15)	0.14	(0.28)	—	(0.28)
2003 - C	10.07	0.27		(0.14)	0.13	(0.27)	—	(0.27)
2003 - Institutional	10.10	0.39		(0.15)	0.24	(0.38)	—	(0.38)
2003 - Service	10.09	0.34		(0.15)	0.19	(0.33)	—	(0.33)

2002 - A	10.04	0.37	(d)	0.14 (d)	0.51	(0.43)	—	(0.43)
2002 - B	10.01	0.31	(d)	0.14 (d)	0.45	(0.37)	—	(0.37)
2002 - C	9.99	0.28	(d)	0.16 (d)	0.44	(0.36)	—	(0.36)
2002 - Institutional	10.02	0.42	(d)	0.13 (d)	0.55	(0.47)	—	(0.47)
2002 - Service	10.01	0.37	(d)	0.13 (d)	0.50	(0.42)	—	(0.42)

2001 - A	9.49	0.51		0.60	1.11	(0.56)	—	(0.56)
2001 - B	9.46	0.47		0.58	1.05	(0.50)	—	(0.50)
2001 - C	9.45	0.44		0.58	1.02	(0.48)	—	(0.48)
2001 - Institutional	9.47	0.57		0.58	1.15	(0.60)	—	(0.60)
2001 - Service	9.46	0.53		0.57	1.10	(0.55)	—	(0.55)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
(c)	Includes the effect of mortgage dollar roll transactions.
(d)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.06, increase net realized and unrealized gains and losses per share by $0.06, and decrease the ratio of net investment income to average net assets with and without expense reduction by 0.63%. Per share ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(e)	Annualized.

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets	Ratio of		net investment		Ratio of		net investment
Net asset		at end of	net expenses		income to		total expenses		income to		Portfolio
value, end	Total	period	to average		average		to average		average		turnover
of period	return(b)	(in 000s)	net assets		net assets		net assets		net assets		rate(c)

$9.63	1.40%	$325,643	0.91	%(e)	3.16	%(e)	1.00	%(e)	3.07	%(e)	55%
9.60	1.21	18,270	1.51	(e)	2.56	(e)	1.75	(e)	2.32	(e)	55
9.58	1.14	46,619	1.66	(e)	2.41	(e)	1.75	(e)	2.32	(e)	55
9.61	1.59	403,138	0.54	(e)	3.54	(e)	0.63	(e)	3.45	(e)	55
9.60	1.44	12,817	1.04	(e)	3.03	(e)	1.13	(e)	2.94	(e)	55

9.65	0.50	327,365	0.93		2.50		0.99		2.44		98
9.62	(0.10)	23,602	1.54		1.95		1.74		1.75		98
9.59	(0.35)	57,078	1.69		1.80		1.74		1.75		98
9.63	0.89	517,492	0.54		2.87		0.60		2.81		98
9.61	0.39	13,009	1.04		2.38		1.10		2.32		98

9.86	1.81	321,863	0.94		2.41		1.00		2.35		249
9.83	1.31	38,526	1.54		1.85		1.75		1.64		249
9.81	1.16	90,317	1.69		1.71		1.75		1.65		249
9.84	2.33	382,008	0.54		2.79		0.60		2.73		249
9.82	1.72	11,047	1.04		2.22		1.10		2.16		249

9.99	2.11	317,379	0.95		3.46		1.01		3.40		184
9.95	1.41	50,580	1.55		2.87		1.76		2.66		184
9.93	1.26	130,087	1.70		2.71		1.76		2.65		184
9.96	2.43	415,210	0.55		3.86		0.61		3.80		184
9.95	1.92	6,156	1.05		3.36		1.11		3.30		184

10.12	5.26	246,763	0.94		3.69	(d)	1.04		3.59	(d)	194
10.09	4.65	49,874	1.54		3.09	(d)	1.79		2.84	(d)	194
10.07	4.50	95,458	1.69		2.84	(d)	1.79		2.74	(d)	194
10.10	5.69	280,452	0.54		4.20	(d)	0.64		4.10	(d)	194
10.09	5.17	11,471	1.04		3.70	(d)	1.14		3.60	(d)	194

10.04	12.00	88,394	0.94		5.26		1.11		5.09		243
10.01	11.38	16,809	1.54		4.80		1.86		4.48		243
9.99	11.12	18,871	1.69		4.59		1.86		4.42		243
10.02	12.47	206,129	0.54		5.89		0.71		5.72		243
10.01	11.93	8,154	1.04		5.40		1.21		5.23		243

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations				Distributions to shareholders

	Net asset
	value,	Net		Net realized	Total from	From net	From net
	beginning	investment		and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)		gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED APRIL 30, (Unaudited)

2006 - A	$14.57	$0.26		$(0.16)	$0.10	$(0.26)	$— (f)	$(0.26)
2006 - B	14.57	0.20		(0.16)	0.04	(0.20)	— (f)	(0.20)
2006 - C	14.56	0.20		(0.16)	0.04	(0.20)	— (f)	(0.20)
2006 - Institutional	14.55	0.28		(0.15)	0.13	(0.28)	— (f)	(0.28)
2006 - Service	14.54	0.25		(0.16)	0.09	(0.25)	— (f)	(0.25)

FOR THE YEARS ENDED OCTOBER 31,

2005 - A	15.00	0.43		(0.30)	0.13	(0.39)	(0.17)	(0.56)
2005 - B	15.00	0.30		(0.28)	0.02	(0.28)	(0.17)	(0.45)
2005 - C	14.99	0.31		(0.29)	0.02	(0.28)	(0.17)	(0.45)
2005 - Institutional	14.98	0.46		(0.27)	0.19	(0.45)	(0.17)	(0.62)
2005 - Service	14.98	0.41		(0.31)	0.10	(0.37)	(0.17)	(0.54)

2004 - A	14.88	0.39		0.33	0.72	(0.47)	(0.13)	(0.60)
2004 - B	14.88	0.28		0.32	0.60	(0.35)	(0.13)	(0.48)
2004 - C	14.87	0.28		0.32	0.60	(0.35)	(0.13)	(0.48)
2004 - Institutional	14.85	0.46		0.33	0.79	(0.53)	(0.13)	(0.66)
2004 - Service	14.85	0.37		0.34	0.71	(0.45)	(0.13)	(0.58)

2003 - A	14.95	0.41		0.05	0.46	(0.51)	(0.02)	(0.53)
2003 - B	14.95	0.31		0.04	0.35	(0.40)	(0.02)	(0.42)
2003 - C	14.94	0.31		0.04	0.35	(0.40)	(0.02)	(0.42)
2003 - Institutional	14.93	0.47		0.04	0.51	(0.57)	(0.02)	(0.59)
2003 - Service	14.92	0.41		0.04	0.45	(0.50)	(0.02)	(0.52)

2002 - A	14.96	0.63	(d)	0.19 (d)	0.82	(0.67)	(0.16)	(0.83)
2002 - B	14.96	0.52	(d)	0.19 (d)	0.71	(0.56)	(0.16)	(0.72)
2002 - C	14.95	0.51	(d)	0.20 (d)	0.71	(0.56)	(0.16)	(0.72)
2002 - Institutional	14.94	0.69	(d)	0.19 (d)	0.88	(0.73)	(0.16)	(0.89)
2002 - Service	14.93	0.62	(d)	0.19 (d)	0.81	(0.66)	(0.16)	(0.82)

2001 - A	13.84	0.78		1.13	1.91	(0.79)	—	(0.79)
2001 - B	13.85	0.68		1.11	1.79	(0.68)	—	(0.68)
2001 - C	13.84	0.68		1.11	1.79	(0.68)	—	(0.68)
2001 - Institutional	13.82	0.83		1.14	1.97	(0.85)	—	(0.85)
2001 - Service	13.82	0.76		1.13	1.89	(0.78)	—	(0.78)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
(c)	Includes the effect of mortgage dollar roll transactions.
(d)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.06, increase net realized and unrealized gains and losses per share by $0.06, and decrease the ratio of net investment income to average net assets with and without expense reductions by 0.44%. Per share ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(e)	Annualized.
(f)	Amount is less than $0.005 per share.

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

							Ratios assuming no
							expense reductions

					Ratio of		Ratio of		Ratio of
		Net assets	Ratio of		net investment		total		net investment
Net asset		at end of	net expenses		income to		expenses		income to		Portfolio
value, end	Total	period	to average		average net		to average		average net		turnover
of period	return(b)	(in 000s)	net assets		assets		net assets		assets		rate(c)

$14.41	0.65%	$796,959	0.95	%(e)	3.45	%(e)	1.05	%(e)	3.35	%(e)	462%
14.41	0.28	20,595	1.70	(e)	2.71	(e)	1.80	(e)	2.61	(e)	462
14.40	0.35	17,399	1.70	(e)	2.71	(e)	1.80	(e)	2.61	(e)	462
14.40	0.91	113,013	0.58	(e)	3.82	(e)	0.69	(e)	3.71	(e)	462
14.38	0.66	18,048	1.08	(e)	3.33	(e)	1.18	(e)	3.23	(e)	462

14.57	0.80	729,958	0.97		2.83		1.07		2.73		256
14.57	0.04	24,882	1.72		2.08		1.83		1.97		256
14.56	0.11	18,692	1.72		2.08		1.83		1.97		256
14.55	1.26	60,747	0.58		3.20		0.69		3.08		256
14.54	0.69	16,198	1.08		2.74		1.18		2.64		256

15.00	4.99	494,883	0.98		2.60		1.17		2.41		609
15.00	4.21	32,782	1.73		1.93		1.92		1.74		609
14.99	4.14	20,778	1.73		1.91		1.92		1.72		609
14.98	5.35	69,770	0.58		3.12		0.77		2.93		609
14.98	4.90	9,467	1.08		2.55		1.27		2.36		609

14.88	3.11	358,058	0.99		2.78		1.18		2.59		520
14.88	2.34	44,120	1.74		2.06		1.93		1.87		520
14.87	2.34	23,720	1.74		2.05		1.93		1.86		520
14.85	3.60	151,111	0.59		3.16		0.78		2.97		520
14.85	3.01	10,491	1.09		2.72		1.28		2.53		520

14.95	5.77	248,719	0.98		4.26	(d)	1.24		4.00	(d)	226
14.95	4.99	51,124	1.73		3.54	(d)	1.99		3.28	(d)	226
14.94	4.99	24,095	1.73		3.49	(d)	1.99		3.23	(d)	226
14.93	6.13	82,523	0.58		4.74	(d)	0.84		4.48	(d)	226
14.92	5.68	10,762	1.08		4.25	(d)	1.34		3.99	(d)	226

14.96	14.20	142,904	0.98		5.46		1.31		5.13		473
14.96	13.27	34,036	1.73		4.71		2.06		4.38		473
14.95	13.28	13,814	1.73		4.71		2.06		4.38		473
14.94	14.67	34,997	0.58		5.80		0.91		5.47		473
14.93	14.04	8,239	1.08		5.27		1.41		4.94		473

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income from			Distributions
		investment operations			to shareholders

	Net asset
	value,	Net	Net realized	Total from	From net	From net
	beginning	investment	and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)	gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED APRIL 30, (Unaudited)

2006 - A	$9.82	$0.19	$(0.07)	$0.12	$(0.19)	$—	$(0.19)
2006 - Institutional	9.82	0.21	(0.07)	0.14	(0.20)	—	(0.20)
2006 - Separate Account Institutional	9.82	0.21	(0.07)	0.14	(0.21)	—	(0.21)

FOR THE YEAR ENDED OCTOBER 31,

2005 - A	10.22	0.28	(0.17)	0.11	(0.33)	(0.18)	(0.51)
2005 - Institutional	10.22	0.33	(0.18)	0.15	(0.37)	(0.18)	(0.55)
2005 - Separate Account Institutional	10.21	0.36	(0.20)	0.16	(0.37)	(0.18)	(0.55)

FOR THE PERIOD ENDED OCTOBER 31,

2004 - A (commenced November 3, 2003)	10.00	0.22	0.33	0.55	(0.33)	—	(0.33)
2004 - Institutional (commenced November 3, 2003)	10.00	0.29	0.31	0.60	(0.38)	—	(0.38)
2004 - Separate Account Institutional (commenced November 3, 2003)	10.00	0.31	0.28	0.59	(0.38)	—	(0.38)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
(c)	Includes the effect of mortgage dollar roll transactions.
(d)	Annualized.

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

							Ratios assuming no
							expense reductions

					Ratio of		Ratio of		Ratio of
		Net assets	Ratio of		net investment		total		net investment
Net asset		at end of	net expenses		income to		expenses		income to		Portfolio
value, end	Total	of period	to average		average net		to average		average net		turnover
of period	return(b)	(in 000s)	net assets		assets		net assets		assets		rate(c)

$9.75	1.33%	$8,103	0.79	%(d)	4.00	%(d)	1.02	%(d)	3.77	%(d)	997%
9.76	1.50	97,705	0.39	(d)	4.38	(d)	0.65	(d)	4.12	(d)	997
9.75	1.52	413,463	0.35	(d)	4.37	(d)	0.58	(d)	4.14	(d)	997

9.82	1.00	7,916	0.81		2.88		0.98		2.71		2006
9.82	1.49	74,616	0.40		3.43		0.58		3.24		2006
9.82	1.54	387,306	0.35		3.42		0.53		3.24		2006

10.22	5.60	628	0.82	(d)	1.95	(d)	1.08	(d)	1.69	(d)	1953
10.22	6.07	120,628	0.40	(d)	2.86	(d)	0.68	(d)	2.58	(d)	1953
10.21	6.03	101,429	0.35	(d)	2.98	(d)	0.63	(d)	2.70	(d)	1953

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions
		investment operations			to shareholders

	Net asset
	value,	Net	Net realized	Total from	From net	From net
	beginning	investment	and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)	gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED APRIL 30, (Unaudited)

2006 - A	$9.87	$0.20	$(0.15)	$0.05	$(0.20)	$(0.06)	$(0.26)
2006 - B	9.91	0.17	(0.16)	0.01	(0.16)	(0.06)	(0.22)
2006 - C	9.91	0.17	(0.16)	0.01	(0.16)	(0.06)	(0.22)
2006 - Institutional	9.90	0.22	(0.15)	0.07	(0.22)	(0.06)	(0.28)
2006 - Service	9.91	0.20	(0.16)	0.04	(0.19)	(0.06)	(0.25)

FOR THE YEARS ENDED OCTOBER 31,

2005 - A	10.25	0.32	(0.20)	0.12	(0.37)	(0.13)	(0.50)
2005 - B	10.29	0.24	(0.20)	0.04	(0.29)	(0.13)	(0.42)
2005 - C	10.29	0.24	(0.20)	0.04	(0.29)	(0.13)	(0.42)
2005 - Institutional	10.28	0.36	(0.21)	0.15	(0.40)	(0.13)	(0.53)
2005 - Service	10.29	0.31	(0.21)	0.10	(0.35)	(0.13)	(0.48)

2004 - A	10.31	0.30	0.32	0.62	(0.33)	(0.35)	(0.68)
2004 - B	10.35	0.23	0.31	0.54	(0.25)	(0.35)	(0.60)
2004 - C	10.35	0.23	0.31	0.54	(0.25)	(0.35)	(0.60)
2004 - Institutional	10.35	0.34	0.31	0.65	(0.37)	(0.35)	(0.72)
2004 - Service	10.35	0.29	0.32	0.61	(0.32)	(0.35)	(0.67)

2003 - A	10.07	0.40	0.28	0.68	(0.40)	(0.04)	(0.44)
2003 - B	10.10	0.33	0.28	0.61	(0.32)	(0.04)	(0.36)
2003 - C	10.10	0.33	0.28	0.61	(0.32)	(0.04)	(0.36)
2003 - Institutional	10.09	0.45	0.29	0.74	(0.44)	(0.04)	(0.48)
2003 - Service	10.09	0.40	0.29	0.69	(0.39)	(0.04)	(0.43)

2002 - A	10.25	0.50	(0.13)	0.37	(0.52)	(0.03)	(0.55)
2002 - B	10.29	0.43	(0.15)	0.28	(0.44)	(0.03)	(0.47)
2002 - C	10.29	0.43	(0.15)	0.28	(0.44)	(0.03)	(0.47)
2002 - Institutional	10.28	0.55	(0.15)	0.40	(0.56)	(0.03)	(0.59)
2002 - Service	10.28	0.51	(0.16)	0.35	(0.51)	(0.03)	(0.54)

2001 - A	9.52	0.56	0.75	1.31	(0.58)	—	(0.58)
2001 - B	9.54	0.49	0.77	1.26	(0.51)	—	(0.51)
2001 - C	9.55	0.49	0.76	1.25	(0.51)	—	(0.51)
2001 - Institutional	9.54	0.60	0.76	1.36	(0.62)	—	(0.62)
2001 - Service	9.54	0.55	0.76	1.31	(0.57)	—	(0.57)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
(c)	Includes the effect of mortgage dollar roll transactions.
(d)	Annualized.

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets	Ratio of		net investment		Ratio of		net investment
Net asset		at end of	net expenses		income to		total expenses		income to		Portfolio
value, end	Total	period	to average		average		to average		average		turnover
of period	return(b)	(in 000s)	net assets		net assets		net assets		net assets		rate(c)

$9.66	0.48%	$714,044	0.85	%(d)	4.17	%(d)	0.87	%(d)	4.15	%(d)	363%
9.70	0.11	25,098	1.60	(d)	3.42	(d)	1.62	(d)	3.40	(d)	363
9.70	0.11	21,125	1.60	(d)	3.41	(d)	1.62	(d)	3.40	(d)	363
9.69	0.66	1,273,801	0.48	(d)	4.55	(d)	0.50	(d)	4.53	(d)	363
9.70	0.41	41,678	0.98	(d)	4.05	(d)	1.00	(d)	4.04	(d)	363

9.87	1.14	658,114	0.86		3.14		0.87		3.13		283
9.91	0.38	29,096	1.61		2.40		1.62		2.39		283
9.91	0.38	23,432	1.61		2.40		1.62		2.39		283
9.90	1.53	1,098,280	0.47		3.54		0.48		3.53		283
9.91	1.02	31,682	0.97		3.03		0.98		3.02		283

10.25	6.24	523,045	0.90		2.96		0.90		2.96		549
10.29	5.43	32,040	1.65		2.21		1.65		2.21		549
10.29	5.42	24,323	1.65		2.21		1.65		2.21		549
10.28	6.55	860,021	0.50		3.36		0.50		3.36		549
10.29	6.22	20,221	1.00		2.86		1.00		2.86		549

10.31	7.03	445,178	0.89		3.91		0.89		3.91		489
10.35	6.31	37,120	1.64		3.21		1.64		3.21		489
10.35	6.21	25,409	1.64		3.16		1.64		3.16		489
10.35	7.54	695,181	0.49		4.39		0.49		4.39		489
10.35	6.90	21,827	0.99		3.89		0.99		3.89		489

10.07	3.59	315,441	0.90		5.03		0.90		5.03		437
10.10	2.70	36,131	1.65		4.33		1.65		4.33		437
10.10	2.80	20,176	1.65		4.32		1.65		4.32		437
10.09	3.99	733,996	0.50		5.51		0.50		5.51		437
10.09	3.47	29,761	1.00		5.05		1.00		5.05		437

10.25	14.17	178,885	0.94		5.61		0.94		5.61		315
10.29	13.51	26,848	1.69		4.93		1.69		4.93		315
10.29	13.38	11,998	1.69		4.89		1.69		4.89		315
10.28	14.69	440,836	0.54		6.05		0.54		6.05		315
10.28	14.13	26,667	1.04		5.54		1.04		5.54		315

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income from			Distributions
		investment operations			to shareholders

	Net asset
	value,	Net	Net realized	Total from	From net	From net
	beginning	investment	and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)	gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED APRIL 30, (Unaudited)

2006 - A	$9.93	$0.22	$(0.21)	$0.01	$(0.23)	$—	$(0.23)
2006 - Institutional	9.95	0.24	(0.22)	0.02	(0.25)	—	(0.25)
2006 - Separate Account Institutional	9.94	0.24	(0.21)	0.03	(0.25)	—	(0.25)

FOR THE YEAR ENDED OCTOBER 31,

2005 - A	10.31	0.40	(0.35)	0.05	(0.39)	(0.04)	(0.43)
2005 - Institutional	10.32	0.52	(0.42)	0.10	(0.43)	(0.04)	(0.47)
2005 - Separate Account Institutional	10.31	0.46	(0.35)	0.11	(0.44)	(0.04)	(0.48)

FOR THE PERIOD ENDED OCTOBER 31,

2004 - A (commenced November 3, 2003)	10.00	0.38	0.31	0.69	(0.38)	—	(0.38)
2004 - Institutional (commenced November 3, 2003)	10.00	0.44	0.30	0.74	(0.42)	—	(0.42)
2004 - Separate Account Institutional (commenced November 3, 2003)	10.00	0.43	0.31	0.74	(0.43)	—	(0.43)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
(c)	Annualized.

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

							Ratios assuming no
							expense reductions

					Ratio of		Ratio of		Ratio of
		Net assets	Ratio of		net investment		total		net investment
Net asset		at end of	net expenses		income to		expenses		income to		Portfolio
value, end	Total	of period	to average		average net		to average		average net		turnover
of period	return(b)	(in 000s)	net assets		assets		net assets		assets		rate

$9.71	(0.06)%	$3,597	0.79	%(c)	4.60	%(c)	1.05	%(c)	4.34	%(c)	39%
9.72	0.24	3,661	0.40	(c)	5.00	(c)	0.67	(c)	4.73	(c)	39
9.72	0.17	209,310	0.35	(c)	5.05	(c)	0.63	(c)	4.77	(c)	39

9.93	0.50	3,622	0.81		3.88		1.07		3.62		88
9.95	0.89	3,638	0.40		4.40		0.66		4.14		88
9.94	1.04	192,196	0.35		4.34		0.62		4.07		88

10.31	7.00	2,179	0.82	(c)	3.66	(c)	1.85	(c)	2.63	(c)	78
10.32	7.57	76	0.40	(c)	4.28	(c)	1.45	(c)	3.23	(c)	78
10.31	7.52	70,269	0.35	(c)	4.26	(c)	1.40	(c)	3.21	(c)	78

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Fund Expenses (Unaudited) — Six Month Period Ended April 30, 2006

          As a shareholder of Class A, Class B, Class C, Institutional, Administration, Service or Separate Account Institutional Shares of the Funds you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (with respect to Class A Shares), contingent deferred sales charges (loads) on redemptions (with respect to Class B and C shares), and redemption fees (if any); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A, Class B and Class C Shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class B, Class C, Institutional, Administration, Service and Separate Account Institutional Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 through April 30, 2006.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Enhanced Income Fund				Ultra-Short Duration Government Fund				Short Duration Government Fund				Government Income Fund

				Expenses				Expense				Expenses				Expenses
	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the
	Account Value	Account Value		6 months ended	Account Value	Account Value		6 months ended	Account Value	Account Value		6 months ended	Account Value	Account Value		6 months ended
Share Class	11/1/05	4/30/06		4/30/06*	11/1/05	4/30/06		4/30/06*	11/1/05	4/30/06		4/30/06*	11/1/05	4/30/06		4/30/06*

Class A
Actual	$1,000.00	$1,019.40		$3.12	$1,000.00	$1,021.90		$4.33	$1,000.00	$1,014.00		$4.55	$1,000.00	$1,006.50		$4.74
Hypothetical 5% return	1,000.00	1,021.71	+	3.12	1,000.00	1,020.52	+	4.32	1,000.00	1,020.27	+	4.57	1,000.00	1,020.07	+	4.77

Class B
Actual	N/A	N/A		N/A	N/A	N/A		N/A	1,000.00	1,012.10		7.55	1,000.00	1,002.80		8.46
Hypothetical 5% return	N/A	N/A		N/A	N/A	N/A		N/A	1,000.00	1,017.29	+	7.57	1,000.00	1,016.35	+	8.51

Class C
Actual	N/A	N/A		N/A	N/A	N/A		N/A	1,000.00	1,011.40		8.30	1,000.00	1,003.50		8.46
Hypothetical 5% return	N/A	N/A		N/A	N/A	N/A		N/A	1,000.00	1,016.54	+	8.32	1,000.00	1,016.35	+	8.51

Institutional
Actual	1,000.00	1,020.30		1.27	1,000.00	1,022.60		2.47	1,000.00	1,015.90		2.72	1,000.00	1,009.10		2.89
Hypothetical 5% return	1,000.00	1,023.54	+	1.27	1,000.00	1,022.35	+	2.47	1,000.00	1,022.10	+	2.73	1,000.00	1,021.91	+	2.91

Administration
Actual	1,000.00	1,019.00		2.52	N/A	N/A		N/A	N/A	N/A		N/A	N/A	N/A		N/A
Hypothetical 5% return	1,000.00	1,022.30	+	2.52	N/A	N/A		N/A	N/A	N/A		N/A	N/A	N/A		N/A

Service
Actual	N/A	N/A		N/A	1,000.00	1,020.00		4.97	1,000.00	1,014.40		5.21	1,000.00	1,006.60		5.38
Hypothetical 5% return	N/A	N/A		N/A	1,000.00	1,019.88	+	4.97	1,000.00	1,019.62	+	5.22	1,000.00	1,019.43	+	5.42

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

	U.S. Mortgages Fund			Core Fixed Income Fund				Investment Grade Credit Fund

			Expenses				Expenses				Expenses
	Beginning	Ending	Paid for the	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the
	Account Value	Account Value	6 months ended	Account Value	Account Value		6 months ended	Account Value	Account Value		6 months ended
Share Class	11/1/05	4/30/06	4/30/06*	11/1/05	4/30/06		4/30/06*	11/1/05	4/30/06		4/30/06*

Class A
Actual	$1,000.00	$1,013.30	$3.92	$1,000.00	$1,004.80		$4.23	$1,000.00	$999.40		$3.92
Hypothetical 5% return	1,000.00	1,020.90 +	3.94	1,000.00	1,020.58	+	4.26	1,000.00	1,020.87	+	3.97

Class B
Actual	N/A	N/A	N/A	1,000.00	1,001.10		7.94	N/A	N/A		N/A
Hypothetical 5% return	N/A	N/A	N/A	1,000.00	1,016.86	+	8.01	N/A	N/A		N/A

Class C
Actual	N/A	N/A	N/A	1,000.00	1,001.10		7.94	N/A	N/A		N/A
Hypothetical 5% return	N/A	N/A	N/A	1,000.00	1,016.86	+	8.00	N/A	N/A		N/A

Institutional
Actual	1,000.00	1,015.00	1.97	1,000.00	1,006.60		2.40	1,000.00	1,002.40		2.00
Hypothetical 5% return	1,000.00	1,022.84 +	1.98	1,000.00	1,022.41	+	2.41	1,000.00	1,022.80	+	2.02

Service
Actual	N/A	N/A	N/A	1,000.00	1,004.10		4.88	N/A	N/A		N/A
Hypothetical 5% return	N/A	N/A	N/A	1,000.00	1,019.93	+	4.91	N/A	N/A		N/A

Separate Account Institutional
Actual	1,000.00	1,015.20	1.73	N/A	N/A		N/A	1,000.00	1,001.70		1.75
Hypothetical 5% return	1,000.00	1,023.08	1.74	N/A	N/A		N/A	1,000.00	1,023.05	+	1.77

*	Expenses for each share class are calculated using the Fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 04/30/06. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized expense ratios for the period were as follows:

							Separate Account
Fund	Class A	Class B	Class C	Institutional	Service	Administration	Institutional

Enhanced Income	0.62%	N/A	N/A	0.25%	N/A	0.50%	N/A
Ultra-Short Duration Government	0.86	N/A	N/A	0.49	0.99%	N/A	N/A
Short Duration Government	0.91	1.51%	1.66%	0.54	1.04	N/A	N/A
Government Income	0.95	1.70	1.70	0.58	1.08	N/A	N/A
U.S. Mortgages	0.79	N/A	N/A	0.39	N/A	N/A	0.35%
Core Fixed Income	0.85	1.60	1.60	0.48	0.98	N/A	N/A
Investment Grade Credit	0.79	N/A	N/A	0.40	N/A	N/A	0.35

+	Hypothetical expenses are based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses.

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FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $562.5 billion in assets under management as of March 31, 2006 — our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.

GOLDMAN SACHS FUNDS

In building a globally diversified portfolio, you can select from more than 50 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.

International Equity Funds
▪  Asia Equity Fund[2] ▪  Emerging Markets Equity Fund
▪  International Small Cap Fund[2] ▪  Japanese Equity Fund
▪  European Equity Fund
▪  International Equity Fund
▪ Structured International Equity Fund[2]	Domestic Equity Funds
▪  Small Cap Value Fund
▪  Structured Small Cap Equity Fund[2] ▪  Small/ Mid Cap Growth Fund
▪  Growth Opportunities Fund
▪  Mid Cap Value Fund
▪  Concentrated Growth Fund
▪  Research Select FundSM
▪  Strategic Growth Fund
▪  Capital Growth Fund
▪  Large Cap Value Fund
▪  Growth and Income Fund
▪  Structured Large Cap Growth Fund[2] ▪  Structured Large Cap Value Fund[2] ▪  Structured U.S. Equity Fund[2] Asset Allocation Funds
▪  Balanced Fund
▪ Asset Allocation Portfolios	Specialty Funds
▪  Tollkeeper FundSM
▪  Structured Tax-Managed Equity Fund[2] ▪  U.S. Equity Dividend and Premium Fund
▪  Real Estate Securities Fund

Fixed Income Funds
▪  Emerging Markets Debt Fund
▪  High Yield Fund
▪  High Yield Municipal Fund
▪  Global Income Fund
▪  Investment Grade Credit Fund
▪  Core Fixed Income Fund
▪  Government Income Fund
▪  U.S. Mortgages Fund
▪  Municipal Income Fund
▪  California Intermediate AMT-Free Municipal Fund
▪  New York Intermediate AMT-Free Municipal Fund
▪  Short Duration Tax-Free Fund
▪  Short Duration Government Fund
▪  Ultra-Short Duration Government Fund
▪  Enhanced Income Fund

Money Market Funds[1]

[1]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

[2]	Effective December 30, 2005, the Asia Growth Fund was renamed the Asia Equity Fund and the International Growth Opportunities Fund was renamed the International Small Cap Fund. Also effective December 30, 2005, the CORESM International Equity, CORESM Small Cap Equity, CORESM Large Cap Growth, CORESM Large Cap Value and CORESM U.S. Equity Funds were renamed, respectively, the Structured International Equity, Structured Small Cap Equity, Structured Large Cap Growth, Structured Large Cap Value and Structured U.S. Equity Funds. Effective January 6, 2006, the CORESM Tax-Managed Equity Fund was renamed the Structured Tax-Managed Equity Fund.

The Goldman Sachs Research Select FundSM, CORESM and Tollkeeper FundSM are registered service marks of Goldman, Sachs & Co.

GOLDMAN SACHS ASSET MANAGEMENT, L.P. 32 OLD SLIP, 32ND FLOOR, NEW YORK, NEW YORK 10005

TRUSTEES Ashok N. Bakhru, Chairman John P. Coblentz, Jr. Patrick T. Harker Mary Patterson McPherson Alan A. Shuch Wilma J. Smelcer Richard P. Strubel Kaysie P. Uniacke	OFFICERS Kaysie P. Uniacke, President James A. Fitzpatrick, Vice President James A. McNamara, Vice President John M. Perlowski, Treasurer Peter V. Bonanno, Secretary

GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (II) on the Securities and Exchange Commission Web site at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. When available, the Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. When available, Form N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Foreign and emerging markets investments may be more volatile and less liquid than investment in U.S. securities and will be subject to the risks of currency fluctuations and political developments. At times, the Core Fixed Income and Investment Grade Credit Funds may be unable to sell certain of their portfolio securities without a substantial drop in price, if at all. The Core Fixed Income and Investment Grade Credit Funds may also engage in foreign currency transactions for hedging purposes including cross hedging or for speculative purposes. Forward foreign currency exchange contracts are subject to the risk that the counterparty to the contract will default on its obligations.

Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Fund’s entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Please consider a Fund’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing. The Prospectus contains this and other information about the Funds.

Copyright 2006 Goldman, Sachs & Co. All rights reserved. 06-854	TFISAR / 66.6K / 06-06

ITEM 2.	CODE OF ETHICS. Not applicable to the Semi–Annual Report for the period ended April 30, 2006

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to the Semi–Annual Report for the period ended April 30, 2006

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable to the Semi–Annual Report for the period ended April 30, 2006

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant’s Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	June 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	June 28, 2006

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	June 28, 2006